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                          CAPITAL INCOME BUILDER, INC.

                                     Part B
                      Statement of Additional Information

                               July 30, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Income Builder (the "fund" or "CIB") dated
July 30, 2008 or retirement plan prospectus of the fund dated January 1, 2008.
You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                          Capital Income Builder, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

                               TABLE OF CONTENTS

Item                                                                  Page no.
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Financial statements

                        Capital Income Builder -- Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

INCOME PRODUCING SECURITIES

..    The fund will invest at least 90% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will invest at least 50% of its assets in equity securities.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba or below by Moody's Investors Service ("Moody's") and
     BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

INVESTING OUTSIDE THE U.S.

..    The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller

                        Capital Income Builder -- Page 2
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capitalization stocks often provide attractive investment opportunities.
However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or

                        Capital Income Builder -- Page 3
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     not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets

                        Capital Income Builder -- Page 4
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of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government

                        Capital Income Builder -- Page 5
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agency or entity. These agencies and entities include, but are not limited to:
Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac),
Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority
and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Com-

                        Capital Income Builder -- Page 6
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     mercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit

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its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration

                        Capital Income Builder -- Page 8
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expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended October 31, 2007 and 2006 were 24% and 26%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer; except that, as to 25% of the fund's total assets, up to 10% of its total assets may be invested in

                        Capital Income Builder -- Page 9
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securities issued or guaranteed as to payment of interest and principal by a foreign government or its agencies or instrumentalities or by a multinational agency;

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;

4.   Knowingly purchase securities of other management investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5.   Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies
(including forward currency contracts);

6.   Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the fund's total assets;

7.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

8.   Make loans, except that the fund may purchase debt securities, enter into repurchase agreements and make loans of portfolio securities;

9.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10.  Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300%
asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

12.  Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

13.  Purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14.  Invest in interests in oil, gas, or other mineral exploration or development programs;

                       Capital Income Builder -- Page 10
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15.  Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

16.  Write, purchase or sell put options, call options or combinations thereof;

With respect to investment restriction number 6, investments in 144A securities and 4(2) commercial paper are excluded for the purposes of calculating the 10%
limitation.

With respect to investment restriction number 2, in determining industry classifications for issuers domiciled outside the United States, the fund will use reasonable classifications that are not so broad that the primary economic characteristic of the companies in a single class is materially different. The fund will determine such classifications of issuers domiciled outside the United
States based on the issuer's principal or major business activities.

Notwithstanding investment restriction number 4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by its directors pursuant to an exemptive order granted by the Securities and
Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.

1.   The fund may not issue senior securities, except as permitted by the 1940
Act.

2.   The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

3.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                       Capital Income Builder -- Page 11
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                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                     NUMBER OF
 POSITION WITH FUND                                              PORTFOLIOS/3/
 (YEAR FIRST ELECTED               PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                  DURING PAST FIVE YEARS        BY DIRECTOR            BY DIRECTOR
-------------------------------------------------------------------------------------------------------------

 Joseph C. Berenato, 62         Chairman and CEO, Ducommun             6         Ducommun Incorporated
 Director (2005)                Incorporated (aerospace
                                components manufacturer)

-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 75      Private investor; former              21         AECOM Technology
 Director (1987)                President and CEO, The Mission                   Corporation;
                                Group (non-utility holding                       DineEquity, Inc.;
                                company, subsidiary of                           Ducommun Incorporated;
                                Southern California Edison                       Southwest Water Company
                                Company)
-------------------------------------------------------------------------------------------------------------
 Robert J. Denison, 67          Chair, First Security                  5         None
 Director (2005)                Management (private
                                investment)
-------------------------------------------------------------------------------------------------------------
 Koichi Itoh, 67                Executive Chairman of the              5         None
 Director (2005)                Board, Itoh Building Co., Ltd.
                                (building management); former
                                President, Autosplice KK
                                (electronics)
-------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 50             Professor, Columbia                    4         The NASDAQ Stock Market LLC;
 Director (2001)                University, School of                            Trimble Navigation Limited
                                International and Public
                                Affairs; former Member, World
                                Trade Organization Appellate
                                Body
-------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 54        Private investor; Chairman of          6         None
 Chairman of the Board          the Board and CEO, Ladera
 (Independent and               Management Company (venture
 Non-Executive) (1992)          capital and agriculture);
                                former owner and President,
                                Energy Investment, Inc.

-------------------------------------------------------------------------------------------------------------
 Gail L. Neale, 73              President, The Lovejoy                 4         None
 Director (1987)                Consulting Group, Inc. (a
                                pro-bono consulting group
                                advising nonprofit
                                organizations)
-------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill, Ph.D., 71   Member of the Board of                 2         None
 Director (1992)                Directors, The Lowy Institute
                                for International Policy
                                Studies, Sydney, Australia;
                                former Planning Director and
                                acting CEO, United States
                                Studies Centre, University of
                                Sydney, Australia; former
                                Deputy Chairman of the Council
                                and Chairman of the
                                International Advisory Panel,
                                Graduate School of Government,
                                University of Sydney,
                                Australia; former Chairman of
                                the Council, Australian
                                Strategic Policy Institute;
                                former Chichele Professor of
                                the History of War and Fellow,
                                All Souls College, University
                                of Oxford; former Chairman of
                                the Council, International
                                Institute for Strategic
                                Studies
-------------------------------------------------------------------------------------------------------------
 Donald E. Petersen, 81         Retired; former Chairman of            2         None
 Director (1992)                the Board and CEO, Ford Motor
                                Company
-------------------------------------------------------------------------------------------------------------
 Stefanie Powers, 65            Actor, Producer; Co-founder            2         None
 Director (1989 - 1996;         and President of The William
 1997)                          Holden Wildlife Foundation;
                                conservation consultant to
                                Land Rover and Jaguar North
                                America; author of The Jaguar
                                Conservation Trust
-------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 59      President and Professor of            14         None
 Director (2001)                Anthropology, The University
                                of Tulsa; former President and
                                Professor of Archaeology,
                                Claremont Graduate University

-------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr., Ph.D., 83   Senior Economic Adviser and            2         None
 Director (1987)                Corporate Chair in
                                International Economics, The
                                RAND Corporation; former Dean,
                                The RAND Graduate School
-------------------------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 12

"INTERESTED" DIRECTORS/5/

                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS              NUMBER OF
 POSITION WITH FUND            HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED           OR THE PRINCIPAL UNDERWRITER       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)              OF THE FUND              BY DIRECTOR      BY DIRECTOR OR OFFICER
------------------------------------------------------------------------------------------------------------

 James B. Lovelace, 52        Senior Vice President - Capital         3         None
 Vice Chairman of the         Research Global Investors,
 Board (1992)                 Capital Research and Management
                              Company; Director, Capital
                              Research and Management Company

------------------------------------------------------------------------------------------------------------
 Catherine M. Ward, 61        Senior Vice President and               1         None
 Director (1987)              Director, Capital Research and
                              Management Company; Director,
                              American Funds Service
                              Company*; Director, Capital
                              Group Research, Inc.*
------------------------------------------------------------------------------------------------------------

                       Capital Income Builder -- Page 13

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Joyce E. Gordon, 51       Senior Vice President - Capital Research Global
 President (1996)          Investors, Capital Research and Management Company;
                          Director, Capital Research and Management Company
-------------------------------------------------------------------------------
 Mark R. Macdonald, 49     Senior Vice President - Fixed Income, Capital
 Executive Vice            Research and Management Company; Director, Capital
 President (2001)          Research and Management Company
-------------------------------------------------------------------------------
 Darcy B. Kopcho, 54       Senior Vice President - Capital Research Global
 Senior Vice               Investors, Capital Research and Management Company;
 President (2006)          Director, Capital Research and Management Company;
                           Director, Capital Research Company*
-------------------------------------------------------------------------------
 Michael J. Thawley, 58    Senior Vice President, Capital Research and
 Senior Vice               Management Company; Senior Vice President, Capital
 President (2007)          Strategy Research, Inc.*; former Australian
                           Ambassador to the United States
-------------------------------------------------------------------------------
 Michael Cohen, 46         Senior Vice President - Capital Research Global
 Vice President            Investors, Capital Research Company*; Director,
 (2006)                    Capital Research Company*
-------------------------------------------------------------------------------
 David A. Hoag, 42         Senior Vice President - Fixed Income, Capital
 Vice President            Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 David M. Riley, 41        Senior Vice President - Capital Research Global
 Vice President            Investors, Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Donald H. Rolfe, 36       Associate Counsel - Fund Business Management Group,
 Vice President            Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------
 Vincent P. Corti, 52      Vice President - Fund Business Management Group,
 Secretary (1987)          Capital Research and Management Company
-------------------------------------------------------------------------------
 Jeffrey P. Regal, 36      Vice President - Fund Business Management Group,
 Treasurer                 Capital Research and Management Company
 (2001)
-------------------------------------------------------------------------------
 Tanya Schneider, 36       Assistant Vice President - Fund Business Management
 Assistant Secretary       Group, Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------
 Neal Wellons, 37          Assistant Vice President - Fund Business Management
 Assistant Treasurer       Group, Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

                       Capital Income Builder -- Page 14

* Company affiliated with Capital Research and Management Company.

1  The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2  Directors and officers of the fund serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
6  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                       Capital Income Builder -- Page 15

FUND SHARES OWNED BY DIRECTOR AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/               BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert J. Denison           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                   Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Merit E. Janow                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert J. O'Neill                  None                       None
-------------------------------------------------------------------------------
 Donald E. Petersen            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Stefanie Powers               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Steadman Upham                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Charles Wolf, Jr.             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 James B. Lovelace             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Catherine M. Ward             Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
   Companies, Inc. retirement plan and 401(k) plan.
2  An independent director may have exposure to the fund through an allocation of some or all of his or her nonqualified deferred compensation account.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $17,000 to $35,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board chairs receive additional fees for their services.

                       Capital Income Builder -- Page 16

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2007

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Joseph C.                       $37,582                          $289,125
 Berenato/3/
------------------------------------------------------------------------------------------
 H. Frederick                     31,454                           419,260
 Christie/3/
------------------------------------------------------------------------------------------
 Robert J. Denison                43,500                           200,021
------------------------------------------------------------------------------------------
 Koichi Itoh/3/                   41,625                           176,479
------------------------------------------------------------------------------------------
 Merit E. Janow                   50,992                           123,309
------------------------------------------------------------------------------------------
 Mary Myers                       52,500                           304,458
 Kauppila/3/
------------------------------------------------------------------------------------------
 Gail L. Neale                    41,375                           193,480
------------------------------------------------------------------------------------------
 Robert J. O'Neill                52,367                           115,684
------------------------------------------------------------------------------------------
 Donald E.                        45,367                            91,684
 Petersen/3/
------------------------------------------------------------------------------------------
 Stefanie Powers                  49,867                           103,684
------------------------------------------------------------------------------------------
 Steadman Upham/3/                52,761                           146,238
------------------------------------------------------------------------------------------
 Charles Wolf, Jr.                52,367                           108,684
------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2007 fiscal year for participating directors is as follows: Joseph C. Berenato
   ($4,271), H. Frederick Christie ($284,781), Koichi Itoh ($90,714), Mary Myers
   Kauppila ($731,543), Donald E. Petersen ($135,893) and Steadman Upham
   ($320,250). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of June 1, 2008, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                       Capital Income Builder -- Page 17

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 8, 1987. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any director from office and may elect a successor or

                       Capital Income Builder -- Page 18

successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940
Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any directors when requested in writing to do so by the record holders of at least
10% of the outstanding shares.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of H. Frederick Christie, Merit E. Janow, Robert J. O'Neill, Donald E.
Petersen, Stephanie Powers and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors.
Four audit committee meetings were held during the 2007 fiscal year.

The fund has a nominating committee comprised of Robert J. Denison, Koichi Itoh,
Gail L. Neale and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. One nominating committee meeting was held during the 2007 fiscal year.

The fund has a contracts committee comprised of Joseph C. Berenato, H. Frederick
Christie, Robert J. Denison, Koichi Itoh, Merit E. Janow, Mary Myers Kauppila,
Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stefanie Powers, Steadman
Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The fund has a proxy committee comprised of Joseph C. Berenato, H. Frederick
Christie, Robert J. Denison, Koichi Itoh, Merit E. Janow, Mary Myers Kauppila,
Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stephanie Powers, Steadman
Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's functions include reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, monitoring certain contested proxy voting issues, and discussing related current issues. One proxy committee meeting was held during the 2007 fiscal year.

                       Capital Income Builder -- Page 19

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund and its investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds,
Endowments and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com.
Certain American Funds, including the fund, have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

                       Capital Income Builder -- Page 20

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on June 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                       Capital Income Builder -- Page 21

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        33.79%
 Maryland Heights, MO                                Class B        20.27
----------------------------------------------------------------------------
 A G Edwards & Sons Inc.                             Class A         5.71
 Saint Louis, MO                                     Class C         6.91
----------------------------------------------------------------------------
 First Clearing LLC                                  Class B         8.35
 Glen Allen, VA                                      Class C         6.84
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class B         7.67
 New York, NY                                        Class C        16.82
                                                     Class F-1       6.53
----------------------------------------------------------------------------
 Merrill Lynch                                       Class B         6.54
 Jacksonville, FL                                    Class C        16.16
                                                     Class F-1       5.29
----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                           Class F-1       8.42
 San Francisco, CA
----------------------------------------------------------------------------
 Prudential Investment Management Service            Class F-1       5.83
 Newark, NJ
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-1      40.18
 Hartford, CT                                        Class R-3      20.76
----------------------------------------------------------------------------
 Nationwide Trust Company                            Class R-3       6.16
 Columbus, OH
----------------------------------------------------------------------------
 AST Capital Trust Company of Delaware               Class R-4       7.83
 Phoenix, AZ
----------------------------------------------------------------------------
 Capital Group Companies                             Class R-5       8.40
 Los Angeles, CA
----------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

                       Capital Income Builder -- Page 22

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Lipper Income Funds Index;
Citigroup Broad Investment-Grade 1-10 Year Bond Index; results of the top 20% of
MSCI US Index constituents ranked by yield; results of the top 40% of MSCI All
Country World Index (ex-US) constituents ranked by yield; and the total return of the Cash Management Trust of America.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                       Capital Income Builder -- Page 23

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2007:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER          NUMBER
                                     REGISTERED           POOLED          OF OTHER
                                     INVESTMENT         INVESTMENT        ACCOUNTS
                                  COMPANIES (RICS)   VEHICLES (PIVS)      IN WHICH
                                      IN WHICH           IN WHICH         PORTFOLIO
                                      PORTFOLIO         PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR         COUNSELOR       IS A MANAGER
                      OF FUND       IS A MANAGER       IS A MANAGER      (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
----------------------------------------------------------------------------------------

 James B.               Over         4      $229.6         None              None
 Lovelace            $1,000,000
-----------------------------------------------------------------------------------------
 Joyce E. Gordon        Over         3      $117.2         None              None
                     $1,000,000
-----------------------------------------------------------------------------------------
 Mark R.                Over         4      $150.5         None              None
 Macdonald           $1,000,000
-----------------------------------------------------------------------------------------
 Darcy B. Kopcho        Over         2      $211.2      1      $0.07         None
                     $1,000,000
-----------------------------------------------------------------------------------------
 Michael Cohen        None/5/           None            1      $0.11         None
-----------------------------------------------------------------------------------------
 David A. Hoag          Over         2      $  5.4         None              None
                     $1,000,000
-----------------------------------------------------------------------------------------
 David M. Riley         Over            None               None              None
                     $1,000,000
-----------------------------------------------------------------------------------------
 Timothy D.          $500,001 -      2      $ 39.3         None              None
 Armour              $1,000,000
-----------------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
3  Represents funds advised or sub-advised by Capital Research and Management
   Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
   Group International, Inc., an affiliate of Capital Research and Management
   Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5  Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

                       Capital Income Builder -- Page 24

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

       RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------

      0.240%             $              0             $  1,000,000,000
----------------------------------------------------------------------------
      0.200                 1,000,000,000                2,000,000,000
----------------------------------------------------------------------------
      0.180                 2,000,000,000                3,000,000,000
----------------------------------------------------------------------------
      0.165                 3,000,000,000                5,000,000,000
----------------------------------------------------------------------------
      0.155                 5,000,000,000                8,000,000,000
----------------------------------------------------------------------------
      0.150                 8,000,000,000               13,000,000,000
----------------------------------------------------------------------------
      0.145                13,000,000,000               17,000,000,000
----------------------------------------------------------------------------
      0.140                17,000,000,000               21,000,000,000
----------------------------------------------------------------------------
      0.135                21,000,000,000               27,000,000,000
----------------------------------------------------------------------------
      0.130                27,000,000,000               34,000,000,000
----------------------------------------------------------------------------
      0.125                34,000,000,000               44,000,000,000
----------------------------------------------------------------------------
      0.120                44,000,000,000               55,000,000,000
----------------------------------------------------------------------------
      0.117                55,000,000,000               71,000,000,000
----------------------------------------------------------------------------
      0.114                71,000,000,000               89,000,000,000
----------------------------------------------------------------------------
      0.112                89,000,000,000              115,000,000,000
----------------------------------------------------------------------------
      0.110               115,000,000,000
----------------------------------------------------------------------------

                       Capital Income Builder -- Page 25

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                              Monthly gross income

        RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------

       3.00%                $          0                $100,000,000
----------------------------------------------------------------------------
       2.50                  100,000,000
----------------------------------------------------------------------------

Assuming net assets of $30 billion and gross investment income levels of 3%, 4%,
5%, 6% and 7%, management fees would be 0.24%, 0.27%, 0.30%, 0.32% and 0.35%, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under Rule 12b-1 and extraordinary expenses, such as litigation and acquisitions) for any fiscal year ending on a date on which the
Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the investment adviser is required to reduce its management fee due to Class A share expense ratios exceeding the above limit, the investment adviser will either: (i) reduce its management fee similarly for other classes of shares, or (ii) reimburse the fund for other expenses to the extent necessary to result in an expense reduction only for Class A shares of the fund.

For the fiscal years ended October 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $235,205,000,
$164,654,000 and $124,219,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $211,684,000 (a reduction of $23,521,000), $148,174,000 (a reduction of $16,480,000) and $114,050,000 (a reduction of $10,169,000) for the fiscal years ended October 31, 2007, 2006 and 2005, respectively.

                       Capital Income Builder -- Page 26

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive, and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

In addition, during the year ended October 31, 2007, the investment adviser waived the fees in excess of the rates provided in the November 1, 2007 amended investment advisory and service agreement.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company/(R)/, the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended October 31, 2007, the total fees paid by the investment adviser were $122,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company.

                       Capital Income Builder -- Page 27

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------

               CLASS C                               $13,035,000
------------------------------------------------------------------------------
              CLASS F-1                                4,229,000
------------------------------------------------------------------------------
             CLASS 529-A                                 819,000
------------------------------------------------------------------------------
             CLASS 529-B                                 137,000
------------------------------------------------------------------------------
             CLASS 529-C                                 349,000
------------------------------------------------------------------------------
             CLASS 529-E                                  41,000
------------------------------------------------------------------------------
            CLASS 529-F-1                                 18,000
------------------------------------------------------------------------------
              CLASS R-1                                  150,000
------------------------------------------------------------------------------
              CLASS R-2                                2,256,000
------------------------------------------------------------------------------
              CLASS R-3                                1,235,000
------------------------------------------------------------------------------
              CLASS R-4                                  281,000
------------------------------------------------------------------------------
              CLASS R-5                                  665,000
------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors/(R)/, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

                       Capital Income Builder -- Page 28

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2007            $76,655,000        $337,762,000
                                                  2006             51,399,000         226,129,000
                                                  2005             62,521,000         278,645,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2007              4,843,000          32,776,000
                                                  2006              3,409,000          22,689,000
                                                  2005              3,982,000          30,029,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2007                      0          36,507,000
                                                  2006              1,012,000          21,456,000
                                                  2005                      0          23,732,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2007              1,856,000           8,556,000
                                                  2006              1,165,000           5,433,000
                                                  2005              1,102,000           5,196,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2007                140,000             929,000
                                                  2006                109,000             691,000
                                                  2005                120,000             734,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2007                      0           1,326,000
                                                  2006                      0             796,000
                                                  2005                      0             691,000
-----------------------------------------------------------------------------------------------------

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

                       Capital Income Builder -- Page 29

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-5, no 12b-1 fees are paid from Class
F-2 or Class R-5 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                       Capital Income Builder -- Page 30

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
         -------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
         -------------------------------------------------------------------------

     1 Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2007 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $166,127,000               $22,014,000
------------------------------------------------------------------------------
        CLASS B                   51,461,000                 5,566,000
------------------------------------------------------------------------------
        CLASS C                  109,236,000                15,626,000
------------------------------------------------------------------------------
       CLASS F-1                  11,781,000                 2,645,000
------------------------------------------------------------------------------
      CLASS 529-A                  2,015,000                   285,000
------------------------------------------------------------------------------
      CLASS 529-B                  1,495,000                   174,000
------------------------------------------------------------------------------
      CLASS 529-C                  4,004,000                   655,000
------------------------------------------------------------------------------
      CLASS 529-E                    258,000                    46,000
------------------------------------------------------------------------------
     CLASS 529-F-1                         0                         0
------------------------------------------------------------------------------
       CLASS R-1                     999,000                   203,000
------------------------------------------------------------------------------
       CLASS R-2                   3,895,000                   694,000
------------------------------------------------------------------------------
       CLASS R-3                   3,135,000                   582,000
------------------------------------------------------------------------------
       CLASS R-4                     478,000                   101,000
------------------------------------------------------------------------------

                       Capital Income Builder -- Page 31

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of July 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC

     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation

                       Capital Income Builder -- Page 32

     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions

                       Capital Income Builder -- Page 33

relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in

                       Capital Income Builder -- Page 34

relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises.
Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by

                       Capital Income Builder -- Page 35

the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
October 31, 2007, 2006 and 2005 amounted to $39,137,000, $30,478,000 and
$22,620,000, respectively. The volume of trading activity increased during these years, resulting in an increase in  brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group,
Goldman Sachs & Co., J.P. Morgan Securities Inc., Lehman Brothers, Merrill
Lynch, Pierce, Fenner & Smith Inc., UBS AG and Wachovia Securities Private
Client Group. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $668,724,000, Credit Suisse Group in the amount of $168,071,000, J.P. Morgan Chase & Co. in the amount of
$164,500,000, UBS AG in the amount of $161,806,000 and Wachovia Corporation in the amount of $511,033,000. The fund held debt securities of Citigroup Inc. in the amount of $97,744,000, Goldman Sachs Group Inc. in the amount of
$26,421,000, J.P. Morgan Chase & Co. in the amount of $454,582,000, Lehman
Brothers Holdings Inc. in the amount of $87,199,000, Merrill Lynch & Co., Inc.
in the amount of $87,866,000 and Wachovia Corporation in the amount of
$20,839,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

                       Capital Income Builder -- Page 36

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is

                       Capital Income Builder -- Page 37

calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

                       Capital Income Builder -- Page 38

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

                       Capital Income Builder -- Page 39

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

                       Capital Income Builder -- Page 40

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with

                       Capital Income Builder -- Page 41

     respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than
     46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income

                       Capital Income Builder -- Page 42

     from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

                       Capital Income Builder -- Page 43

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       Capital Income Builder -- Page 44

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

                       Capital Income Builder -- Page 45

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

                       Capital Income Builder -- Page 46

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                       Capital Income Builder -- Page 47

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     In addition, you may redeem Class F-1 shares held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                       Capital Income Builder -- Page 48

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

                       Capital Income Builder -- Page 49

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

                       Capital Income Builder -- Page 50

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

                       Capital Income Builder -- Page 51

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts

                       Capital Income Builder -- Page 52

     specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

                       Capital Income Builder -- Page 53

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or

                       Capital Income Builder -- Page 54

     decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                       Capital Income Builder -- Page 55

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as

                       Capital Income Builder -- Page 56

permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

                       Capital Income Builder -- Page 57

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                       Capital Income Builder -- Page 58

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund if, in the opinion of the fund's board of directors, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                       Capital Income Builder -- Page 59

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $47,559,000 for Class A shares and $3,732,000 for
Class B shares for the 2007 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- O'Melveny & Myers LLP, 400 South Hope Street, Los
Angeles, CA 90071, serves as independent legal counsel ("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

                       Capital Income Builder -- Page 60

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                       Capital Income Builder -- Page 61

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- APRIL 30, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $59.40
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $63.02

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                       Capital Income Builder -- Page 62

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/SM/  . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                       Capital Income Builder -- Page 63

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                       Capital Income Builder -- Page 64

                                                  FUND NUMBERS
                                   --------------------------------------------
                                            CLASS  CLASS  CLASS  CLASS   CLASS
FUND                               CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target Date
Retirement Fund/(R)/ . . . . . .     069    2169   2269   2369   2469    2569
American Funds 2045 Target Date
Retirement Fund/(R)/ . . . . . .     068    2168   2268   2368   2468    2568
American Funds 2040 Target Date
Retirement Fund/(R)/ . . . . . .     067    2167   2267   2367   2467    2567
American Funds 2035 Target Date
Retirement Fund/(R)/ . . . . . .     066    2166   2266   2366   2466    2566
American Funds 2030 Target Date
Retirement Fund/(R)/ . . . . . .     065    2165   2265   2365   2465    2565
American Funds 2025 Target Date
Retirement Fund/(R)/ . . . . . .     064    2164   2264   2364   2464    2564
American Funds 2020 Target Date
Retirement Fund/(R)/ . . . . . .     063    2163   2263   2363   2463    2563
American Funds 2015 Target Date
Retirement Fund/(R)/ . . . . . .     062    2162   2262   2362   2462    2562
American Funds 2010 Target Date
Retirement Fund/(R)/ . . . . . .     061    2161   2261   2361   2461    2561

                       Capital Income Builder -- Page 65

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                       Capital Income Builder -- Page 66

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Capital Income Builder -- Page 67

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Capital Income Builder -- Page 68

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       Capital Income Builder -- Page 69
....

[logo – American Funds®]

Capital Income Builder®
Investment portfolio

April 30, 2008
 unaudited

Common stocks — 68.13%	Shares	Market value (000)

FINANCIALS — 13.44%
HSBC Holdings PLC (United Kingdom)[1]	37,893,402	$658,632
HSBC Holdings PLC (Hong Kong)[1]	31,487,976	543,211
Banco Santander, SA1	54,292,614	1,171,130
Bank of America Corp.	22,142,340	831,223
Hang Seng Bank Ltd.[1]	24,296,400	488,063
BNP Paribas SA1	4,260,270	457,552
Fannie Mae	15,865,000	448,979
Société Générale[1]	2,743,246	318,976
Société Générale[1,2]	466,624	53,029
Citigroup Inc.	14,491,700	366,205
Wells Fargo & Co.	12,070,000	359,082
BOC Hong Kong (Holdings) Ltd.[1]	132,593,500	343,224
Toronto-Dominion Bank	5,207,000	341,842
Wachovia Corp.	11,474,400	334,479
AXA SA1	8,643,333	319,385
HCP, Inc.	8,813,500	314,642
St.George Bank Ltd.[1]	12,343,969	307,629
Commerzbank U.S. Finance, Inc.[1]	8,365,000	301,406
EFG Eurobank Ergasias SA1	9,612,733	296,386
Freddie Mac	11,800,000	293,938
Sun Hung Kai Properties Ltd.[1]	16,248,000	282,723
Westfield Group[1]	16,399,838	280,448
Banco Itaú Holding Financeira SA, preferred nominative	9,592,500	273,799
Hudson City Bancorp, Inc.	12,500,000	239,125
Bank of Nova Scotia	4,847,200	230,182
Royal Bank of Canada	4,300,000	205,051
JPMorgan Chase & Co.	3,735,000	177,973
Sampo Oyj, Class A1	6,299,928	177,567
Westpac Banking Corp.[1]	7,500,000	172,140
UniCredit SpA[1]	22,480,000	169,103
Hypo Real Estate Holding AG1	4,486,692	166,490
Kimco Realty Corp.	3,998,500	159,580
Equity Residential, shares of beneficial interest	3,750,500	155,721
ING Groep NV, depository receipts[1]	3,616,216	137,238
United Overseas Bank Ltd.[1]	8,150,000	122,097
AMP Ltd.[1]	16,300,210	119,676
iStar Financial, Inc.	6,207,550	119,495
TrygVesta A/S1	1,374,350	117,638
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	114,449
Lloyds TSB Group PLC[1]	13,235,000	112,132
ProLogis, shares of beneficial interest	1,750,000	109,567
Wereldhave NV1	864,109	109,230
CapitaMall Trust, units[1]	41,282,880	105,437
Ascendas Real Estate Investment Trust[1]	52,582,775	99,107
Admiral Group PLC[1]	5,700,000	97,866
Weingarten Realty Investors	2,634,750	97,196
DnB NOR ASA[1,2]	6,275,000	93,123
Irish Life & Permanent PLC[1]	5,713,949	91,207
S P Setia Bhd.[1,3]	65,577,500	88,069
VastNed Retail NV1,3	845,106	85,307
Bank of New York Mellon Corp.	1,924,536	83,775
CapitaCommercial Trust Management Ltd.[1]	49,122,300	81,606
UBS AG1,2	2,241,620	75,043
Brandywine Realty Trust	4,185,370	73,035
Champion REIT[1]	138,772,000	71,116
KBC Groep NV1	525,000	70,587
Intesa Sanpaolo SpA[1]	9,400,000	70,098
Link REIT[1]	28,480,894	68,170
AMB Property Corp.	1,175,000	67,856
Goodman Group[1]	13,184,326	55,746
Macquarie International Infrastructure Fund Ltd.[1,3]	83,170,000	53,525
United Bankshares, Inc.	1,775,000	51,635
Nieuwe Steen Investments NV1	1,769,100	51,117
Bank of the Philippine Islands[1]	43,197,720	51,093
Washington Mutual, Inc.	4,000,000	49,160
Hospitality Properties Trust	1,500,000	48,195
KeyCorp	1,860,000	44,882
Marsh & McLennan Companies, Inc.	1,600,000	44,144
Corio NV1,2	415,000	38,614
CapitaRetail China Trust[1,2]	30,837,000	34,208
Extra Space Storage Inc.	2,000,000	33,660
Fortune Real Estate Investment Trust[1,3]	52,408,500	33,464
Arthur J. Gallagher & Co.	1,355,000	33,292
National Bank of Greece SA1	578,000	31,944
Krung Thai Bank PCL[1]	96,158,100	31,475
Lincoln National Corp.	541,500	29,111
Frasers Centrepoint Trust[1]	30,400,000	27,581
Cambridge Industrial Trust[1,3]	51,975,000	26,874
Allco Commercial REIT[1,3]	44,940,001	26,764
FirstMerit Corp.	1,256,963	25,793
Eurobank Properties REIT[1]	1,950,000	24,819
Jardine Lloyd Thompson Group PLC[1]	3,330,000	24,352
TICON Industrial Connection PCL[1,3]	41,951,000	23,687
Mapletree Logistics Trust[1]	30,730,000	23,266
XL Capital Ltd., Class A	642,800	22,427
National City Corp.	3,324,316	20,943
Hana Financial Holdings[1]	404,000	18,241
Regions Financial Corp.	598,050	13,109
Cathay No. 2 Real Estate Investment Trust[1]	31,500,000	11,285
Fubon No. 2 Real Estate Investment Trust[1]	29,900,000	11,060
re-plus residential investment inc.[1]	1,568	3,707
		14,738,208

UTILITIES — 10.42%
E.ON AG1	12,776,000	2,590,283
Exelon Corp.	14,290,000	1,221,509
Veolia Environnement[1]	14,114,362	1,014,701
SUEZ SA1	12,227,500	858,988
RWE AG1	6,417,500	735,892
Electricité de France SA1	6,611,000	687,636
Dominion Resources, Inc.	11,022,980	478,287
Southern Co.	12,478,000	464,556
Fortum Oyj[1]	9,865,000	415,825
FirstEnergy Corp.	5,390,500	407,737
PPL Corp.	6,709,900	322,209
Hongkong Electric Holdings Ltd.[1]	44,750,000	281,730
Public Service Enterprise Group Inc.	5,562,600	244,254
Ameren Corp.	4,687,120	212,608
Entergy Corp.	1,652,500	189,806
SP AusNet[1,3]	134,638,701	160,620
Edison International	3,000,000	156,510
FPL Group, Inc.	2,000,000	132,580
Xcel Energy Inc.	5,516,000	114,733
DTE Energy Co.	2,750,000	110,852
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	91,465
Tokyo Gas Co., Ltd.[1]	21,646,000	82,995
Scottish and Southern Energy PLC[1]	2,400,000	65,972
Northeast Utilities	2,000,000	52,640
Progress Energy, Inc.	1,200,000	50,388
Duke Energy Corp.	2,677,640	49,028
Electricity Generating PCL[1]	13,810,428	41,524
NiSource Inc.	2,289,307	40,979
Consolidated Edison, Inc.	900,000	37,440
National Grid PLC[1]	2,632,652	36,387
American Electric Power Co., Inc.	684,600	30,554
Pinnacle West Capital Corp.	738,200	25,054
United Utilities PLC[1]	1,666,666	23,557
		11,429,299

TELECOMMUNICATION SERVICES — 8.81%
Verizon Communications Inc.	46,055,500	1,772,216
AT&T Inc.	41,630,605	1,611,521
Koninklijke KPN NV1	65,581,820	1,194,999
France Télécom SA1	28,895,000	904,691
Belgacom SA1	12,889,800	590,787
Telenor ASA[1,2]	26,185,000	524,785
Deutsche Telekom AG1	26,900,000	481,533
Telekomunikacja Polska SA1	45,654,800	458,934
Singapore Telecommunications Ltd.[1]	147,752,500	421,815
Embarq Corp.[3]	9,263,327	385,076
Vodafone Group PLC[1]	80,203,000	253,012
TeliaSonera AB1	25,541,500	227,434
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	145,130,000	139,942
Telkom SA Ltd.[1]	5,227,300	88,468
Far EasTone Telecommunications Co., Ltd.[1]	50,652,988	86,251
Advanced Info Service PCL[1]	27,980,000	82,282
DiGi.Com Bhd.[1]	10,452,000	80,367
MTN Group Ltd.[1]	4,109,000	77,988
Telekom Malaysia Bhd.[1]	58,772,500	67,531
Philippine Long Distance Telephone Co.[1]	1,053,250	64,353
StarHub Ltd[1]	25,787,250	57,834
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	51,479
BT Group PLC[1]	10,000,000	43,833
		9,667,131

ENERGY — 7.17%
Sasol Ltd.[1]	25,936,931	1,471,328
Chevron Corp.	11,510,000	1,106,686
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	628,667
Royal Dutch Shell PLC, Class B1	4,497,187	179,086
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	148,738
Royal Dutch Shell PLC, Class A1	3,055,000	122,785
ENI SpA[1]	26,142,866	1,004,790
ENI SpA (ADR)	912,492	70,280
ConocoPhillips	9,544,800	822,285
Husky Energy Inc.	16,130,000	728,493
StatoilHydro ASA[1]	15,801,434	567,412
SBM Offshore NV1,3	9,213,988	353,317
Enbridge Inc.	3,018,268	124,148
PetroChina Co. Ltd., Class H1	81,918,000	123,720
PTT Exploration and Production PCL[1]	22,350,000	117,674
Marathon Oil Corp.	2,500,000	113,925
TOTAL SA1	694,000	58,127
TOTAL SA (ADR)	600,000	50,400
Oil & Natural Gas Corp. Ltd.[1]	1,564,561	40,084
Spectra Energy Corp	1,338,820	33,069
		7,865,014

CONSUMER STAPLES — 5.42%
Philip Morris International Inc.[2]	16,437,100	838,785
PepsiCo, Inc.	8,795,000	602,721
Diageo PLC[1]	28,448,000	580,637
Nestlé SA1	1,150,000	548,571
Kellogg Co.	9,024,000	461,758
H.J. Heinz Co.	9,579,751	450,536
UST Inc.[3]	8,542,000	444,782
ConAgra Foods, Inc.	12,850,000	302,746
Altria Group, Inc.	11,820,000	236,400
Foster’s Group Ltd.[1]	47,820,985	228,482
Kimberly-Clark Corp.	3,000,000	191,970
Kraft Foods Inc., Class A	6,035,076	190,889
Reynolds American Inc.	3,480,000	187,398
General Mills, Inc.	3,000,000	181,200
SABMiller PLC[1]	7,100,000	163,014
Coca-Cola Co.	2,625,000	154,534
Imperial Tobacco Group PLC[1]	1,390,000	66,598
Sara Lee Corp.	4,200,000	60,942
Lion Nathan Ltd.[1]	4,431,066	34,864
Premier Foods PLC[1]	4,600,000	11,694
		5,938,521

MATERIALS — 4.88%
ArcelorMittal[1]	11,705,000	1,029,902
Bayer AG, non-registered shares[1]	9,622,000	817,723
China Steel Corp.[1]	475,549,548	781,412
Koninklijke DSM NV1	6,091,000	327,114
BlueScope Steel Ltd.[1]	30,457,876	315,822
POSCO[1]	516,500	253,318
Ambuja Cements Ltd.[1,3]	86,400,919	242,529
Israel Chemicals Ltd.[1]	12,100,907	221,199
Norsk Hydro ASA[1]	11,470,000	168,966
Weyerhaeuser Co.	2,500,000	159,700
RPM International, Inc.[3]	6,900,000	153,870
Fletcher Building Ltd.[1]	21,176,596	141,525
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	134,844
Packaging Corp. of America	5,000,000	109,900
Dow Chemical Co.	2,200,000	88,330
Stora Enso Oyj, Class R1	6,000,000	74,119
Formosa Plastics Corp.[1]	24,805,000	70,683
Worthington Industries, Inc.	3,639,800	65,553
UPM-Kymmene Oyj[1]	3,100,000	59,405
PaperlinX Ltd.[1]	22,547,000	53,555
Norske Skogindustrier ASA[1,2]	9,439,285	41,680
Boral Ltd.[1]	6,013,024	35,117
Hung Hing Printing Group Ltd.[1]	29,024,000	9,161
		5,355,427

INDUSTRIALS — 4.61%
General Electric Co.	34,220,000	1,118,994
Siemens AG1	3,880,000	456,082
Sandvik AB1	24,895,000	381,879
Macquarie Infrastructure Group[1,3]	142,568,021	378,442
Deutsche Post AG1	9,170,159	285,151
United Technologies Corp.	3,855,000	279,372
Macquarie Airports[1,3]	93,268,737	274,525
AB Volvo, Class B1	17,957,000	273,224
Leighton Holdings Ltd.[1]	5,347,000	235,791
Singapore Technologies Engineering Ltd.[1]	91,974,000	219,137
Geberit AG1	770,000	117,660
Emerson Electric Co.	2,190,000	114,449
Transport International Holdings Ltd.[1]	20,174,000	108,752
Hopewell Holdings Ltd.[1]	22,244,300	97,114
Waste Management, Inc.	2,600,000	93,860
Singapore Post Private Ltd.[1,3]	107,025,000	91,595
Uponor Oyj[1]	3,335,000	71,637
Spirax-Sarco Engineering PLC[1]	3,190,391	68,906
Koninklijke BAM Groep NV1	2,328,797	55,645
Heijmans NV, depository receipts[1]	1,203,605	48,553
Qantas Airways Ltd.[1]	15,052,744	48,038
BELIMO Holding AG1,3	42,250	40,668
AB SKF, Class B1	2,000,000	36,596
Hopewell Highway Infrastructure Ltd.[1]	40,730,900	32,463
Seco Tools AB, Class B1	1,660,000	30,675
IMI PLC[1]	3,060,000	27,224
Rentokil Initial PLC[1]	10,900,000	20,696
Fong’s Industries Co. Ltd.[1,3]	36,590,000	20,280
Seaspan Corp.	650,000	17,277
Macquarie Infrastructure Co. LLC	339,100	10,037
		5,054,722

CONSUMER DISCRETIONARY — 4.14%
Daimler AG1	9,242,887	714,831
OPAP (Greek Organization of Football Prognostics) SA1	14,603,493	567,849
Renault SA1	5,063,000	518,449
Esprit Holdings Ltd.[1]	28,561,000	351,940
Carnival Corp., units	8,600,000	345,462
Genuine Parts Co.	7,315,000	310,595
McDonald’s Corp.	4,400,000	262,152
Vivendi SA1,2	3,540,000	143,324
General Motors Corp.	6,000,000	139,200
Macquarie Communications Infrastructure Group[1,3]	27,867,700	117,936
Macquarie Communications Infrastructure Group[1,3,4]	4,539,041	19,209
Kingfisher PLC[1]	42,961,000	112,051
William Hill PLC[1]	13,037,970	99,095
DSG International PLC[1]	74,823,761	96,249
Greene King PLC[1,3]	8,722,210	88,597
Mediaset SpA[1]	9,720,000	88,106
British Sky Broadcasting Group PLC[1]	6,849,000	73,685
Television Broadcasts Ltd.[1]	10,717,000	61,484
Schibsted ASA[1]	1,907,400	57,076
Shangri-La Asia Ltd.[1]	15,320,000	42,316
Intercontinental Hotels Group PLC[1]	2,412,352	38,609
Ekornes ASA[1,3]	1,980,425	35,774
Halfords Group PLC[1]	5,100,000	28,230
Aristocrat Leisure Ltd.[1]	3,791,027	26,715
Bijou Brigitte modische Accessoires AG1	182,900	26,403
Idearc Inc.[3]	7,939,714	26,201
Kesa Electricals PLC[1]	5,175,000	21,178
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	20,031
Headlam Group PLC[1]	2,500,000	19,809
KangwonLand Inc.[1]	875,000	18,232
Samson Holding Ltd.[1]	109,290,000	17,552
Yue Yuen Industrial (Holdings) Ltd.[1]	5,493,500	16,716
Gestevisión Telecinco SA1	762,000	16,007
Entercom Communications Corp., Class A	1,260,000	13,356
Carpetright PLC[1]	465,000	6,787
		4,541,206

HEALTH CARE — 3.07%
Merck & Co., Inc.	20,753,100	789,448
Roche Holding AG1	4,016,000	665,882
Pfizer Inc	23,905,000	480,730
Bristol-Myers Squibb Co.	19,950,000	438,301
Johnson & Johnson	6,500,000	436,085
Abbott Laboratories	3,507,349	185,013
Sonic Healthcare Ltd.[1]	10,740,949	153,797
Orion Oyj, Class B1	5,708,194	119,673
Baxter International Inc.	560,440	34,927
Fisher & Paykel Healthcare Corp. Ltd.[1]	11,223,808	23,420
Clínica Baviera, SA1,2	791,000	20,564
Oriola-KD Oyj, Class B1	4,205,677	19,423
		3,367,263

INFORMATION TECHNOLOGY — 1.84%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	211,112,184	460,156
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	126,625
Microsoft Corp.	17,615,000	502,380
Intel Corp.	14,300,000	318,318
Delta Electronics, Inc.[1]	59,955,950	179,215
Xilinx, Inc.	6,400,000	158,528
Lite-On Technology Corp.[1]	89,680,427	104,989
Halma PLC[1]	14,093,000	59,636
Acer Inc.[1]	23,804,795	51,366
Rotork PLC[1]	1,270,000	26,904
Wistron Corp.[1]	8,191,019	13,163
Oakton Ltd.[1,3]	4,617,960	11,450
		2,012,730

MISCELLANEOUS — 4.33%
Other common stocks in initial period of acquisition		4,753,791

Total common stocks (cost: $60,669,639,000)		74,723,312

Preferred stocks — 0.60%

FINANCIALS — 0.42%
Bank of America Corp., Series K, 8.00% noncumulative[5]	70,750,000	72,100
Bank of America Corp., Series E, 0% depositary shares	1,936,800	36,255
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	93,978
Fannie Mae, Series O, 7.00%[5,6]	431,805	19,890
Fannie Mae, Series E, 5.10%	607,841	19,700
Fannie Mae, Series L, 5.125%	468,050	16,031
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	56,000,000	50,187
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	45,829,000	41,485
Freddie Mac, Series V, 5.57%	1,968,085	37,455
Public Storage, Inc., Series F, 6.45%	1,000,000	21,100
RBS Capital Trust IV 3.496% noncumulative trust[5]	24,945,000	19,364
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	14,520,000	12,734
XL Capital Ltd., Series E, 6.50%[5]	11,555,000	8,101
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	6,600
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	7,500,000	5,048
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[5,6]	2,650,000	2,359
		462,387

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	19,275

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[5,6]	13,000,000	9,021

MISCELLANEOUS — 0.15%
Other preferred stocks in initial period of acquisition		165,748

Total preferred stocks (cost: $724,911,000)		656,431

	Shares or	Market value
Rights — 0.00%	principal amount	(000)

FINANCIALS — 0.00%
UBS AG, rights, expire 2008[1,2]	2,241,620	$3,770

Total rights (cost: $0)		3,770

Convertible securities — 0.38%

CONSUMER DISCRETIONARY — 0.16%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	4,383,600	161,536
General Motors Corp., Series B, 5.25% convertible preferred 2032	$17,500,000	12,341
		173,877

FINANCIALS — 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	68,032
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	150,000	7,822
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,4]	450,000	23,468
		99,322

UTILITIES — 0.07%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	78,085

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		65,909

Total convertible securities (cost: $436,967,000)		417,193

	Principal amount
Bonds & notes — 21.17%	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 7.29%
Fannie Mae 4.89% 2012	25,000	25,139
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	20,908
Fannie Mae 4.00% 2015	17,626	17,355
Fannie Mae 11.00% 2015	493	555
Fannie Mae 7.00% 2016	69	73
Fannie Mae 11.00% 2016	209	237
Fannie Mae 5.00% 2017	164	167
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	11,622	11,825
Fannie Mae 5.00% 2018	28,259	28,662
Fannie Mae 5.00% 2018	1,808	1,833
Fannie Mae 11.00% 2018	486	556
Fannie Mae 4.50% 2019	25,229	25,101
Fannie Mae 4.50% 2019	23,634	23,463
Fannie Mae 4.50% 2019	17,042	16,956
Fannie Mae 5.50% 2019	3,331	3,368
Fannie Mae 4.50% 2020	103,695	102,945
Fannie Mae 4.50% 2020	33,063	32,896
Fannie Mae 4.50% 2020	19,507	19,409
Fannie Mae 5.50% 2020	7,645	7,839
Fannie Mae 11.00% 2020	154	169
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,392
Fannie Mae 6.00% 2021	1,256	1,295
Fannie Mae 6.00% 2021	1,075	1,109
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	49,310	48,708
Fannie Mae 10.50% 2022	301	337
Fannie Mae 6.00% 2024	34,364	35,345
Fannie Mae 6.00% 2026	81,016	83,329
Fannie Mae 6.00% 2027	207,650	213,578
Fannie Mae 6.50% 2027	29,495	30,585
Fannie Mae 6.50% 2027	7,788	8,075
Fannie Mae 6.50% 2027	5,087	5,275
Fannie Mae 6.50% 2027	1,919	1,990
Fannie Mae 6.50% 2027	836	867
Fannie Mae 6.00% 2028	6,821	7,005
Fannie Mae 6.00% 2028	3,706	3,806
Fannie Mae 6.00% 2028	3,560	3,655
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	318	341
Fannie Mae 7.50% 2029	69	74
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,921	3,011
Fannie Mae 7.50% 2031	216	230
Fannie Mae 7.50% 2031	43	46
Fannie Mae 5.50% 2033	10,221	10,316
Fannie Mae 5.50% 2033	3,688	3,723
Fannie Mae 5.50% 2034	17,513	17,649
Fannie Mae 5.00% 2035	5,060	4,981
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	15,105
Fannie Mae 5.50% 2035	11,001	11,085
Fannie Mae 6.50% 2035	20,259	21,143
Fannie Mae 7.00% 2035	763	795
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	13,621	9,905
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,891	7,557
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,364	1,818
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,077	1,663
Fannie Mae, Series 2006-65, Class PF, 3.175% 2036[5]	14,380	14,013
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	27,896	27,889
Fannie Mae 6.00% 2036	75,198	76,943
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	71,328	72,332
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	62,609	63,528
Fannie Mae 6.00% 2036	54,109	55,364
Fannie Mae 6.00% 2036	49,010	50,163
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	47,495	48,502
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	42,248	43,072
Fannie Mae 6.00% 2036	31,152	31,875
Fannie Mae 6.00% 2036	21,964	22,473
Fannie Mae 6.00% 2036	21,310	21,804
Fannie Mae 6.00% 2036	16,700	17,088
Fannie Mae 6.00% 2036	4,629	4,738
Fannie Mae 7.50% 2036	3,080	3,222
Fannie Mae 5.162% 2037[5]	27,914	28,290
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	81,627	82,696
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	61,545	62,730
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	18,710	18,830
Fannie Mae 5.50% 2037	7,579	7,626
Fannie Mae 5.50% 2037	4,644	4,672
Fannie Mae 5.50% 2037	4,313	4,340
Fannie Mae 5.50% 2037	4,003	4,028
Fannie Mae 5.50% 2037	1,945	1,957
Fannie Mae 5.50% 2037	1,371	1,380
Fannie Mae 5.684% 2037[5]	27,032	27,598
Fannie Mae 6.00% 2037	23,223	23,762
Fannie Mae 6.00% 2037	21,505	22,004
Fannie Mae 6.00% 2037	19,926	20,195
Fannie Mae 6.00% 2037	14,507	14,844
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,364	9,554
Fannie Mae 6.00% 2037	4,625	4,688
Fannie Mae 6.011% 2037[5]	3,840	3,935
Fannie Mae 6.50% 2037[1]	72,232	73,828
Fannie Mae 6.50% 2037	45,841	47,112
Fannie Mae 6.50% 2037	41,078	42,564
Fannie Mae 6.50% 2037	40,270	41,852
Fannie Mae 6.50% 2037	28,500	29,290
Fannie Mae 6.50% 2037	24,559	25,448
Fannie Mae 6.50% 2037	23,550	24,204
Fannie Mae 6.50% 2037	19,128	19,658
Fannie Mae 6.50% 2037	17,238	17,716
Fannie Mae 6.50% 2037	16,174	16,759
Fannie Mae 6.50% 2037	9,111	9,441
Fannie Mae 6.50% 2037	6,103	6,272
Fannie Mae 6.50% 2037	4,882	5,017
Fannie Mae 6.50% 2037	4,412	4,572
Fannie Mae 6.50% 2037	3,169	3,284
Fannie Mae 6.50% 2037	2,901	3,006
Fannie Mae 6.50% 2037	2,370	2,456
Fannie Mae 6.538% 2037[5]	4,182	4,309
Fannie Mae 6.749% 2037[5]	4,105	4,238
Fannie Mae 6.798% 2037[5]	3,270	3,379
Fannie Mae 7.00% 2037	66,942	69,741
Fannie Mae 7.00% 2037	31,825	33,155
Fannie Mae 7.00% 2037	13,881	14,461
Fannie Mae 7.00% 2037[1]	13,021	13,512
Fannie Mae 7.00% 2037	6,270	6,532
Fannie Mae 7.00% 2037	5,825	6,136
Fannie Mae 7.00% 2037	5,153	5,369
Fannie Mae 7.00% 2037	4,000	4,167
Fannie Mae 7.00% 2037	2,532	2,638
Fannie Mae 7.00% 2037	1,721	1,793
Fannie Mae 7.00% 2037	1,625	1,693
Fannie Mae 7.00% 2037	1,296	1,365
Fannie Mae 7.00% 2037	1,279	1,333
Fannie Mae 7.00% 2037	1,166	1,214
Fannie Mae 7.00% 2037	1,000	1,053
Fannie Mae 7.00% 2037	1,006	1,048
Fannie Mae 7.00% 2037	891	939
Fannie Mae 7.00% 2037	879	916
Fannie Mae 7.00% 2037	872	908
Fannie Mae 7.50% 2037	14,398	15,059
Fannie Mae 7.50% 2037	7,518	7,948
Fannie Mae 7.50% 2037	4,664	4,878
Fannie Mae 7.50% 2037[1]	3,757	3,926
Fannie Mae 7.50% 2037	2,678	2,801
Fannie Mae 7.50% 2037[1]	620	648
Fannie Mae 7.50% 2037	579	605
Fannie Mae 5.381% 2038[5]	28,082	28,523
Fannie Mae 5.462% 2038[5]	41,035	41,771
Fannie Mae 5.492% 2038[5]	16,036	16,337
Fannie Mae 6.50% 2038	41,620	42,774
Fannie Mae 6.50% 2038	37,966	39,018
Fannie Mae 6.50% 2038	36,349	37,357
Fannie Mae 6.50% 2038	32,473	33,648
Fannie Mae 6.50% 2038	5,198	5,342
Fannie Mae 6.50% 2038	3,359	3,452
Fannie Mae 6.50% 2038	2,046	2,103
Fannie Mae 6.50% 2038	1,894	1,946
Fannie Mae 6.50% 2038	1,525	1,567
Fannie Mae 7.00% 2038	15,745	16,403
Fannie Mae 7.00% 2038	6,597	6,872
Fannie Mae 7.00% 2038	2,412	2,540
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	405	420
Fannie Mae 7.00% 2047	6,086	6,317
Freddie Mac 4.00% 2015	9,249	8,935
Freddie Mac 6.00% 2017	380	392
Freddie Mac 4.50% 2018	5,093	5,068
Freddie Mac 4.50% 2019	9,412	9,351
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,337
Freddie Mac 5.50% 2019	10,609	10,874
Freddie Mac 4.50% 2020	22,093	21,903
Freddie Mac, Series 2642, Class BL, 3.50% 2023	10,686	10,063
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,354	5,008
Freddie Mac, Series 1617, Class PM, 6.50% 2023	4,158	4,295
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,523	4,591
Freddie Mac 6.00% 2026	31,608	32,539
Freddie Mac 6.00% 2026	31,039	31,953
Freddie Mac 5.50% 2027	53,490	54,130
Freddie Mac 6.00% 2027	24,616	25,341
Freddie Mac 6.50% 2027	29,476	30,593
Freddie Mac 6.50% 2027	26,363	27,362
Freddie Mac, Series 2153, Class GG, 6.00% 2029	8,027	8,194
Freddie Mac, Series 2122, Class QM, 6.25% 2029	15,195	15,500
Freddie Mac 6.50% 2032	4,077	4,259
Freddie Mac 7.50% 2032	1,961	2,092
Freddie Mac, Series 3061, Class PN, 5.50% 2035	23,715	24,019
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	23,753	18,081
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	14,512	10,982
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	5,003
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,984
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,587	4,432
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,568	2,806
Freddie Mac, Series 3156, Class NG, 6.00% 2036	57,004	58,293
Freddie Mac 7.00% 2036	7,951	8,293
Freddie Mac 5.43% 2037[5]	8,435	8,547
Freddie Mac 5.439% 2037[5]	19,691	19,962
Freddie Mac 5.485% 2037[5]	33,197	33,748
Freddie Mac 5.50% 2037	48,113	47,910
Freddie Mac, Series 3286, Class JN, 5.50% 2037	38,040	38,265
Freddie Mac 5.50% 2037	27,461	27,646
Freddie Mac 5.731% 2037[5]	22,507	23,018
Freddie Mac 5.875% 2037[5]	6,736	6,895
Freddie Mac, Series 3271, Class OA, 6.00% 2037	37,723	39,004
Freddie Mac 6.00% 2037	743	761
Freddie Mac 6.23% 2037[5]	15,164	15,334
Freddie Mac 6.289% 2037[5]	9,827	10,062
Freddie Mac 6.347% 2037[5]	38,348	39,352
Freddie Mac 6.50% 2037	38,967	40,087
Freddie Mac 6.50% 2037	21,119	21,726
Freddie Mac 7.00% 2037	7,152	7,460
Freddie Mac 5.00% 2038	99,313	97,700
Freddie Mac 5.00% 2038	84	83
Freddie Mac 5.607% 2038[5]	14,606	14,856
Freddie Mac 5.935% 2038[5]	19,366	19,782
Freddie Mac 6.00% 2036	97,815	100,070
Freddie Mac 6.50% 2047	13,507	13,840
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	13,899	13,533
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,131	1,078
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	530	519
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	778	665
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,205	2,100
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.599% 2034[5]	7,197	6,722
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.63% 2034[5]	6,012	5,945
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.668% 2034[5]	13,192	12,316
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,897
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	46,457	47,550
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[6]	1,435	1,447
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[6]	69,971	43,325
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,148	4,112
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	19,132	18,846
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	51,653
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,669
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	42,725
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	18,409	16,371
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[5]	14,535	14,176
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	3,116	3,102
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[5]	18,000	17,742
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	37,500	37,142
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,594
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	8,486	7,271
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	30,870	29,572
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	24,993	22,762
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	10,828	10,393
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	5,420	5,052
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,320	3,626
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	17,688	15,801
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,825	4,973
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,046	1,725
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	12,665	10,919
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	3,382
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	19,068	18,172
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	16,133	15,013
Countrywide Alternative Loan Trust, Series 2006-7CB, Class 1-A-13, 6.00% 2036	5,000	3,036
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	37,135
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,719	13,267
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.952% 2047[5]	73,710	52,457
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.099% 2035[5,6]	5,050	5,148
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,901
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[5]	5,000	4,671
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	7,819	7,618
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,492
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[5]	14,840	14,828
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.472% 2043[5]	7,200	7,133
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.513% 2043[5]	16,830	16,390
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	15,000	14,635
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[5]	18,000	18,147
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	36,569
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	20,597
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	17,266	16,892
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	3,292	3,158
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	3,181	3,059
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.553% 2034[5]	3,995	3,833
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.068% 2036[5]	4,956	4,758
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.831% 2037[5]	63,308	57,788
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.874% 2037[5]	68,465	56,412
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.875% 2037[5]	87,222	78,682
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.002% 2035[5]	10,497	8,317
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.90% 2036[5]	12,984	11,589
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.912% 2036[5]	31,660	24,436
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.918% 2036[5]	46,479	34,905
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	50,740	39,055
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.887% 2037[5]	50,363	40,478
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.96% 2037[5]	23,530	17,251
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[5]	59,866	43,781
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	21,555	20,319
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	112	107
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	29,588	25,987
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	40,000	34,265
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,424	718
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	120	101
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,394
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.962% 2036[5]	4,837	3,404
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.252% 2036[5]	3,941	3,010
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	59,859	51,828
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	43,044	37,023
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	42,828	36,496
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.844% 2033[5]	6,071	5,804
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.05% 2034[5]	5,642	5,386
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.71% 2034[5]	3,758	3,307
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.089% 2034[5]	3,260	3,129
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,138	11,543
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.872% 2035[1,5]	32,548	22,540
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.214% 2037[5]	23,186	21,316
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.944% 2047[5]	41,117	38,554
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.098% 2047[5]	87,599	83,311
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	8,352	8,031
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,566	7,339
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	14,815	14,579
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	49,432	48,360
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[5]	10,000	9,689
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.643% 2036[5]	11,979	9,966
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[5]	28,870	27,883
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	16,515
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[5]	37,429	28,706
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	47,818	39,232
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	44,288	40,855
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[5]	16,950	16,215
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034[1]	5,261	4,865
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.632% 2035[5]	35,813	28,129
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	20,701	18,697
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.819% 2036[5]	11,410	7,790
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.996% 2036[5]	28,349	21,530
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.633% 2037[5]	27,755	21,899
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.972% 2033[5]	3,222	3,060
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.375% 2034[5]	5,284	5,201
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.96% 2034[5]	7,865	7,591
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.045% 2034[5]	7,269	6,745
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	45,339
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 5.102% 2035[5]	33,423	28,462
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.795% 2036[5]	4,869	3,864
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	2,393	2,399
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,872	21,113
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	7,812	8,075
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,753	8,523
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	24,939
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[5]	21,700	21,335
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[5]	4,955	4,929
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.89% 2037[5]	22,640	19,300
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,639	13,838
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	62,720	55,855
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	31,715	29,430
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019	7,633	6,792
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	21,732	20,467
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	741	625
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,602	1,351
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,762	6,422
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	8,333	7,821
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,347	6,991
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[5]	60,557	50,562
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[5]	27,269	22,238
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	18,854	16,776
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	14,128	12,571
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	10,537	9,995
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,665	9,836
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,161	1,048
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	29,986	20,818
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	28,584	25,817
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 3.295% 2036[5]	18,832	12,618
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037[1]	43,221	28,094
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,6]	32,500	32,064
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,6]	34,000	32,082
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	39,624	39,531
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[5]	6,000	5,954
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	17,000	17,026
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,570
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	3,919	3,943
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,787	25,469
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	17,648	17,517
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	83,718	61,886
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	12,901	12,849
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.379% 2042[5]	24,000	23,937
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[5]	5,000	5,042
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.947% 2042[5]	20,105	18,959
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[6]	26,000	25,541
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,6]	13,620	12,981
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[6]	20,000	18,905
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,6]	3,380	3,061
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,963	6,859
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	15,000	14,703
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	19,985
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,591
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,6]	22,000	21,888
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,6]	17,320	16,558
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[6]	16,500	15,921
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1,6]	2,000	1,853
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	27,529	27,216
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,363
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	3,619	3,639
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,084
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	13,028	12,892
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,631
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.126% 2036[5]	72,540	53,099
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.015% 2046[5]	56,076	52,407
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.873% 2017[5,6]	13,535	13,019
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.837% 2018[5]	8,537	8,157
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.919% 2019[5,6]	14,400	13,936
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.907% 2033[5]	13,990	13,428
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,880	9,196
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	26,112	24,684
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,176	13,028
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,6]	27,000	25,696
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[6]	10,000	8,832
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,6]	14,000	12,149
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[1]	24,414	19,043
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	33,214	26,239
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	35,000	24,029
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	25,000	18,750
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.784% 2035[5]	17,252	12,176
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.929% 2036[5]	38,209	27,172
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	38,142	37,973
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	43,686	35,601
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[5,6]	35,315	32,355
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[5]	37,939	32,122
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,588	3,510
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	20,305	19,694
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.493% 2027[5,6]	1,415	1,413
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	6,254	5,849
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,598
Bank of America 5.50% 2012[6]	25,000	26,230
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	17,699	15,447
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.609% 2037[5]	12,081	10,027
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	25,000	23,948
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	10,740	8,199
Government National Mortgage Assn. 6.00% 2035	4,754	4,896
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	13,000	10,168
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,403
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,855
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[6]	7,750	8,104
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[6]	13,900	14,607
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.173% 2035[5]	18,472	17,862
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[5]	4,000	3,157
Northern Rock PLC 5.625% 2017[6]	20,000	20,481
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.312% 2036[5]	23,998	17,885
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[6]	15,000	16,334
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,844
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	16,198	15,711
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	14,782
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 3.277% 2016[5,6]	8,000	7,926
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,652	5,576
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,877
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,929
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[5]	12,192	11,584
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	12,187	11,128
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,263
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	5,711
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.065% 2037[5]	15,484	10,938
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[6]	10,000	10,884
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,881
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	8,192	8,209
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,731	2,758
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,173	5,359
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 3.06% 2018[5,6]	8,000	7,985
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,693	7,855
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	7,644
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.916% 2035[5]	7,864	6,626
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.767% 2046[5]	6,702	6,251
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,497	5,386
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	4,698	4,472
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[6]	2,975	3,041
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.435% 2034[5,6]	2,000	1,954
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.406% 2034[5]	454	435
		7,992,495

FINANCIALS — 3.52%
ASIF Global Financing XXIII 3.90% 2008[6]	13,605	13,557
International Lease Finance Corp. 4.35% 2008	28,500	28,434
International Lease Finance Corp. 4.50% 2008	5,000	5,000
AIG SunAmerica Global Financing VII 5.85% 2008[6]	5,000	5,016
International Lease Finance Corp. 6.375% 2009	15,000	15,094
American International Group, Inc. 4.70% 2010	2,500	2,500
International Lease Finance Corp. 5.00% 2010	4,560	4,530
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	19,880
International Lease Finance Corp. 5.00% 2012	10,000	9,612
International Lease Finance Corp., Series R, 5.40% 2012	4,000	3,949
American General Finance Corp., Series J, 6.50% 2017	16,750	16,117
American General Finance Corp., Series J, 6.90% 2017	28,800	28,531
American International Group, Inc., Series G, 5.85% 2018	4,100	4,104
ILFC E-Capital Trust I 5.90% 2065[5,6]	11,450	9,076
ILFC E-Capital Trust II 6.25% 2065[5,6]	15,000	13,335
American International Group, Inc., Series A-1, 6.25% 2087[5]	13,225	11,696
Washington Mutual Bank, FA, Series 11, 6.875% 2011	25,375	23,869
Washington Mutual, Inc. 5.95% 2013	5,750	5,209
Washington Mutual Bank, FA 5.65% 2014	5,640	4,984
Washington Mutual Bank, FA, Series 16, 5.125% 2015	47,820	40,702
Washington Mutual, Inc. 5.25% 2017	250	213
Washington Mutual, Inc. 7.25% 2017	9,675	8,334
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[5,6]	33,700	19,423
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[5,6]	51,500	33,008
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[5,6]	8,700	5,398
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[5,6]	53,100	46,265
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,567
JPMorgan Chase & Co. 4.75% 2013	28,500	28,468
J.P. Morgan Chase & Co. 4.891% 2015[5]	45,000	41,814
JPMorgan Chase Bank NA 6.00% 2017	13,500	14,041
JPMorgan Chase & Co., Series I, 7.90% (undated)[5]	40,000	40,880
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	27,297
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	15,000	13,481
Merrill Lynch & Co., Inc. 5.45% 2013	106,280	103,511
Merrill Lynch & Co., Inc., 6.875% 2018	38,865	39,252
BankAmerica Corp. 5.875% 2009	7,500	7,626
Bank of America Corp. 4.25% 2010	15,000	15,077
Bank of America Corp. 7.125% 2011	1,750	1,878
Bank of America Corp. 4.90% 2013	25,000	25,082
Bank of America Corp. 5.65% 2018	27,000	27,071
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[5]	55,500	56,789
Lehman Brothers Holdings Inc., Series I, 2.94% 2012[5]	13,805	12,314
Lehman Brothers Holdings Inc. 5.625% 2013	8,000	7,891
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	33,965	34,221
Lehman Brothers Holdings Inc. 5.75% 2017	11,275	10,555
Lehman Brothers Holdings Inc. 6.50% 2017	12,000	11,808
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	35,410	36,280
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5]	20,160	14,326
Citigroup Inc. 4.125% 2010	11,000	10,803
Citigroup Inc. 4.625% 2010	10,000	9,903
Citigroup Inc. 5.50% 2013	63,500	63,955
Citigroup Inc. 6.125% 2017	7,500	7,626
Citigroup Inc., Series E, 8.40% (undated)[5]	10,000	10,133
Citigroup Capital XXI 8.30% 2057[5]	13,900	14,231
CIT Group Inc. 3.10% 2009[5]	1,802	1,618
CIT Group Inc. 4.25% 2010	953	821
CIT Group Inc. 4.75% 2010	390	335
CIT Group Inc. 5.20% 2010	20,000	17,356
CIT Group Inc. 5.60% 2011	15,000	12,790
CIT Group Inc. 3.32% 2012[5]	23,920	19,278
CIT Group Inc. 7.625% 2012	4,577	4,273
CIT Group Inc. 7.75% 2012[1]	125	115
CIT Group Inc. 5.40% 2013	3,215	2,687
CIT Group Inc. 5.65% 2017	14,488	12,021
CIT Group Inc. 5.80% 2036	6,835	5,598
CIT Group Inc. 6.10% 2067[5]	38,720	20,253
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[5]	110,175	88,518
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,465
Countrywide Home Loans, Inc., Series K, 5.625% 2009	4,763	4,519
Countrywide Home Loans, Inc., Series H, 6.25% 2009	13,558	12,979
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,290
Countrywide Financial Corp., Series B, 5.80% 2012	60,135	57,379
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,144
American Express Centurion Bank 5.55% 2012	20,000	20,042
American Express Co. 6.15% 2017	32,330	32,727
American Express Co. 8.15% 2038	2,500	2,917
American Express Co. 6.80% 2066[5]	21,625	20,780
Wells Fargo & Co. 4.375% 2013	17,750	17,578
Wells Fargo Bank, National Assn. 4.75% 2015	66,750	65,515
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[6]	6,000	5,967
Prudential Funding, LLC, Series B, 6.60% 2008[6]	12,412	12,421
Prudential Financial, Inc., Series D, 5.10% 2011	11,785	11,850
Prudential Financial, Inc., Series D, 5.15% 2013	19,000	18,877
Prudential Financial, Inc., Series D, 5.50% 2016	1,500	1,485
Prudential Financial, Inc., Series D, 6.00% 2017	10,000	10,101
Prudential Holdings, LLC, Series C, 8.695% 2023[6,7]	15,000	18,089
Household Finance Corp. 4.125% 2008	6,000	5,986
Household Finance Corp. 6.40% 2008	50,000	50,133
HSBC Holdings PLC 6.50% 2037	22,350	21,988
Monumental Global Funding 5.50% 2013[6]	31,350	31,804
Monumental Global Funding III 2.913% 2014[5,6]	24,860	22,801
Monumental Global Funding III 5.25% 2014[6]	24,000	23,420
Wachovia Corp. 5.30% 2011	10,000	10,039
Wachovia Corp. 5.50% 2013	67,400	67,647
Liberty Mutual Group Inc. 5.75% 2014[6]	10,000	10,068
Liberty Mutual Group Inc. 6.50% 2035[6]	11,200	10,072
Liberty Mutual Group Inc. 7.50% 2036[6]	38,050	35,622
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	13,050	11,806
CNA Financial Corp. 6.60% 2008	4,000	4,040
CNA Financial Corp. 6.00% 2011	20,000	20,261
CNA Financial Corp. 5.85% 2014	42,000	40,515
Simon Property Group, LP 5.375% 2008	2,000	2,001
Simon Property Group, LP 3.75% 2009	3,000	2,972
Simon Property Group, LP 4.875% 2010	5,000	4,999
Simon Property Group, LP 4.875% 2010	2,500	2,468
Simon Property Group, LP 5.375% 2011	2,000	2,000
Simon Property Group, LP 5.60% 2011	14,750	14,805
Simon Property Group, LP 5.00% 2012	20,000	19,232
Simon Property Group, LP 5.75% 2012	15,650	15,791
SLM Corp., Series A, 4.00% 2009	10,000	9,663
SLM Corp., Series A, 5.48% 2009[5]	10,000	9,156
SLM Corp., Series A, 4.50% 2010	21,000	18,743
SLM Corp., Series A, 5.40% 2011	20,000	17,754
SLM Corp., Series A, 5.00% 2015	10,000	8,244
UniCredito Italiano SpA 5.584% 2017[1,5,6]	32,900	31,308
UniCredito Italiano SpA 6.00% 2017[6]	20,800	20,163
UniCredito Italiano Capital Trust II 9.20% (undated)[5,6]	10,000	10,203
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,785
Developers Diversified Realty Corp. 4.625% 2010	13,250	12,893
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,880
Developers Diversified Realty Corp. 5.375% 2012	12,565	11,742
Residential Capital Corp. 8.375% 2010[5]	26,310	14,405
General Motors Acceptance Corp. 6.875% 2011	17,000	14,177
General Motors Acceptance Corp. 7.25% 2011	30,000	25,464
General Motors Acceptance Corp. 7.00% 2012	5,000	4,063
Residential Capital, LLC 8.50% 2012[5]	3,515	1,810
Capital One Financial Corp. 7.125% 2008	5,750	5,769
Capital One Financial Corp. 5.70% 2011	15,000	14,657
Capital One Financial Corp. 4.80% 2012	2,750	2,563
Capital One Bank 6.50% 2013	13,477	13,148
Capital One Capital III 7.686% 2036[5]	25,625	21,946
PNC Bank NA 6.875% 2018	7,700	7,974
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	9,300	6,525
PNC Funding Corp., Series I, 6.517% (undated)[5,6]	58,200	42,450
Société Générale 5.75% 2016[6]	31,500	30,550
Société Générale 5.922% (undated)[5,6]	30,495	26,097
Goldman Sachs Group, Inc. 6.15% 2018	55,000	55,738
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[6]	5,000	4,996
Metropolitan Life Global Funding I, 5.125% 2013[6]	22,305	22,328
MetLife, Inc. 5.50% 2014	1,000	1,018
MetLife, Inc. 5.00% 2015	2,500	2,483
MetLife Capital Trust X 9.25% 2068[5,6]	21,500	24,304
Lincoln National Corp. 5.65% 2012	10,500	10,546
Lincoln National Corp. 7.00% 2066[5]	45,510	41,999
Genworth Financial, Inc. 4.75% 2009	13,795	13,758
Genworth Global Funding Trust, Series 2005-A, 2.96% 2010[5]	5,000	4,683
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	21,500	21,278
Genworth Financial, Inc. 6.15% 2066[5]	15,130	12,690
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,637
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	4,564
Hartford Life Insurance Co. 2.813% 2012[5]	2,500	2,468
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,478
Hartford Financial Services Group, Inc. 6.30% 2018	8,750	9,071
Glen Meadow Pass Through Trust 6.505% 2067[1,5,6]	27,500	22,731
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[6]	31,500	30,757
Westfield Group 5.40% 2012[6]	5,000	4,939
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	14,900	13,834
Westfield Group 5.70% 2016[6]	1,695	1,610
Barclays Bank PLC 5.926% (undated)[5,6]	7,505	6,347
Barclays Bank PLC 7.434% (undated)[5,6]	43,750	42,004
Plum Creek Timberlands, LP 5.875% 2015	53,000	47,276
ERP Operating LP 4.75% 2009	6,360	6,332
ERP Operating LP 6.95% 2011	11,200	11,678
ERP Operating LP 5.50% 2012	2,500	2,432
ERP Operating LP 6.625% 2012	8,000	8,128
ERP Operating LP 6.584% 2015	11,080	11,078
ERP Operating LP 5.75% 2017	6,770	6,364
iStar Financial, Inc. 3.35% 2009[5]	1,050	968
iStar Financial, Inc. 5.375% 2010	24,025	21,632
iStar Financial, Inc. 6.00% 2010	4,288	3,856
iStar Financial, Inc., Series B, 5.125% 2011	12,650	11,076
iStar Financial, Inc. 5.80% 2011	2,312	2,059
iStar Financial, Inc. 6.50% 2013	950	837
Charles Schwab Corp., Series A, 6.375% 2017	26,750	26,543
Schwab Capital Trust I 7.50% 2037[5]	15,200	13,784
Standard Chartered Bank 6.40% 2017[6]	18,450	18,925
Standard Chartered PLC 6.409% (undated)[5,6]	22,100	18,291
ACE INA Holdings Inc. 5.875% 2014	7,500	7,752
ACE INA Holdings Inc. 5.70% 2017	3,825	3,855
ACE INA Holdings Inc. 5.80% 2018	11,000	11,107
ACE Capital Trust II 9.70% 2030	12,210	14,118
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	14,500	14,734
Allstate Corp., Series B, 6.125% 2067[5]	20,000	18,608
Allstate Corp., Series A, 6.50% 2067[5]	2,500	2,300
SunTrust Banks, Inc. 6.00% 2017	5,750	5,615
SunTrust Banks, Inc.7.25% 2018	28,100	29,643
Hospitality Properties Trust 6.85% 2012	3,600	3,361
Hospitality Properties Trust 6.75% 2013	18,925	18,432
Hospitality Properties Trust 5.125% 2015	3,000	2,585
Hospitality Properties Trust 6.30% 2016	1,150	1,036
Hospitality Properties Trust 6.70% 2018	9,555	8,552
Santander Issuances, SA Unipersonal 2.902% 2016[5,6]	7,600	6,944
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	19,100	18,077
Santander Perpetual, SA Unipersonal 6.671% (undated)[5,6]	2,500	2,380
Abbey National PLC 6.70% (undated)[5]	6,000	5,887
ProLogis 5.25% 2010	32,000	31,676
New York Life Global Funding 4.625% 2010[6]	5,000	5,099
New York Life Global Funding 5.25% 2012[6]	25,000	25,448
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,270
AXA SA 6.379% (undated)[5,6]	33,000	28,472
Capmark Financial Group Inc. 3.70% 2010[5]	9,763	7,922
Capmark Financial Group Inc. 5.875% 2012	1,269	990
Capmark Financial Group Inc. 6.30% 2017	24,857	18,114
XL Capital Ltd. 5.25% 2014	10,000	9,126
Mangrove Bay Pass Through Trust 6.102% 2033[1,5,6]	30,715	17,508
Twin Reefs Asset Trust (XLFA), Series B, 3.722% 2079[5,6]	5,500	227
Royal Bank of Scotland Group PLC 6.99% (undated)[1,5,6]	28,000	26,116
QBE Capital Funding II LP 6.797% (undated)[5,6]	28,900	24,865
Fifth Third Capital Trust IV 6.50% 2067[5]	33,000	24,230
Brandywine Operating Partnership, LP 5.75% 2012	15,030	14,145
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,446
Brandywine Operating Partnership, LP 5.70% 2017	7,735	6,528
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	4,500	4,013
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	22,000	19,412
Ford Motor Credit Co. 7.875% 2010	10,000	9,523
Ford Motor Credit Co. 7.375% 2011	15,000	13,800
TuranAlem Finance BV 8.00% 2014	10,015	8,312
TuranAlem Finance BV 8.50% 2015	2,500	2,112
TuranAlem Finance BV, Series 8, 8.25% 2037	15,485	12,640
Morgan Stanley, Series F, 6.625% 2018	21,000	21,813
Resona Bank, Ltd. 5.85% (undated)[5,6]	25,000	21,117
Zions Bancorporation 5.50% 2015	10,000	8,769
Zions Bancorporation 6.00% 2015	11,585	10,537
Lazard Group LLC 7.125% 2015	19,325	18,587
Nationwide Financial Services, Inc. 6.75% 2067[5]	20,500	16,737
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,991
Kimco Realty Corp. 6.00% 2012	4,062	3,997
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,076
Kimco Realty Corp. 5.70% 2017	2,000	1,783
HBOS PLC 5.375% (undated)[5,6]	14,515	11,936
HBOS PLC 6.657% (undated)[1,5,6]	5,000	3,850
BNP Paribas 7.195% (undated)[5,6]	16,500	15,524
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	15,324
Principal Life Global Funding I 4.40% 2010[6]	10,000	10,047
Principal Life Insurance Co. 6.25% 2012[6]	5,000	5,223
State Street Capital Trust IV 3.80% 2077[5]	18,750	14,305
ORIX Corp. 5.48% 2011	14,250	13,828
Northern Trust Co. 5.85% 2017[6]	10,150	10,227
Skandinaviska Enskilda Banken AB 4.958% (undated)[5,6]	12,425	10,100
Catlin Insurance Ltd. 7.249% (undated)[1,5,6]	12,500	9,719
Korea Development Bank 5.30% 2013	9,000	9,031
Chubb Corp. 6.375% 2037[5]	9,500	8,879
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	9,200	8,309
KeyBank NA 5.50% 2012	7,200	7,061
Boston Properties LP 6.25% 2013	6,500	6,709
Northern Rock PLC 5.60% (undated)[1,5,6]	5,095	3,184
Northern Rock PLC 6.594% (undated)[1,5,6]	5,635	3,522
Rouse Co. 7.20% 2012	6,646	6,112
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,195
Principal Life Insurance Co. 5.30% 2013	5,000	5,067
ING Security Life Institutional Funding 2.903% 2010[5,6]	4,000	4,011
Woori Bank 6.208% 2067[5,6]	4,500	3,665
Independence Community Bank 3.75% 2014[5]	4,000	3,424
Financial Security Assurance Holdings Ltd. 6.40% 2066[5,6]	4,000	2,904
Assurant, Inc. 5.625% 2014	2,765	2,643
Downey Financial Corp. 6.50% 2014	2,840	2,426
Lloyds TSB Group PLC 6.267% (undated)[5,6]	2,800	2,331
North Front Pass Through Trust 5.81% 2024[1,5,6]	1,165	1,075
Federal Realty Investment Trust 8.75% 2009	1,000	1,057
Ambac Financial Group, Inc. 6.15% 2087[5]	2,250	746
		3,863,447

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 2.86%
U.S. Treasury 3.875% 2009	50,000	50,983
U.S. Treasury 6.00% 2009	175,000	183,641
U.S. Treasury 5.75% 2010	20,000	21,535
U.S. Treasury 6.50% 2010	200,000	214,840
U.S. Treasury 5.00% 2011	40,000	43,086
U.S. Treasury 5.00% 2011	20,000	21,408
U.S. Treasury 3.00% 2012[1,8]	88,295	96,870
U.S. Treasury 4.125% 2012	178,500	186,993
U.S. Treasury 4.25% 2013	41,750	44,157
U.S. Treasury 12.00% 2013	40,000	41,092
U.S. Treasury 11.75% 2014	95,000	108,537
U.S. Treasury 12.50% 2014	80,000	90,287
U.S. Treasury 13.25% 2014	80,000	89,025
U.S. Treasury Principal Strip 0% 2014	120,000	100,932
U.S. Treasury Principal Strip 0% 2014	36,250	29,769
U.S. Treasury 11.25% 2015	20,000	29,540
U.S. Treasury 7.50% 2016	200,000	254,648
U.S. Treasury 9.25% 2016	200,000	277,632
U.S. Treasury Principal Strip 0% 2018	11,460	7,500
U.S. Treasury 6.50% 2026	34,250	42,829
U.S. Treasury Principal Strip 0% 2037	103,500	28,025
Fannie Mae 7.125% 2010	215,000	233,802
Fannie Mae 6.00% 2011	120,000	129,538
Fannie Mae 5.25% 2012	100,000	103,453
Fannie Mae 6.125% 2012	65,000	71,380
Freddie Mac 4.875% 2008	75,000	75,792
Freddie Mac 5.75% 2009	50,000	51,483
Freddie Mac 6.625% 2009	115,000	121,155
Freddie Mac 7.00% 2010	65,000	69,978
Freddie Mac 5.875% 2011	100,000	105,728
Federal Agricultural Mortgage Corp. 4.25% 2008	25,000	25,149
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	30,000	31,322
Federal Agricultural Mortgage Corp. 5.50% 2011[6]	37,300	39,441
Federal Home Loan Bank 5.625% 2016	74,375	75,984
CoBank ACB 7.875% 2018[6]	18,660	19,224
CoBank ACB 3.40% 2022[5,6]	26,270	19,583
		3,136,341

ASSET-BACKED OBLIGATIONS[7]— 2.70%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	6,421
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	11,036
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[5]	5,790	3,578
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	5,000	2,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[1,5]	20,000	12,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[5]	22,800	16,213
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	122,877	121,354
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	15,932	15,501
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	21,890
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,288
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.821% 2014[5]	30,000	25,166
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	52,334
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	26,696
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	21,106	20,684
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	31,796
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	47,813
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,494
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	23,942
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[6]	814	797
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[6]	2,983	2,918
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[6]	4,760	4,756
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[6]	6,574	6,285
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[6]	9,230	9,155
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[6]	11,792	11,681
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[6]	18,696	18,701
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[6]	12,000	11,239
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[6]	15,000	13,702
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[6]	18,000	17,049
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[6]	26,821	24,969
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[6]	12,825	11,869
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.746% 2013[5,6]	37,000	35,405
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[6]	86,620	82,546
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.766% 2015[5,6]	15,000	13,805
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,949
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.366% 2012[5]	10,000	9,142
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.116% 2013[5]	12,000	10,337
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,615
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 2.786% 2015[5]	25,000	23,293
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 4.966% 2016[5]	7,000	5,557
Discover Card Master Trust, Series 2008-A2, Class A-2, 3.716% 2012[5]	33,000	32,888
Discover Card Master Trust, Series 2008-A3, Class A-3, 5.10% 2013[1]	50,000	49,962
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A-2C, 3.095% 2035[5]	22,200	17,854
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 3.045% 2036[5]	7,500	6,877
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 3.115% 2036[1,5]	23,749	19,802
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 3.135% 2036[1,5]	17,545	14,629
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 3.045% 2037[5]	20,000	17,288
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A-3B, 3.095% 2037[5]	8,000	5,681
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	3,567	3,566
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,319	6,018
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	31,300	30,200
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	32,960
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[1,5]	10,000	8,000
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[5]	64,000	61,186
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,883	11,746
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.045% 2037[5]	80,000	57,062
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	10,204	10,136
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[6]	30,000	29,752
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[6]	5,000	4,852
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[6]	25,000	23,289
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[6]	20,441	19,994
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[6]	44,000	43,553
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	4,846	4,854
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	2,723	2,742
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	33,103
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,276
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 5.302% 2009[6]	3,773	3,763
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[6]	2,746	2,743
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[5,6]	56,255	54,383
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,899	4,770
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	9,844	9,739
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	21,382	20,838
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	18,772
BA Credit Card Trust, Series 2008-1, Class A-1, 3.296% 2013[5,6]	48,000	47,212
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 2.726% 2012[5]	50,530	46,236
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 2.87% 2011[5]	17,000	16,989
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.93% 2013[5]	29,000	27,192
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	34,340
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,527
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	35,500	33,495
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	9,014
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	41,971
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1,6]	48,860	41,336
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,570
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 2.896% 2012[5]	15,000	13,174
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[6]	10,000	9,323
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 2.866% 2014[5]	3,249	3,121
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	3,121
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 3.145% 2036[5]	20,000	13,656
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	26,943
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 3.045% 2036[5]	15,000	12,479
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 3.045% 2036[5]	10,460	7,554
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 3.075% 2037[5]	29,130	20,423
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[6]	48,978	40,147
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[6]	25,150	22,596
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[6]	15,000	13,437
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	30,000	17,887
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	20,000	8,021
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,5]	15,000	8,205
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,5]	52,618	21,573
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	33,472	12,472
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.555% 2035[5]	20,000	14,885
Home Equity Asset Trust, Series 2006-8, Class 2-A-3, 3.055% 2037[5]	24,000	18,881
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[5]	23,000	20,340
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[5]	12,229	11,784
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.08% 2032[5]	5,854	4,208
Structured Asset Securities Corp., Series 2005-S6, Class A2, 3.185% 2035[5]	11,821	8,880
Structured Asset Securities Corp., Series 2005-S7, Class A2, 3.195% 2035[5,6]	20,914	16,873
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.985% 2036[5]	15,466	13,907
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.955% 2037[5]	18,473	15,887
Chase Issuance Trust, Series 2007-A9, Class A, 2.746% 2014[5]	30,000	28,622
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011[1]	26,000	25,857
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 3.135% 2035[5]	50,107	25,698
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.395% 2034[5]	11,456	9,469
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 3.045% 2036[5]	17,000	16,004
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,149
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	24,781
Providian Master Note Trust, Series 2005-A1, Class A, 2.776% 2012[5,6]	20,000	19,966
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[6]	5,000	4,796
American Express Credit Account Master Trust, Series 2008-1, Class A, 3.166% 2013[5]	25,000	24,631
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.035% 2037[5]	10,000	7,136
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.045% 2037[5]	5,000	4,131
CWABS Asset-backed Certificates Trust, Series 2006-8, Class 2-A-3, 3.055% 2046[5]	15,000	12,581
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	10,211
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	7,869
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 2.995% 2036[5]	4,967	4,765
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	21,447
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	20,657
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	20,000	19,822
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	19,276
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[6]	6,185	5,909
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[6]	13,560	12,664
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 3.185% 2035[5]	5,000	3,605
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 3.055% 2037[5]	25,000	14,509
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	18,000	17,438
Argent Securities Trust, Series 2006-W3, Class A-2C, 3.075% 2036[5]	21,500	17,068
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	16,827
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013[5]	17,000	16,285
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 3.036% 2034[5]	21,693	16,082
Structured Asset Investment Loan Trust, Series 2006-3, Class A-4, 2.985% 2036[5]	15,000	14,365
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[6]	14,041	14,106
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 3.716% 2013[5]	15,000	13,950
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[6]	15,000	13,505
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 3.055% 2036[5]	17,155	12,909
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	8,707	7,975
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034[1]	6,000	4,200
NovaStar Mortgage Funding Trust, Series 2007-1, Class A-2C, 3.075% 2037[5]	17,000	12,113
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,099
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,011
Accredited Mortgage Loan Trust, Series 2007-1, Class A-3, 3.025% 2037[5]	15,000	11,721
FFMLT Trust, Series 2006-FF4, Class A-2, 3.085% 2036[5]	12,400	11,627
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[6]	11,775	11,440
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[6]	11,044	11,099
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 2.866% 2037[5]	16,769	10,458
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[1,5,6]	15,000	9,750
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 2.976% 2013[5]	5,150	5,006
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.316% 2013[5]	5,000	4,546
BNC Mortgage Loan Trust, Series 2006-2, Class A4, 3.055% 2036[5]	10,000	6,816
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 3.615% 2037[1,5]	9,000	1,256
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 3.795% 2037[1,5]	4,500	485
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 4.195% 2037[1,5]	2,500	260
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	7,960	8,079
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,653	7,870
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 3.015% 2037[5]	9,000	7,868
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[1,5]	16,901	7,606
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[1]	4,892	4,762
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031[1]	3,000	2,659
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 3.125% 2037[5]	9,000	6,117
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	6,033
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[6]	7,644	5,771
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	4,964
SACO I Trust, Series 2006-12, Class I-A, 3.035% 2036[5]	13,404	4,691
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.016% 2019[1,5,6]	5,010	4,321
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,903	3,867
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,649	2,711
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.695% 2034[5]	1,977	1,504
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.795% 2034[5]	1,542	786
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,161	2,159
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023[1]	1,871	1,779
Soundview Home Loan Trust, Series 2007-OPT1, Class M-4, 3.495% 2037[1,5]	9,500	1,325
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	1,256	1,174
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[5]	1,201	1,152
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.315% 2033[5]	130	82
		2,955,145

CONSUMER DISCRETIONARY — 0.85%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,471
Comcast Corp. 5.45% 2010	9,500	9,695
Comcast Cable Communications, Inc. 6.75% 2011	34,590	35,924
Comcast Cable Communications, Inc. 7.125% 2013	13,000	13,944
Tele-Communications, Inc. 7.875% 2013	10,000	10,883
Comcast Corp. 5.85% 2015	31,000	31,402
Comcast Corp. 6.30% 2017	10,000	10,409
Time Warner Inc. 3.30% 2009[5]	15,000	14,479
Time Warner Inc. 5.50% 2011	10,000	9,916
AOL Time Warner Inc. 6.75% 2011	5,000	5,138
Time Warner Companies, Inc. 9.125% 2013	10,000	11,254
Time Warner Inc. 5.875% 2016	48,600	47,452
Time Warner Companies, Inc. 7.25% 2017	2,500	2,606
AOL Time Warner Inc. 7.625% 2031	5,000	5,380
Time Warner Inc. 6.50% 2036	17,300	16,367
Federated Department Stores, Inc. 6.625% 2008	20,000	20,060
Federated Department Stores, Inc. 6.30% 2009	5,000	4,987
Federated Retail Holdings, Inc. 5.35% 2012	6,896	6,431
Federated Retail Holdings, Inc. 5.90% 2016	53,144	46,656
Marriott International, Inc., Series J, 5.625% 2013	45,000	44,281
Marriott International, Inc., Series I, 6.375% 2017	22,750	22,425
Target Corp. 5.125% 2013	18,400	18,721
Target Corp. 6.00% 2018	34,000	35,378
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,308
J.C. Penney Co., Inc. 8.00% 2010	31,925	32,951
J.C. Penney Co., Inc. 9.00% 2012	8,480	9,183
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,163
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	34,819
News America Holdings Inc. 9.25% 2013	5,200	6,000
News America Inc. 5.30% 2014	5,000	5,031
News America Holdings Inc. 8.00% 2016	2,000	2,300
News America Inc. 7.25% 2018	4,250	4,678
News America Holdings Inc. 8.25% 2018	10,000	11,379
News America Inc. 6.65% 2037	12,600	13,067
Viacom Inc. 5.75% 2011	13,500	13,660
Viacom Inc. 6.25% 2016	26,000	26,315
Walt Disney Co. 5.70% 2011	4,000	4,186
Walt Disney Co. 4.70% 2012	25,000	25,468
Walt Disney Co. 5.625% 2016	6,000	6,240
Centex Corp. 4.55% 2010	2,000	1,816
Centex Corp. 7.875% 2011	2,000	1,956
Centex Corp. 5.25% 2015	12,500	10,452
Centex Corp. 6.50% 2016	21,560	19,217
McGraw-Hill Companies, Inc. 5.90% 2017	33,000	32,030
D.R. Horton, Inc. 5.25% 2015	2,240	2,005
D.R. Horton, Inc. 5.625% 2016	2,310	2,010
D.R. Horton, Inc. 6.50% 2016	21,690	19,955
Time Warner Cable Inc. 5.40% 2012	22,000	22,149
Toll Brothers, Inc. 6.875% 2012	15,000	14,637
Toll Brothers, Inc. 4.95% 2014	7,950	6,967
Ryland Group, Inc. 5.375% 2012	12,000	11,024
Ryland Group, Inc. 5.375% 2015	12,000	10,392
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,481
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,106
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,708
Gap, Inc. 10.05% 2008[5]	19,460	19,849
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	3,860
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	5,813
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	5,850
MDC Holdings, Inc. 7.00% 2012	1,425	1,408
MDC Holdings, Inc. 5.375% 2014	15,000	13,558
Thomson Corp. 6.20% 2012	14,000	13,902
Pulte Homes, Inc. 7.875% 2011	12,000	11,760
NVR, Inc. 5.00% 2010	8,000	7,859
Home Depot, Inc. 2.925% 2009[5]	7,500	7,171
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,912
Cox Communications, Inc. 4.625% 2013	5,495	5,283
Limited Brands, Inc. 6.90% 2017	5,400	4,829
Kohl’s Corp. 6.30% 2011	1,200	1,227
Kohl’s Corp. 7.375% 2011	1,555	1,647
Delphi Automotive Systems Corp. 6.50% 2009[9]	1,200	423
		932,263

ENERGY — 0.79%
Enterprise Products Operating LP, Series B, 4.625% 2009	15,395	15,466
Enterprise Products Operating LP 4.95% 2010	24,205	24,325
Enterprise Products Operating LP 7.50% 2011	24,000	25,439
Enterprise Products Operating LP, Series B 6.375% 2013	7,400	7,708
Enterprise Products Partners LP 5.60% 2014	18,100	17,938
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,810
Enterprise Products Operating LP 6.50% 2019	8,500	8,782
Enterprise Products Operating LP 6.875% 2033	10,000	9,952
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[6]	12,000	12,300
Williams Companies, Inc. 4.698% 2010[5,6]	5,000	5,150
Williams Companies, Inc. 6.375% 2010[6]	12,000	12,480
Williams Companies, Inc. 7.125% 2011	10,000	10,675
Williams Companies, Inc. 8.125% 2012	16,300	17,930
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,860
Williams Companies, Inc. 7.875% 2021	39,000	42,803
Devon Financing Corp., ULC 6.875% 2011	80,000	85,924
Kinder Morgan Energy Partners LP 6.75% 2011	7,284	7,597
Kinder Morgan Energy Partners LP 5.85% 2012	16,204	16,524
Kinder Morgan Energy Partners LP 5.00% 2013	19,590	19,155
Kinder Morgan Energy Partners LP 5.125% 2014	30,703	29,844
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	12,770
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,642
Enbridge Energy Partners, LP 6.50% 2018[6]	42,000	42,593
Enbridge Energy Partners, LP 8.05% 2067[5]	17,355	16,493
Gaz Capital SA 6.51% 2022[6]	67,365	61,807
Enbridge Inc. 5.80% 2014	33,500	33,951
Enbridge Inc. 4.90% 2015	11,310	10,899
Enbridge Inc. 5.60% 2017	10,190	10,024
TransCanada PipeLines Ltd. 6.35% 2067[5]	55,750	49,631
XTO Energy Inc. 5.90% 2012	15,500	16,076
XTO Energy Inc. 5.65% 2016	15,000	15,170
Marathon Oil Corp. 6.00% 2017	19,000	19,389
Marathon Oil Corp. 5.90% 2018	10,000	10,137
Rockies Express Pipeline LLC 4.25% 2009[5,6]	28,950	28,965
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6,7]	2,621	2,634
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	413	415
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6,7]	27,650	25,648
Transocean Inc. 5.25% 2013	9,500	9,615
Transocean Inc. 6.00% 2018	14,335	14,856
Pemex Finance Ltd. 8.875% 2010[7]	9,113	9,663
Pemex Project Funding Master Trust 5.75% 2018[6]	12,750	13,196
Canadian Natural Resources Ltd. 5.45% 2012	4,500	4,612
Canadian Natural Resources Ltd. 5.70% 2017	13,500	13,560
Sunoco, Inc. 6.75% 2011	7,500	7,819
Sunoco, Inc. 4.875% 2014	9,250	8,834
Duke Capital Corp. 7.50% 2009	10,000	10,323
Gulfstream Natural Gas 5.56% 2015[6]	10,000	9,834
Southern Natural Gas Co. 5.90% 2017[6]	7,460	7,466
El Paso Natural Gas Co. 5.95% 2017	2,000	1,995
Energy Transfer Partners, LP 5.95% 2015	5,930	5,900
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	5,187
Husky Energy Inc. 6.20% 2017	2,500	2,576
Husky Energy Inc. 6.80% 2037	1,000	1,018
		867,360

HEALTH CARE — 0.75%
UnitedHealth Group Inc. 4.125% 2009	20,165	20,139
UnitedHealth Group Inc. 2.779% 2010[5]	32,350	30,593
UnitedHealth Group Inc. 5.25% 2011	1,585	1,586
UnitedHealth Group Inc. 4.875% 2013	22,200	21,222
UnitedHealth Group Inc. 4.875% 2013	18,400	17,572
UnitedHealth Group Inc. 5.375% 2016	30,650	29,404
UnitedHealth Group Inc. 6.00% 2017	26,400	26,279
Cardinal Health, Inc. 6.25% 2008	13,155	13,224
Cardinal Health, Inc. 6.75% 2011	100,250	104,812
Cardinal Health, Inc. 5.85% 2017	10,000	10,010
WellPoint, Inc. 5.00% 2011	37,000	36,722
WellPoint, Inc. 5.875% 2017	56,000	54,876
WellPoint, Inc. 6.375% 2037	11,000	10,092
Hospira, Inc. 4.95% 2009	48,950	48,671
Hospira, Inc. 3.176% 2010[5]	7,120	6,883
Hospira, Inc. 5.55% 2012	20,000	19,799
Hospira, Inc. 5.90% 2014	5,860	5,787
Hospira, Inc. 6.05% 2017	4,315	4,232
AstraZeneca PLC 5.40% 2012	61,000	63,258
AstraZeneca PLC 5.40% 2014	9,000	9,438
Coventry Health Care, Inc. 5.875% 2012	9,000	8,757
Coventry Health Care, Inc. 6.30% 2014	8,750	8,551
Coventry Health Care, Inc. 6.125% 2015	6,500	6,155
Coventry Health Care, Inc. 5.95% 2017	53,280	48,852
Schering-Plough Corp. 6.00% 2017	70,000	70,813
Humana Inc. 6.45% 2016	40,875	40,156
Humana Inc. 6.30% 2018	10,335	9,750
Biogen Idec Inc. 6.00% 2013	40,000	39,561
Boston Scientific Corp. 6.00% 2011	14,875	14,763
Boston Scientific Corp. 6.40% 2016	1,000	970
Abbott Laboratories 5.875% 2016	12,907	13,624
Aetna Inc. 5.75% 2011	12,500	12,756
Amgen Inc. 4.00% 2009	10,000	9,994
Universal Health Services, Inc. 7.125% 2016	6,820	6,984
		826,285

TELECOMMUNICATION SERVICES — 0.68%
SBC Communications Inc. 6.25% 2011	35,000	36,515
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,027
SBC Communications Inc. 5.875% 2012	10,000	10,412
AT&T Inc. 4.95% 2013	7,500	7,557
SBC Communications Inc. 5.10% 2014	4,250	4,269
AT&T Inc. 5.50% 2018	23,000	23,039
AT&T Corp. 8.00% 2031[5]	17,000	20,506
US Unwired Inc., Series B, 10.00% 2012	33,305	31,557
Nextel Communications, Inc., Series E, 6.875% 2013	38,656	31,915
Nextel Communications, Inc., Series F, 5.95% 2014	80,162	62,599
Sprint Capital Corp. 6.90% 2019	10,000	8,265
Verizon Global Funding Corp. 7.25% 2010	10,000	10,703
Verizon Global Funding Corp. 7.375% 2012	17,000	18,678
Verizon Communications Inc. 4.35% 2013	5,000	4,933
Verizon Communications Inc. 5.25% 2013	40,725	41,639
Verizon Communications Inc. 5.50% 2017	20,000	20,116
Verizon Communications Inc. 5.50% 2018	6,000	6,028
Verizon Communications Inc. 6.10% 2018	13,000	13,656
Telecom Italia Capital SA 4.00% 2010	10,880	10,696
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	57,115
Telecom Italia Capital SA 7.20% 2036	11,370	11,429
British Telecommunications PLC 8.625% 2010[5]	4,200	4,574
British Telecommunications PLC 5.15% 2013	50,000	50,276
British Telecommunications PLC 5.95% 2018	11,000	11,042
British Telecommunications PLC 9.125% 2030[5]	9,300	11,294
PCCW-HKT Capital Ltd. 8.00% 2011[5,6]	22,450	24,721
PCCW-HKT Capital Ltd. 8.00% 2011[5]	1,800	1,982
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[6]	11,900	11,473
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,447
Singapore Telecommunications Ltd. 6.375% 2011[6]	3,490	3,711
Singapore Telecommunications Ltd. 7.375% 2031[6]	12,600	13,959
Vodafone Group PLC 5.625% 2017	17,100	17,204
Vodafone Group PLC 6.15% 2037	11,000	10,873
Koninklijke KPN NV 8.00% 2010	12,550	13,422
Koninklijke KPN NV 8.375% 2030	8,180	9,805
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,437
France Télécom 7.75% 2011[5]	10,600	11,469
Deutsche Telekom International Finance BV 8.00% 2010[5]	5,100	5,466
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,105
		749,914

INDUSTRIALS — 0.50%
Koninklijke Philips Electronics NV 4.625% 2013	77,700	77,562
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	8,932	8,591
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	4,860	4,678
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	9,514	9,156
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	2,000	1,605
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	13,869	13,906
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	15,273	15,278
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	11,930	11,453
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	39,450	39,515
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	41,770	40,962
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	3,302	3,202
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[6,7]	35,848	38,083
Caterpillar Financial Services Corp., Series F, 2.977% 2008[5]	1,000	999
Caterpillar Inc. 4.50% 2009	17,785	17,936
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,342
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,056
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	4,350
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,031
Caterpillar Inc. 6.05% 2036	1,600	1,621
CSX Corp. 5.75% 2013	15,000	15,211
CSX Corp. 6.25% 2015	15,000	15,344
General Electric Capital Corp., Series A, 4.80% 2013	27,000	27,135
General Electric Co. 4.50% PINES 2035	1,905	1,843
Waste Management, Inc. 6.50% 2008	6,180	6,274
Waste Management, Inc. 7.375% 2010	20,000	21,168
Waste Management, Inc. 5.00% 2014	890	860
Canadian National Railway Co. 5.55% 2018	25,000	25,411
Raytheon Co. 4.85% 2011	16,000	16,272
Raytheon Co. 6.40% 2018	1,580	1,700
Raytheon Co. 6.75% 2018	2,420	2,645
Raytheon Co. 7.00% 2028	4,000	4,438
Tyco International Group SA 6.125% 2008	13,000	13,061
Tyco International Group SA 6.125% 2009	7,000	7,050
Tyco International Group SA 7.00% 2028	745	717
Tyco International Group SA 6.875% 2029	1,425	1,373
Atlas Copco AB 5.60% 2017[6]	17,290	17,367
Union Pacific Corp. 5.75% 2017	5,405	5,482
Union Pacific Corp. 5.70% 2018	9,870	10,003
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,550
John Deere Capital Corp. 4.875% 2009	6,000	6,046
John Deere Capital Corp. 5.10% 2013	1,700	1,738
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,421
Hutchison Whampoa International Ltd. 6.50% 2013[6]	11,800	12,371
Lockheed Martin Corp. 4.121% 2013	2,000	1,967
Lockheed Martin Corp. 7.65% 2016	4,000	4,630
Lockheed Martin Corp. 6.15% 2036	3,000	3,075
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,225	1,200
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,819	1,801
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	3,405	3,044
BNSF Funding Trust I 6.613% 2055[5]	2,695	2,481
		549,004

UTILITIES — 0.49%
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,000
Ohio Power Co., Series J, 5.30% 2010	18,000	18,400
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,102
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,108
Indiana Michigan Power Co. 5.65% 2015	11,000	10,777
Scottish Power PLC 4.91% 2010	30,000	29,978
Scottish Power PLC 5.375% 2015	25,000	24,285
Cilcorp Inc. 8.70% 2009	17,025	17,658
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,941
Union Electric Co. 4.65% 2013	4,250	4,109
Illinois Power Co. 6.125% 2017	15,000	14,723
Cilcorp Inc. 9.375% 2029	5,000	5,516
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	13,853
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,043
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,497
Exelon Corp. 4.45% 2010	10,000	9,990
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,113
Exelon Generation Co., LLC 6.95% 2011	17,600	18,465
Alabama Power Co., Series X, 3.125% 2008	1,800	1,800
Alabama Power Co., Series R, 4.70% 2010	1,750	1,785
Alabama Power Co., Series 2007-D, 4.85% 2012	32,350	32,755
MidAmerican Energy Co. 5.125% 2013	1,500	1,535
MidAmerican Energy Co. 5.95% 2017	20,000	20,881
MidAmerican Energy Holdings Co. 5.75% 2018[6]	10,000	10,176
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,191
Constellation Energy Group, Inc. 7.00% 2012	15,000	15,745
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,562
PSEG Power LLC 3.75% 2009	10,000	9,947
PSEG Power LLC 7.75% 2011	15,000	16,067
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	5,001
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[6]	30,000	30,479
National Grid PLC 6.30% 2016	28,225	28,884
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	24,930
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,682
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,231
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,442
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,037
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,955
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,066
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,541
Consumers Energy Co. 5.65% 2018	11,400	11,411
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,559
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,047
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	994
		533,261

INFORMATION TECHNOLOGY — 0.25%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	54,980	56,087
Electronic Data Systems Corp. 7.45% 2029	15,000	13,851
National Semiconductor Corp. 6.15% 2012	31,805	31,957
National Semiconductor Corp. 6.60% 2017	28,000	28,121
KLA-Tencor Corp. 6.90% 2018[1]	34,375	34,512
Jabil Circuit, Inc. 5.875% 2010	19,185	18,848
Jabil Circuit, Inc. 8.25% 2018[6]	15,500	15,577
Hewlett-Packard Co. 4.50% 2013	30,000	30,277
Western Union Co. 3.22% 2008[5]	20,000	19,886
Cisco Systems, Inc. 5.25% 2011	14,000	14,477
Sabre Holdings Corp. 8.35% 2016	10,000	7,950
Motorola, Inc. 7.625% 2010	1,590	1,611
		273,154

CONSUMER STAPLES — 0.21%
Kroger Co. 5.00% 2013	11,250	11,315
Kroger Co. 6.40% 2017	48,135	51,299
CVS Corp. 7.77% 2012[1,6,7]	2,128	2,193
CVS Corp. 6.117% 2013[6,7]	1,784	1,788
CVS Corp. 5.298% 2027[6,7]	12,652	11,756
CVS Caremark Corp. 6.943% 2030[6,7]	34,843	34,521
Safeway Inc. 6.35% 2017	30,000	31,932
Delhaize Group 6.50% 2017	28,410	30,037
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,031
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[1,7]	16,000	18,624
Tyson Foods, Inc. 6.85% 2016[5]	20,000	19,965
Tesco PLC 5.50% 2017[6]	10,000	10,091
		229,552

MATERIALS — 0.20%
Rohm and Haas Co. 5.60% 2013	26,470	26,901
Rohm and Haas Co. 6.00% 2017	16,000	16,303
UPM-Kymmene Corp. 5.625% 2014[6]	41,490	36,379
Stora Enso Oyj 6.404% 2016[6]	36,000	32,015
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,035
E.I. du Pont de Nemours and Co. 5.00% 2013	12,410	12,676
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,527
Lafarge 6.15% 2011	11,735	11,915
Lafarge 6.50% 2016	3,250	3,210
Packaging Corp. of America 4.375% 2008	14,000	14,000
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	12,755	11,441
Dow Chemical Co. 5.75% 2008	10,500	10,613
Arbermarle Corp. 5.10% 2015	7,000	6,729
Praxair, Inc. 2.75% 2008	6,350	6,344
International Paper Co. 5.85% 2012	5,247	5,163
Nucor Corp. 5.75% 2017	3,250	3,313
Nucor Corp. 6.40% 2037	1,600	1,612
Commercial Metals Co. 6.50% 2017	4,675	4,843
ICI Wilmington, Inc. 4.375% 2008	4,000	4,009
ICI Wilmington, Inc. 5.625% 2013	500	499
Weyerhaeuser Co. 7.375% 2032	3,000	3,020
Alcan Inc. 6.45% 2011	1,000	1,049
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	329
		217,925

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
Russian Federation 7.50% 2030[7]	46,591	53,463
Corporación Andina de Fomento 6.875% 2012	10,000	10,480
		63,943

MUNICIPALS — 0.02%
State of Winsconsin, Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,000	13,029
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	9,333	8,808
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	4,183	4,106
		25,943

Total bonds & notes (cost: $24,162,908,000)		23,216,032

Short-term securities — 9.86%

Federal Home Loan Bank 1.67%–4.17% due 5/2/2008–2/23/2009	2,907,075	2,892,132
Freddie Mac 2.00%–2.553% due 6/23–12/15/2008	1,374,760	1,364,901
U.S. Treasury Bills 1.191%–3.265% due 6/12–10/23/2008	622,300	618,960
Procter & Gamble International Funding S.C.A. 2.08%–2.10% due 5/7–6/19/2008[6]	466,700	465,719
JPMorgan Chase & Co. 2.42%–3.00% due 5/5–6/9/2008	261,500	261,052
Jupiter Securitization Co., LLC 2.85% due 5/12/2008[6]	100,000	99,905
Park Avenue Receivables Co., LLC 2.55% due 5/29/2008[6]	48,500	48,381
Wal-Mart Stores Inc. 2.10%–2.40% due 5/27–12/22/2008[6]	356,700	352,382
Pfizer Inc 1.95%–4.33% due 5/1–9/12/2008[6]	344,420	341,616
Fannie Mae 2.07%–2.62% due 5/23–10/8/2008	343,041	341,164
AT&T Inc. 2.10%–2.73% due 5/7–7/11/2008[6]	316,600	315,274
Honeywell International Inc. 2.05%–2.12% due 6/17–8/6/2008[6]	289,427	287,792
Federal Farm Credit Banks 2.06%–2.69% due 5/9–11/21/2008	277,000	276,227
Variable Funding Capital Corp. 2.73%–3.05% due 5/2–6/17/2008[6]	270,000	269,384
PepsiCo Inc. 2.05%–2.15% due 5/1–5/28/2008[6]	224,300	224,030
Coca-Cola Co. 2.06%–2.67% due 5/13–7/18/2008[6]	203,900	203,442
Union Bank of California, N.A. 3.05% due 5/28–5/29/2008	200,000	200,041
CAFCO, LLC 2.80%–2.88% due 6/16–7/29/2008[6]	153,500	152,749
Ciesco LLC 2.80% due 5/13/2008[6]	41,000	40,959
IBM Capital Inc. 2.15% due 6/10–6/18/2008[6]	175,169	174,539
FCAR Owner Trust II 3.00% due 5/13/2008	128,400	128,261
FCAR Owner Trust I 2.60% due 5/1/2008	40,000	39,997
American Express Credit Corp. 2.62%–3.00% due 10/6–11/14/2008	125,000	123,166
John Deere Capital Corp. 2.19%–2.22% due 5/20–6/3/2008[6]	110,000	109,800
Ranger Funding Co. LLC 2.85% due 7/25–8/8/2008[6]	106,420	105,587
Harley-Davidson Funding Corp. 2.12%–2.20% due 5/7–7/28/2008[6]	104,500	104,014
Wells Fargo & Co. 2.15% due 5/21/2008	100,000	99,875
Anheuser-Busch Cos. Inc. 2.10%–2.73% due 5/9–6/12/2008[6]	91,700	91,499
Private Export Funding Corp. 2.20%–2.78% due 5/9–10/24/2008[6]	90,000	89,606
Edison Asset Securitization LLC 2.95% due 6/24/2008[6]	86,277	85,870
3M Co. 2.05% due 5/21/2008	85,000	84,898
Walt Disney Co. 2.72%–2.73% due 5/15/2008	77,000	76,910
NetJets Inc. 2.07%–2.15% due 5/22–6/2/2008[6]	75,000	74,886
Abbott Laboratories 2.08% due 6/13/2008[6]	70,000	69,822
Chevron Funding Corp. 2.16%–2.25% due 5/12–5/22/2008	65,000	64,937
E.I. duPont de Nemours and Co. 2.12% due 6/2/2008[6]	60,000	59,883
Johnson & Johnson 2.07%–2.44% due 5/21–6/6/2008[6]	59,380	59,249
International Lease Finance Corp. 2.70% due 5/8/2008	50,000	49,970
Colgate-Palmolive Co. 2.08%–2.12% due 5/13–5/29/2008[6]	50,000	49,939
United Parcel Service Inc. 2.03% due 5/30/2008[6]	50,000	49,915
Harvard University 2.10% due 5/28/2008	50,000	49,884
Eaton Corp. 2.62%–2.68% due 6/13–6/23/2008[6]	48,078	47,892
Illinois Tool Works Inc. 2.08% due 5/16/2008	40,000	39,963
Caterpillar Financial Services Corp. 2.13% due 5/19/2008	31,000	30,965
Brown-Forman Corp. 2.20% due 6/20/2008[6]	30,000	29,878
Merck & Co. Inc. 2.17% due 5/12/2008	25,000	24,982
Becton, Dickinson and Co. 2.23% due 5/1/2008	23,114	23,113
Target Corp. 2.15% due 5/19/2008	20,700	20,677

Total short-term securities (cost: $10,817,873,000)		10,816,087

Total investment securities (cost: $96,812,298,000)		109,832,825
Other assets less liabilities		(151,495)

Net assets		$109,681,330

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $45,298,425,000, which represented 41.30% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$22,500	$23,468	.02%
Macquarie Communications Infrastructure Group	4/23/2007-12/31/2007	22,856	19,209	.02

Total restricted securities		$45,356	$42,677	.04%

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,970,987,000, which represented 6.36% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Index-linked bond whose principal amount moves with a government retail price index.
[9]	Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0608O-S10842

Summary investment portfolio, April 30, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversifications (percent of net assets)

Financials	13.44%
Utilities	10.42
Telecommunication services	8.81
Energy	7.17
Consumer staples	5.42
Convertible securities & preferred stocks	0.98
Bonds & notes	21.17
Other industries	22.87
Short-term securities & other assets less liabilities	9.72
[end pie chart]

Country diversification	(percent of net assets)

United States	44.4%
Euro zone (*)	20.5
United Kingdom	4.9
Australia	3.2
Hong Kong	2.3
Taiwan	2.0
Canada	2.0
Switzerland	1.5
South Africa	1.5
Singapore	1.4
Norway	1.4
Other countries	5.2
Short-term securities & other assets less liabilities	9.7
Total	100.0%

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

	Shares	Market value (000)	Percent of net assets

Common stocks - 68.13%

Financials - 13.44%
HSBC Holdings PLC (United Kingdom) (1)	37,893,402	$658,632
HSBC Holdings PLC (Hong Kong) (1)	31,487,976	543,211	1.09%
Banco Santander, SA (1)	54,292,614	1,171,130	1.07
Bank of America Corp.	22,142,340	831,223	.76
Hang Seng Bank Ltd. (1)	24,296,400	488,063	.44
BNP Paribas SA (1)	4,260,270	457,552	.42
Fannie Mae	15,865,000	448,979	.41
Freddie Mac	11,800,000	293,938	.27
Other securities		9,845,480	8.98
		14,738,208	13.44

Utilities - 10.42%
E.ON AG (1)	12,776,000	2,590,283	2.36
Exelon Corp.	14,290,000	1,221,509	1.11
Veolia Environnement (1)	14,114,362	1,014,701	.93
SUEZ SA (1)	12,227,500	858,988	.78
RWE AG (1)	6,417,500	735,892	.67
Electricité de France SA (1)	6,611,000	687,636	.63
Dominion Resources, Inc.	11,022,980	478,287	.44
Southern Co.	12,478,000	464,556	.42
Other securities		3,377,447	3.08
		11,429,299	10.42

Telecommunication services - 8.81%
Verizon Communications Inc.	46,055,500	1,772,216	1.61
AT&T Inc.	41,630,605	1,611,521	1.47
Koninklijke KPN NV (1)	65,581,820	1,194,999	1.09
France Télécom SA (1)	28,895,000	904,691	.82
Belgacom SA (1)	12,889,800	590,787	.54
Telenor ASA (1) (2)	26,185,000	524,785	.48
Deutsche Telekom AG (1)	26,900,000	481,533	.44
Telekomunikacja Polska SA (1)	45,654,800	458,934	.42
Other securities		2,127,665	1.94
		9,667,131	8.81

Energy - 7.17%
Sasol Ltd. (1)	25,936,931	1,471,328	1.34
Chevron Corp.	11,510,000	1,106,686	1.01
ENI SpA (1)	26,142,866	1,004,790
ENI SpA (ADR)	912,492	70,280	.98
ConocoPhillips	9,544,800	822,285	.75
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	628,667
Royal Dutch Shell PLC, Class A (1)	3,055,000	122,785	.69
Husky Energy Inc.	16,130,000	728,493	.66
StatoilHydro ASA (1)	15,801,434	567,412	.52
Other securities		1,342,288	1.22
		7,865,014	7.17

Consumer staples - 5.42%
Philip Morris International Inc. (2)	16,437,100	838,785	.77
PepsiCo, Inc.	8,795,000	602,721	.55
Diageo PLC (1)	28,448,000	580,637	.53
Nestlé SA (1)	1,150,000	548,571	.50
Kellogg Co.	9,024,000	461,758	.42
Other securities		2,906,049	2.65
		5,938,521	5.42

Materials - 4.88%
ArcelorMittal (1)	11,705,000	1,029,902	.94
Bayer AG, non-registered shares (1)	9,622,000	817,723	.75
China Steel Corp. (1)	475,549,548	781,412	.71
Other securities		2,726,390	2.48
		5,355,427	4.88

Industrials - 4.61%
General Electric Co.	34,220,000	1,118,994	1.02
Siemens AG (1)	3,880,000	456,082	.42
Other securities		3,479,646	3.17
		5,054,722	4.61

Consumer discretionary - 4.14%
Daimler AG (1)	9,242,887	714,831	.65
OPAP (Greek Organization of Football Prognostics) SA (1)	14,603,493	567,849	.52
Renault SA (1)	5,063,000	518,449	.47
Other securities		2,740,077	2.50
		4,541,206	4.14

Health care - 3.07%
Merck & Co., Inc.	20,753,100	789,448	.72
Roche Holding AG (1)	4,016,000	665,882	.61
Pfizer Inc	23,905,000	480,730	.44
Other securities		1,431,203	1.30
		3,367,263	3.07

Information technology - 1.84%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	211,112,184	460,156
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	126,625	.54
Microsoft Corp.	17,615,000	502,380	.46
Other securities		923,569	.84
		2,012,730	1.84

Miscellaneous - 4.33%
Other common stocks in initial period of acquisition		4,753,791	4.33

Total common stocks (cost: $60,669,639,000)		74,723,312	68.13

Preferred stocks - 0.60%

Financials - 0.42%
Bank of America Corp., Series K, 8.00% noncumulative (3)	70,750,000	72,100
Bank of America Corp., Series E, 0% depositary shares	1,936,800	36,255	.10
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	93,978	.09
Fannie Mae, Series O, 7.00% (3) (4)	431,805	19,890
Fannie Mae, Series E, 5.10%	607,841	19,700
Fannie Mae, Series L, 5.125%	468,050	16,031	.05
Freddie Mac, Series V, 5.57%	1,968,085	37,455	.03
Other securities		166,978	.15
		462,387	.42

Other - 0.03%
Other securities		28,296	.03

Miscellaneous - 0.15%
Other preferred stocks in initial period of acquisition		165,748	.15

Total preferred stocks (cost: $724,911,000)		656,431	.60

Rights - 0.00%

Other - 0.00%
Other securities		3,770	.00

Total rights (cost: $0)		3,770	.00

Convertible securities - 0.38%

Financials - 0.09%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	68,032	.06
Other securities		31,290	.03
		99,322	.09

Other - 0.23%
Other securities		251,962	.23

Miscellaneous - 0.06%
Other convertible securities in initial period of acquisition		65,909	.06

Total convertible securities (cost: $436,967,000)		417,193	.38

	Principal
	amount
Bonds & notes - 21.17%	(000)

Mortgage-backed obligations (5) - 7.29%
Fannie Mae 0%-11.00% 2012-2047 (1) (3)	$2,631,327	2,679,017	2.44
Freddie Mac 0%-7.50% 2015-2047 (3)	1,077,531	1,077,781	.98
Bank of America 5.50% 2012 (4)	25,000	26,230	.03
Other securities		4,209,467	3.84
		7,992,495	7.29

Financials - 3.52%
Bank of America Corp. 4.25%-5.65% 2010-2018	68,750	69,108
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated) (3)	55,500	56,789
BankAmerica Corp. 5.875% 2009	7,500	7,626	.12
Household Finance Corp. 4.125%-6.40% 2008	56,000	56,119
HSBC Holdings PLC 6.50% 2037	22,350	21,988	.07
Santander Issuances, SA Unipersonal 2.902%-5.805% 2016 (3) (4)	26,700	25,021
Abbey National PLC 6.70% (undated) (3)	6,000	5,887
Santander Perpetual, SA Unipersonal 6.671% (undated) (3) (4)	2,500	2,380	.03
Other securities		3,618,529	3.30
		3,863,447	3.52

Bonds & notes of U.S. government & government agencies - 2.86%
U.S. Treasury 0%-13.25% 2009-2037 (1) (6)	1,834,005	1,963,329	1.79
Fannie Mae 5.25%-7.125% 2010-2012	500,000	538,173	.49
Freddie Mac 4.875%-7.00% 2008-2011	405,000	424,136	.39
Federal Home Loan Bank 5.625% 2016	74,375	75,984	.07
Other securities		134,719	.12
		3,136,341	2.86

Telecommunication services - 0.68%
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,027
SBC Communications Inc. 5.10%-6.25% 2011-2014	49,250	51,196
AT&T Inc. 4.95%-5.50% 2013-2018	30,500	30,596
AT&T Corp. 8.00% 2031 (3)	17,000	20,506	.17
Verizon Communications Inc. 4.35%-6.10% 2013-2018	84,725	86,372
Verizon Global Funding Corp. 7.25%-7.375% 2010-2012	27,000	29,381	.10
Koninklijke KPN NV 8.00%-8.375% 2010-2030	20,730	23,227	.02
Other securities		425,609	.39
		749,914	.68

Industrials - 0.50%
General Electric Capital Corp., Series A, 4.80% 2013	27,000	27,135	.03
General Electric Co. 4.50% PINES 2035	1,905	1,843	.00
Other securities		520,026	.47
		549,004	.50

Utilities - 0.49%
Exelon Generation Co., LLC 6.95% 2011	17,600	18,465
Exelon Corp. 4.45% 2010	10,000	9,990
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,113	.04
Other securities		495,693	.45
		533,261	.49

Other - 5.83%
Other securities		6,391,570	5.83

Total bonds & notes (cost: $24,162,908,000)		23,216,032	21.17

Short-term securities - 9.86%

Federal Home Loan Bank 1.67%-4.17% due 5/2/2008- 2/23/2009	2,907,075	2,892,132	2.64
Freddie Mac 2.00%-2.553% due 6/23-12/15/2008	1,374,760	1,364,901	1.24
U.S. Treasury Bills 1.191%-3.265% due 6/12-10/23/2008	622,300	618,960	.56
Procter & Gamble International Funding S.C.A. 2.08%-2.10% due 5/7-6/19/2008 (4)	466,700	465,719	.42
Fannie Mae 2.07%-2.62% due 5/23-10/8/2008	343,041	341,164	.31
AT&T Inc. 2.10%-2.73% due 5/7-7/11/2008 (4)	316,600	315,274	.29
Ranger Funding Co. LLC 2.85% due 7/25-8/8/2008 (4)	106,420	105,587	.10
Edison Asset Securitization LLC 2.95% due 6/24/2008 (4)	86,277	85,870	.08
Chevron Funding Corp. 2.16%-2.25% due 5/12-5/22/2008	65,000	64,937	.06
Other securities		4,561,543	4.16

Total short-term securities (cost: $10,817,873,000)		10,816,087	9.86

Total investment securities (cost: $96,812,298,000)		109,832,825	100.14
Other assets less liabilities		(151,495)	(.14)

Net assets		$109,681,330	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended April 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 4/30/08 (000)

UST Inc.	8,178,000	364,000	-	8,542,000	$10,288	$444,782
Embarq Corp.	7,597,327	1,666,000	-	9,263,327	11,617	385,076
Macquarie Infrastructure Group (1)	142,568,021	-	-	142,568,021	12,241	378,442
SBM Offshore NV (1)	8,335,188	878,800	-	9,213,988	-	353,317
Macquarie Airports (1)	102,521,281	-	9,252,544	93,268,737	12,919	274,525
Ambuja Cements Ltd. (1)	67,900,919	18,500,000	-	86,400,919	1,914	242,529
SP AusNet	135,553,825	-	915,124	134,638,701	6,750	160,620
RPM International, Inc.	6,900,000	-	-	6,900,000	2,622	153,870
Macquarie Communications Infrastructure Group (1)	26,596,968	1,270,732	-	27,867,700	5,201	117,936
Macquarie Communications Infrastructure Group (1) (7)	4,332,067	206,974	-	4,539,041	806	19,209
Singapore Post Private Ltd. (1)	107,025,000	-	-	107,025,000	1,866	91,595
Greene King PLC (1)	3,927,110	4,795,100	-	8,722,210	753	88,597
S P Setia Bhd. (1) (8)	33,575,000	32,002,500	-	65,577,500	2,275	88,069
S P Setia Bhd. Group, rights, expire 2008 (2)	-	10,056,250	10,056,250	-	-	-
S P Setia Bhd., warrants, expire 2013 (2)	-	5,240,000	5,240,000	-	-	-
VastNed Retail NV (1)	845,106	-	-	845,106	3,107	85,307
Macquarie International Infrastructure Fund Ltd. (1)	83,170,000	-	-	83,170,000	2,548	53,525
BELIMO Holding AG (1)	29,774	12,476	-	42,250	1,591	40,668
Ekornes ASA (1)	1,830,425	150,000	-	1,980,425	-	35,774
Fortune Real Estate Investment Trust (1)	52,408,500	-	-	52,408,500	1,171	33,464
Cambridge Industrial Trust (1)	51,975,000	-	-	51,975,000	449	26,874
Allco Commercial REIT (1)	44,940,001	-	-	44,940,001	1,086	26,764
Idearc Inc.	7,339,714	600,000	-	7,939,714	5,233	26,201
TICON Industrial Connection PCL (1)	41,951,000	-	-	41,951,000	1,429	23,687
Fong's Industries Co. Ltd. (1)	36,590,000	-	-	36,590,000	-	20,280
Oakton Ltd. (1)	4,617,960	-	-	4,617,960	473	11,450
CapitaRetail China Trust (1) (8) (9)	23,007,000	7,830,000	-	30,837,000	-	-
Cityspring Infrastructure Trust (9)	29,250,000	-	29,250,000	-	630	-
Compass Minerals International, Inc. (9)	2,090,758	-	2,090,758	-	669	-
Fisher & Paykel Healthcare Corp. Ltd. (1) (9)	33,221,000	-	21,997,192	11,223,808	1,379	-
iStar Financial, Inc. (9)	8,207,550	-	2,000,000	6,207,550	16,333	-
iStar Financial, Inc. 5.375% 2010 (9)	$25,675,000	-	$1,650,000	$24,025,000	676	-
iStar Financial, Inc. 5.80% 2011 (9)	$7,600,000	-	$5,288,000	$2,312,000	206	-
iStar Financial, Inc., Series B, 3.35% 2009 (3) (9)	-	$1,050,000	-	$1,050,000	7	-
iStar Financial, Inc., Series B, 4.875% 2009 (9)	$2,000,000	$353,000	$2,353,000	-	36	-
iStar Financial, Inc., Series B, 5.125% 2011 (9)	$10,000,000	$2,650,000	-	$12,650,000	277	-
iStar Financial, Inc., Series B, 5.875% 2016 (9)	-	$600,000	$600,000	-	1	-
iStar Financial, Inc., Series B, 6.000% 2010 (9)	-	$4,288,000	-	$4,288,000	6	-
iStar Financial, Inc., Series B, 6.5% 2013 (9)	-	$950,000	-	$950,000	5	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (9)	400,000	-	-	400,000	390	-
PaperlinX Ltd. (1) (9)	22,547,000	-	-	22,547,000	636	-
					$107,590	$3,182,561

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $45,298,425,000, which represented 41.30% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $6,970,987,000, which represented 6.36% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23-12/31/2007 at a cost of $22,856,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities", was $42,677,000, which represented .04% of the net assets of the fund.

(8) This security was in its initial period of acquisition at 10/31/2007 and was not publicly disclosed.
(9) Unaffiliated issuer at 4/30/2008.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at April 30, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $94,065,246)	$106,650,264
Affiliated issuers (cost: $2,747,052)	3,182,561	$109,832,825
Cash denominated in currencies other than U.S. dollars
(cost: $10,005)		10,003
Cash		19,181
Receivables for:
Sales of investments	615,595
Sales of fund's shares	217,787
Dividends and interest	452,638	1,286,020
		111,148,029
Liabilities:
Payables for:
Purchases of investments	883,518
Repurchases of fund's shares	94,420
Dividends on fund's shares	409,642
Investment advisory services	22,861
Services provided by affiliates	53,476
Directors' deferred compensation	1,330
Other	1,452	1,466,699
Net assets at April 30, 2008		$109,681,330

Net assets consist of:
Capital paid in on shares of capital stock		$96,511,129
Undistributed investment income		140,400
Undistributed net realized gain		8,454
Net unrealized appreciation		13,021,347
Net assets at April 30, 2008		$109,681,330

Total authorized capital stock - 3,000,000 shares, $.01 par value (1,846,360 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$80,222,547	1,350,455	$59.40
Class B	5,518,921	92,905	59.40
Class C	12,894,422	217,063	59.40
Class F	5,971,367	100,521	59.40
Class 529-A	1,330,805	22,403	59.40
Class 529-B	176,794	2,976	59.40
Class 529-C	513,925	8,651	59.40
Class 529-E	65,204	1,098	59.40
Class 529-F	37,972	639	59.40
Class R-1	146,165	2,460	59.40
Class R-2	674,336	11,352	59.40
Class R-3	874,098	14,714	59.40
Class R-4	299,978	5,050	59.40
Class R-5	954,796	16,073	59.40
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $63.02 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $88,258; also includes
$106,376 from affiliates)	$1,339,462
Interest (includes $1,214 from affiliates)	842,698	$2,182,160

Fees and expenses(*):
Investment advisory services	125,052
Distribution services	196,580
Transfer agent services	32,148
Administrative services	15,454
Reports to shareholders	1,470
Registration statement and prospectus	1,514
Postage, stationery and supplies	3,142
Directors' compensation	119
Auditing and legal	65
Custodian	5,508
State and local taxes	782
Other	164
Total fees and expenses before reimbursements/waivers	381,998
Less reimbursements/waivers of fees and expenses:
Investment advisory services	12,505
Administrative services	10
Total fees and expenses after reimbursements/waivers		369,483
Net investment income		1,812,677

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments (including $337 net gain from affiliates)	713,441
Currency transactions	(5,132)	708,309
Net unrealized depreciation on:
Investments	(11,372,600)
Currency translations	(275)	(11,372,875)
Net realized gain and
unrealized depreciation
on investments and currency		(10,664,566)
Net decrease in net assets resulting
from operations		$(8,851,889)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30,	October 31,
	2008 *	2007
Operations:
Net investment income	$1,812,677	$3,627,165
Net realized gain on investments and
currency transactions	708,309	4,211,870
Net unrealized (depreciation) appreciation
on investments and currency translations	(11,372,875)	10,210,577
Net (decrease) increase in net assets
resulting from operations	(8,851,889)	18,049,612

Dividends and distributions paid or accrued to
shareholders :
Dividends from net investment income and currency gain	(2,677,047)	(3,246,425)
Distributions from net realized gain
on investments	(4,042,054)	(1,558,658)
Total dividends and distributions paid or accrued
to shareholders	(6,719,101)	(4,805,083)

Net capital share transactions	11,587,447	22,712,221

Total (decrease) increase in net assets	(3,983,543)	35,956,750

Net assets:
Beginning of period	113,664,873	77,708,123
End of period (including undistributed
net investment income: 140,400 and $1,004,770, respectively)	$109,681,330	$113,664,873

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                               unaudited

1.	Organization and significant accounting policies

Organization – Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend-with higher income distributions every quarter to the extent possible-together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2008, non-U.S. taxes paid on realized gains were $1,087,000. As of April 30, 2008, non-U.S. taxes provided on unrealized gains were $418,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2007, the fund had tax basis undistributed ordinary income of $1,994,213,000 and undistributed long-term capital gains of $3,356,665,000.

As of April 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$17,337,877
Gross unrealized depreciation on investment securities	(5,103,383)
Net unrealized appreciation on investment securities	12,234,494
Cost of investment securities	97,598,331

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2008			Year ended October 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$2,022,462	$2,964,770	$4,987,232	$2,517,806	$1,167,689	$3,685,495
Class B	120,243	208,830	329,073	145,067	87,766	232,833
Class C	273,558	478,115	751,673	299,015	174,576	473,591
Class F	147,447	216,993	364,440	164,956	72,083	237,039
Class 529-A	31,535	46,159	77,694	35,069	15,615	50,684
Class 529-B	3,619	6,377	9,996	4,019	2,460	6,479
Class 529-C	10,304	18,001	28,305	10,686	6,251	16,937
Class 529-E	1,463	2,273	3,736	1,638	810	2,448
Class 529-F	894	1,232	2,126	785	283	1,068
Class R-1	2,873	4,893	7,766	2,678	1,466	4,144
Class R-2	13,443	23,352	36,795	14,009	8,069	22,078
Class R-3	19,237	29,724	48,961	19,728	9,453	29,181
Class R-4	6,827	9,805	16,632	6,499	2,544	9,043
Class R-5	23,142	31,530	54,672	24,470	9,593	34,063
Total	$2,677,047	$4,042,054	$6,719,101	$3,246,425	$1,558,658	$4,805,083
4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.112% on such assets in excess of $89 billion. The board of directors approved an amended agreement effective November 1, 2007, continuing the series of rates to include an additional annual rate of 0.110% on daily net assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2008, total investment advisory services fees waived by CRMC were $12,505,000. As a result, the fee shown on the accompanying financial statements of $125,052,000, which was equivalent to an annualized rate of 0.233%, was reduced to $112,547,000, or 0.210% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2008, the total administrative services fees paid by CRMC were $10,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$88,433	$30,004	Not applicable	Not applicable	Not applicable
Class B	27,452	2,144	Not applicable	Not applicable	Not applicable
Class C	63,315	Included in administrative services	$7,157	$781	Not applicable
Class F	7,243		2,595	251	Not applicable
Class 529-A	1,274		460	59	$ 627
Class 529-B	853		62	18	85
Class 529-C	2,435		179	41	244
Class 529-E	155		23	3	31
Class 529-F	-		13	2	17
Class R-1	669		58	21	Not applicable
Class R-2	2,373		448	904	Not applicable
Class R-3	2,037		547	222	Not applicable
Class R-4	341		174	9	Not applicable
Class R-5	Not applicable		415	8	Not applicable
Total	$196,580	$32,148	$12,131	$2,319	$1,004

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $119,000, shown on the accompanying financial statements, includes $230,000 in current fees (either paid in cash or deferred) and a net decrease of $111,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2008
Class A	$8,193,136	134,640	$4,653,040	76,326	$(4,725,567)	(78,428)	$8,120,609	132,538
Class B	446,091	7,347	306,293	5,015	(349,971)	(5,821)	402,413	6,541
Class C	1,612,084	26,448	690,134	11,299	(971,186)	(16,164)	1,331,032	21,583
Class F	1,223,241	20,115	307,926	5,050	(743,887)	(12,425)	787,280	12,740
Class 529-A	206,153	3,377	76,591	1,257	(48,801)	(801)	233,943	3,833
Class 529-B	18,782	308	9,882	162	(5,826)	(96)	22,838	374
Class 529-C	83,017	1,362	27,922	457	(26,874)	(441)	84,065	1,378
Class 529-E	9,457	156	3,686	60	(2,449)	(40)	10,694	176
Class 529-F	9,685	159	2,080	34	(2,012)	(34)	9,753	159
Class R-1	37,378	617	7,538	123	(13,063)	(218)	31,853	522
Class R-2	158,165	2,607	36,184	593	(77,445)	(1,278)	116,904	1,922
Class R-3	233,204	3,844	48,041	787	(110,132)	(1,828)	171,113	2,803
Class R-4	87,239	1,443	16,290	267	(35,691)	(591)	67,838	1,119
Class R-5	205,799	3,411	49,347	810	(58,034)	(962)	197,112	3,259
Total net increase
(decrease)	$12,523,431	205,834	$6,234,954	102,240	$(7,170,938)	(119,127)	$11,587,447	188,947

Year ended October 31, 2007
Class A	$18,195,620	287,520	$3,350,437	53,845	$(6,272,916)	(98,924)	$15,273,141	242,441
Class B	1,023,405	16,179	213,503	3,443	(439,089)	(6,921)	797,819	12,701
Class C	3,916,877	61,860	424,435	6,837	(1,081,324)	(17,036)	3,259,988	51,661
Class F	2,423,002	38,180	192,282	3,086	(752,326)	(11,805)	1,862,958	29,461
Class 529-A	383,267	6,062	49,207	790	(61,508)	(968)	370,966	5,884
Class 529-B	35,726	565	6,385	103	(7,072)	(111)	35,039	557
Class 529-C	157,306	2,486	16,561	267	(37,168)	(586)	136,699	2,167
Class 529-E	17,227	273	2,392	38	(3,660)	(58)	15,959	253
Class 529-F	16,687	262	1,007	16	(1,578)	(25)	16,116	253
Class R-1	62,299	985	3,945	64	(16,613)	(261)	49,631	788
Class R-2	282,232	4,460	21,428	345	(125,181)	(1,966)	178,479	2,839
Class R-3	387,004	6,107	28,141	452	(141,041)	(2,223)	274,104	4,336
Class R-4	156,665	2,470	8,547	137	(42,711)	(671)	122,501	1,936
Class R-5	350,102	5,507	28,573	458	(59,854)	(939)	318,821	5,026
Total net increase
(decrease)	$27,407,419	432,916	$4,346,843	69,881	$(9,042,041)	(142,494)	$22,712,221	360,303

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $19,976,274,000 and $13,239,179,000, respectively, during the six months ended April 30, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income (3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (4) (5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (5)		Ratio of net income to average net assets (3) (5)
Class A:
Six months ended 4/30/2008 (6)	$68.58	$1.07	$(6.27)	$(5.20)	$(1.58)	$(2.40)	$(3.98)	$59.40	(7.65)%	$80,223.56%		(7)	.53%	(7)	3.53%	(7)
Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524.58			.55		3.97
Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439.58			.55		3.82
Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303.59			.57		3.79
Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458.60			.59		3.65
Year ended 10/31/2003	40.73	1.72	5.36	7.08	(2.00)	(.52)	(2.52)	45.29	17.95	18,273.65			.65		4.04
Class B:
Six months ended 4/30/2008 (6)	68.58	.84	(6.27)	(5.43)	(1.35)	(2.40)	(3.75)	59.40	(8.01)	5,519	1.34	(7)	1.31	(7)	2.75	(7)
Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35		1.32		3.19
Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37		1.34		3.04
Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38		1.36		3.01
Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469	1.40		1.39		2.85
Year ended 10/31/2003	40.73	1.38	5.36	6.74	(1.66)	(.52)	(2.18)	45.29	17.03	1,532	1.44		1.44		3.19
Class C:
Six months ended 4/30/2008 (6)	68.58	.82	(6.27)	(5.45)	(1.33)	(2.40)	(3.73)	59.40	(8.03)	12,894	1.38	(7)	1.36	(7)	2.70	(7)
Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39		1.37		3.16
Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41		1.38		2.99
Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44		1.42		2.94
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476	1.47		1.47		2.76
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	1,696	1.51		1.51		3.08
Class F:
Six months ended 4/30/2008 (6)	68.58	1.06	(6.27)	(5.21)	(1.57)	(2.40)	(3.97)	59.40	(7.67)	5,971.60		(7)	.58	(7)	3.49	(7)
Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020.61			.58		3.95
Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494.62			.60		3.76
Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141.68			.65		3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161.72			.71		3.51
Year ended 10/31/2003	40.73	1.67	5.36	7.03	(1.95)	(.52)	(2.47)	45.29	17.82	539.76			.76		3.86
Class 529-A:
Six months ended 4/30/2008 (6)	68.58	1.05	(6.27)	(5.22)	(1.56)	(2.40)	(3.96)	59.40	(7.69)	1,331.64		(7)	.62	(7)	3.47	(7)
Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273.65			.63		3.92
Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760.64			.61		3.77
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458.71			.68		3.70
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244.72			.71		3.53
Year ended 10/31/2003	40.73	1.70	5.36	7.06	(1.98)	(.52)	(2.50)	45.29	17.89	121.70			.70		3.99
Class 529-B:
Six months ended 4/30/2008 (6)	68.58	.80	(6.27)	(5.47)	(1.31)	(2.40)	(3.71)	59.40	(8.07)	177	1.45	(7)	1.43	(7)	2.65	(7)
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46		1.44		3.09
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49		1.46		2.93
Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55		1.53		2.85
Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55	1.60		1.60		2.66
Year ended 10/31/2003	40.73	1.30	5.36	6.66	(1.58)	(.52)	(2.10)	45.29	16.82	31	1.64		1.64		3.04
Class 529-C:
Six months ended 4/30/2008 (6)	68.58	.80	(6.27)	(5.47)	(1.31)	(2.40)	(3.71)	59.40	(8.06)	514	1.45	(7)	1.42	(7)	2.66	(7)
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46		1.44		3.11
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47		1.45		2.94
Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54		1.52		2.86
Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113	1.59		1.58		2.67
Year ended 10/31/2003	40.73	1.31	5.36	6.67	(1.59)	(.52)	(2.11)	45.29	16.83	54	1.63		1.63		3.05
Class 529-E:
Six months ended 4/30/2008 (6)	68.58	.96	(6.27)	(5.31)	(1.47)	(2.40)	(3.87)	59.40	(7.83)	65.94		(7)	.92	(7)	3.17	(7)
Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63.95			.93		3.61
Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40.96			.94		3.45
Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02		1.00		3.38
Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15	1.07		1.07		3.18
Year ended 10/31/2003	40.73	1.53	5.36	6.89	(1.81)	(.52)	(2.33)	45.29	17.44	7	1.10		1.10		3.57

Class 529-F:
Six months ended 4/30/2008 (6)	$68.58	$1.11	$(6.27)	$(5.16)	$(1.62)	$(2.40)	$(4.02)	$59.40	(7.59)%	$38.44%		(7)	.42%	(7)	3.69%	(7)
Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33.46			.43		4.17
Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14.46			.44		3.95
Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6.63			.60		3.78
Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3.82			.82		3.44
Year ended 10/31/2003	40.73	1.64	5.36	7.00	(1.92)	(.52)	(2.44)	45.29	17.72	1.85			.85		3.78
Class R-1:
Six months ended 4/30/2008 (6)	68.58	.83	(6.27)	(5.44)	(1.34)	(2.40)	(3.74)	59.40	(8.03)	146	1.37	(7)	1.35	(7)	2.75	(7)
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42		1.40		3.17
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44		1.41		2.96
Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50		1.46		2.91
Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11	1.53		1.50		2.74
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	5	1.66		1.53		3.12
Class R-2:
Six months ended 4/30/2008 (6)	68.58	.81	(6.27)	(5.46)	(1.32)	(2.40)	(3.72)	59.40	(8.06)	674	1.43	(7)	1.41	(7)	2.68	(7)
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45		1.41		3.14
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55		1.42		2.97
Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61		1.44		2.95
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129	1.75		1.47		2.78
Year ended 10/31/2003	40.73	1.36	5.36	6.72	(1.64)	(.52)	(2.16)	45.29	16.99	57	1.85		1.49		3.11
Class R-3:
Six months ended 4/30/2008 (6)	68.58	.96	(6.27)	(5.31)	(1.47)	(2.40)	(3.87)	59.40	(7.83)	874.94		(7)	.92	(7)	3.17	(7)
Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817.97			.94		3.61
Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454.98			.96		3.42
Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00		.98		3.41
Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120	1.09		1.08		3.15
Year ended 10/31/2003	40.73	1.52	5.36	6.88	(1.80)	(.52)	(2.32)	45.29	17.42	46	1.15		1.11		3.46
Class R-4:
Six months ended 4/30/2008 (6)	68.58	1.05	(6.27)	(5.22)	(1.56)	(2.40)	(3.96)	59.40	(7.68)	300.64		(7)	.62	(7)	3.49	(7)
Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270.67			.64		3.95
Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119.68			.66		3.68
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70.70			.68		3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15.74			.73		3.49
Year ended 10/31/2003	40.73	1.68	5.36	7.04	(1.96)	(.52)	(2.48)	45.29	17.84	6.79			.76		3.79
Class R-5:
Six months ended 4/30/2008 (6)	68.58	1.14	(6.27)	(5.13)	(1.65)	(2.40)	(4.05)	59.40	(7.55)	955.35		(7)	.33	(7)	3.77	(7)
Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879.37			.35		4.22
Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467.38			.36		4.03
Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292.39			.37		4.00
Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194.41			.40		3.85
Year ended 10/31/2003	40.73	1.81	5.36	7.17	(2.09)	(.52)	(2.61)	45.29	18.20	121.44			.44		4.28

	Six months ended	Year ended October 31
	April 30,
	2008(6)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	13%	24%	26%	20%	24%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income.  If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(4) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.  In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6) Unaudited.
(7) Annualized.

See Notes to Financial Statements

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Capital Income Builder®
Investment portfolio

October 31, 2007

		Market value
Common stocks — 72.41%	Shares	(000)

FINANCIALS — 16.67%
Banco Santander, SA1	53,312,614	$1,163,493
HSBC Holdings PLC (Hong Kong)[1]	27,710,097	546,736
HSBC Holdings PLC (United Kingdom)[1]	26,358,402	521,917
Bank of America Corp.	18,127,340	875,188
Fannie Mae	14,900,000	849,896
Freddie Mac	13,044,500	681,314
Citigroup Inc.	15,960,000	668,724
Société Générale[1]	3,403,246	572,804
Banco Itaú Holding Financeira SA, preferred nominative	19,212,500	546,904
Wachovia Corp.	11,175,000	511,033
Hang Seng Bank Ltd.[1]	24,296,400	503,639
BNP Paribas SA1	4,260,270	471,178
Lloyds TSB Group PLC[1]	40,235,000	457,532
Royal Bank of Canada	7,219,274	428,296
St. George Bank Ltd.[1]	11,632,969	397,195
Sun Hung Kai Properties Ltd.[1]	19,622,000	375,007
Washington Mutual, Inc.	13,300,000	370,804
BOC Hong Kong (Holdings) Ltd.[1]	127,625,000	365,679
AXA SA1	7,768,333	348,237
ING Groep NV, depository receipts[1]	7,666,216	345,475
Commerzbank U.S. Finance, Inc.[1]	8,065,000	343,187
National City Corp.	13,948,000	338,239
Toronto-Dominion Bank	4,462,127	337,045
EFG Eurobank Ergasias SA1	8,577,733	334,298
Wells Fargo & Co.	9,570,000	325,476
Westfield Group[1]	14,769,838	301,935
HCP, Inc.	8,813,500	300,012
Bank of Nova Scotia	4,847,200	274,432
Hypo Real Estate Holding AG1	4,486,692	267,566
iStar Financial, Inc.[2]	8,207,550	250,412
Fortis SA/NV1	7,420,000	237,822
Westpac Banking Corp.[1]	7,500,000	214,953
Sampo Oyj, Class A1	6,299,928	197,755
UniCredito Italiano SpA[1]	22,480,000	192,674
Cathay Financial Holding Co., Ltd.[1]	70,000,344	183,505
CapitaMall Trust Management Ltd., units[1]	71,282,880	182,317
Irish Life & Permanent PLC[1]	7,713,949	175,039
Regions Financial Corp.	6,248,050	169,447
Credit Suisse Group[1]	2,491,000	168,071
JPMorgan Chase & Co.	3,500,000	164,500
UBS AG1	3,016,620	161,806
Equity Residential, shares of beneficial interest	3,750,500	156,696
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	126,312
ProLogis, shares of beneficial interest	1,750,000	125,545
DnB NOR ASA[1]	7,550,000	124,594
Chinatrust Financial Holding Co., Ltd.[1,3]	165,157,759	122,152
CapitaCommercial Trust Management Ltd.[1]	62,419,100	116,844
Brandywine Realty Trust	4,185,370	108,276
United Overseas Bank Ltd.[1]	7,108,000	106,495
Weingarten Realty Investors	2,634,750	100,806
Ascendas Real Estate Investment Trust[1]	52,582,775	94,927
Bank of New York Mellon Corp.	1,924,536	94,014
Macquarie Goodman Group[1]	13,184,326	85,562
Champion REIT[1]	138,772,000	85,274
Siam Commercial Bank PCL[1]	29,542,400	82,969
Hongkong Land Holdings Ltd.[1]	15,416,600	77,305
AMB Property Corp.	1,175,000	76,786
KBC Groep NV1	525,000	73,660
VastNed Retail NV1,2	845,106	72,647
Bank of the Philippine Islands[1]	43,197,720	65,653
Link REIT[1]	27,883,000	63,372
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	62,831
Admiral Group PLC[1]	2,900,000	62,380
Kimco Realty Corp.	1,500,000	62,280
Hospitality Properties Trust	1,500,000	59,400
United Bankshares, Inc.	1,775,000	53,783
KeyCorp	1,860,000	52,917
FirstMerit Corp.	2,444,493	51,823
Krung Thai Bank PCL[1]	148,259,100	50,142
XL Capital Ltd., Class A	642,800	46,249
Marsh & McLennan Companies, Inc.	1,600,000	41,424
Fortune Real Estate Investment Trust[1,2]	52,408,500	39,624
Arthur J. Gallagher & Co.	1,355,000	36,057
Lincoln National Corp.	541,500	33,773
Allco Commercial REIT[1,2]	44,940,001	31,780
Frasers Centrepoint Trust[1]	30,400,000	30,636
Cambridge Industrial Trust[1,2]	51,975,000	26,374
Mapletree Logistics Trust[1]	30,730,000	25,605
TICON Industrial Connection PCL[1,2]	41,951,000	25,399
Travelers Companies, Inc.	461,000	24,069
CitySpring Infrastructure Trust[1,2]	29,250,000	20,351
Eurobank Properties REIT[1]	780,000	14,867
Public Financial Holdings Ltd.[1]	16,713,000	10,919
TISCO Bank PCL[1]	3,184,600	2,837
		18,946,951

UTILITIES — 10.09%
E.ON AG1	12,776,000	2,494,171
Veolia Environnement[1]	14,114,362	1,261,203
Exelon Corp.	13,827,600	1,144,649
RWE AG1	8,215,000	1,121,877
Electricité de France SA1	5,381,000	646,242
SUEZ SA1	8,381,600	546,089
Dominion Resources, Inc.	5,139,490	470,931
Fortum Oyj[1]	9,865,000	428,103
FirstEnergy Corp.	5,190,500	361,778
Southern Co.	9,020,000	330,673
PPL Corp.	5,840,000	301,928
Public Service Enterprise Group Inc.	2,695,100	257,652
Ameren Corp.	4,687,120	253,386
Entergy Corp.	1,652,500	198,085
Hongkong Electric Holdings Ltd.[1]	35,750,000	184,062
Edison International	3,000,000	174,450
SP AusNet[1,2]	135,553,825	164,852
FPL Group, Inc.	2,000,000	136,840
DTE Energy Co.	2,750,000	136,400
Tokyo Gas Co., Ltd.[1]	28,185,000	126,164
Xcel Energy Inc.	5,516,000	124,386
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	83,353
Scottish and Southern Energy PLC[1]	2,400,000	77,786
Northeast Utilities	2,000,000	61,660
Progress Energy, Inc.	1,200,000	57,600
Duke Energy Corp.	2,677,640	51,330
Electricity Generating PCL[1]	13,568,028	47,350
Electricity Generating PCL, nonvoting depositary receipt[1]	242,400	846
NiSource Inc.	2,289,307	46,816
National Grid PLC[1]	2,632,652	43,956
Consolidated Edison, Inc.	900,000	42,381
American Electric Power Co., Inc.	684,600	33,005
Pinnacle West Capital Corp.	738,200	29,823
United Utilities PLC[1]	1,666,666	25,332
		11,465,159

TELECOMMUNICATION SERVICES — 9.79%
AT&T Inc.	63,814,027	2,666,788
Verizon Communications Inc.	41,205,500	1,898,337
Koninklijke KPN NV1	69,556,900	1,313,013
France Télécom SA1	24,434,018	902,373
Telefónica, SA1	24,615,000	813,746
Telenor ASA[1,3]	24,575,000	578,178
Chunghwa Telecom Co., Ltd. (ADR)	12,673,663	243,334
Chunghwa Telecom Co., Ltd.[1]	87,906,456	170,010
Telekomunikacja Polska SA1	42,629,800	404,400
Embarq Corp.	7,597,327	402,051
Singapore Telecommunications Ltd.[1]	121,837,500	345,726
Belgacom SA1	7,121,867	340,725
Vodafone Group PLC[1]	68,350,000	269,443
TeliaSonera AB1	26,898,500	264,563
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	138,725,000	167,476
Far EasTone Telecommunications Co., Ltd.[1]	62,693,000	78,004
Advanced Info Service PCL[1]	27,980,000	73,602
Philippine Long Distance Telephone Co.[1]	1,053,250	72,675
BT Group PLC[1]	10,000,000	67,960
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	58,295
		11,130,699

ENERGY — 6.30%
Sasol Ltd.[1]	25,536,931	1,324,335
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	597,518
Royal Dutch Shell PLC, Class B1	6,997,187	304,906
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	162,829
Royal Dutch Shell PLC, Class A1	3,055,000	133,526
Chevron Corp.	13,010,000	1,190,545
Husky Energy Inc.	16,130,000	751,857
ENI SpA[1]	19,929,000	727,154
ConocoPhillips	6,969,000	592,086
Statoil ASA[1]	9,889,434	333,937
SBM Offshore NV1,2	8,335,188	320,985
Oil & Natural Gas Corp. Ltd.[1]	6,150,000	198,105
PTT Exploration and Production PCL[1]	33,525,000	161,222
Marathon Oil Corp.	2,500,000	147,825
Enbridge Inc.	2,523,468	109,290
TOTAL SA1	694,000	55,922
TOTAL SA (ADR)	600,000	48,366
		7,160,408

CONSUMER DISCRETIONARY — 5.07%
DaimlerChrysler AG1	7,197,887	$ 794,588
Renault SA1	4,583,000	771,832
OPAP (Greek Organization of Football Prognostics) SA1	12,807,040	522,799
Esprit Holdings Ltd.[1]	26,697,700	453,979
Carnival Corp., units	8,425,000	404,232
Genuine Parts Co.	6,945,000	340,791
YUM! Brands, Inc.	7,519,000	302,790
McDonald’s Corp.	4,400,000	262,680
Idearc Inc.	7,339,714	198,025
DSG International PLC[1]	69,447,861	187,345
William Hill PLC[1]	13,037,970	168,310
Macquarie Communications Infrastructure Group[1,2]	26,596,968	144,112
Macquarie Communications Infrastructure Group[1,2,3,4]	4,332,067	23,473
Vivendi SA1	3,540,000	159,578
Kingfisher PLC[1]	37,845,000	155,596
Schibsted ASA[1]	1,907,400	108,352
Mediaset SpA[1]	9,720,000	100,646
Greene King PLC[1]	3,927,110	74,168
Television Broadcasts Ltd.[1]	10,717,000	69,431
British Sky Broadcasting Group PLC[1]	4,665,000	66,083
SanomaWSOY Oyj, Class B1	2,250,000	64,964
Shangri-La Asia Ltd.[1]	18,474,000	59,129
Intercontinental Hotels Group PLC[1]	2,412,352	56,419
Ekornes ASA[1]	1,830,425	38,482
Kesa Electricals PLC[1]	5,175,000	34,261
Samson Holding Ltd.[1]	109,290,000	33,460
AB Lindex[1]	1,825,000	33,008
Ruby Tuesday, Inc.	1,857,329	29,662
Headlam Group PLC[1]	2,500,000	29,062
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	28,679
KangwonLand Inc.[1]	875,000	23,710
Gestevisión Telecinco SA1	762,000	21,973
		5,761,619

INDUSTRIALS — 4.98%
General Electric Co.	31,795,000	1,308,682
Siemens AG1	3,880,000	527,830
Macquarie Infrastructure Group[1,2]	142,568,021	423,012
Macquarie Airports[1,2]	102,521,281	420,878
United Technologies Corp.	4,855,000	371,844
Leighton Holdings Ltd.[1]	5,347,000	314,874
Brisa Auto-Estradas de Portugal SA1	21,571,000	306,222
Emerson Electric Co.	5,820,000	304,211
AB Volvo, Class B1	14,542,000	286,536
Singapore Technologies Engineering Ltd.[1]	91,974,000	242,996
Sandvik AB1	10,895,000	207,393
Geberit AG1	770,000	103,699
Transport International Holdings Ltd.[1]	20,174,000	102,626
Waste Management, Inc.	2,600,000	94,614
Singapore Post Private Ltd.[1,2]	107,025,000	90,707
Uponor Oyj[1]	3,335,000	87,419
Koninklijke BAM Groep NV1	3,254,432	86,005
Qantas Airways Ltd.[1]	15,052,744	83,289
Spirax-Sarco Engineering PLC[1]	3,190,391	71,684
UAP Holding Corp.	1,455,000	46,313
Rentokil Initial PLC[1]	10,900,000	39,105
BELIMO Holding AG1	29,774	38,952
Seco Tools AB, Class B1	1,660,000	30,990
SMRT Corp. Ltd.[1]	21,384,000	26,201
Fong’s Industries Co. Ltd.[1,2]	36,590,000	23,646
Macquarie Infrastructure Company LLC	339,100	14,161
ComfortDelGro Corp. Ltd.[1]	1,576,000	2,120
		5,656,009

CONSUMER STAPLES — 4.97%
Altria Group, Inc.	11,820,000	862,033
PepsiCo, Inc.	8,795,000	648,367
Diageo PLC[1]	27,508,000	630,271
Nestlé SA1	1,150,000	531,274
Kellogg Co.	9,024,000	476,377
UST Inc.[2]	8,178,000	436,051
H.J. Heinz Co.	8,394,751	392,707
Reynolds American Inc.	5,380,000	346,633
Foster’s Group Ltd.[1]	47,820,985	285,466
ConAgra Foods, Inc.	11,600,000	275,268
Kraft Foods Inc., Class A	6,035,076	201,632
SABMiller PLC[1]	5,950,000	179,096
Coca-Cola Co.	2,625,000	162,120
Imperial Tobacco Group PLC[1]	1,390,000	70,447
Sara Lee Corp.	4,200,000	69,468
General Mills, Inc.	700,500	40,440
Lion Nathan Ltd.[1]	4,431,066	38,481
		5,646,131

MATERIALS — 4.28%
Bayer AG, non-registered shares[1]	8,512,000	711,577
China Steel Corp.[1]	455,549,548	650,191
ArcelorMittal[1]	7,730,000	624,451
Taiwan Cement Corp.[1]	158,723,085	275,058
BlueScope Steel Ltd.[1]	27,500,000	273,818
Koninklijke DSM NV1	4,730,000	268,490
Gujarat Ambuja Cements Ltd.[1]	67,900,919	251,186
Fletcher Building Ltd.[1]	21,176,596	193,809
Weyerhaeuser Co.	2,500,000	189,775
Norsk Hydro ASA[1]	11,470,000	168,230
Packaging Corp. of America	5,000,000	159,200
RPM International, Inc.[2]	6,900,000	147,867
POSCO[1]	180,000	131,508
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	128,637
Stora Enso Oyj, Class R1	6,000,000	110,286
Norske Skogindustrier ASA[1]	9,439,285	103,928
Dow Chemical Co.	2,200,000	99,088
Worthington Industries, Inc.	3,639,800	90,995
Compass Minerals International, Inc.[2]	2,090,758	77,170
UPM-Kymmene Corp.[1]	3,100,000	69,486
PaperlinX Ltd.[1,2]	22,547,000	58,413
Boral Ltd.[1]	6,013,024	38,234
Temple-Inland Inc.	472,860	25,379
Hung Hing Printing Group Ltd.[1]	29,024,000	15,042
		4,861,818

HEALTH CARE — 3.69%
Merck & Co., Inc.	17,889,600	1,042,248
Roche Holding AG1	3,676,000	628,004
Bristol-Myers Squibb Co.	19,950,000	598,300
Pfizer Inc	23,905,000	588,302
Abbott Laboratories	9,048,700	494,240
Johnson & Johnson	6,500,000	423,605
Sonic Healthcare Ltd.[1]	10,152,417	163,800
Orion Oyj, Class B1	4,900,736	125,852
Fisher & Paykel Healthcare Corp. Ltd.[1,2]	33,221,000	83,042
Baxter International Inc.	560,440	33,632
Oriola-KD Oyj, Class B1	4,205,677	19,650
		4,200,675

INFORMATION TECHNOLOGY — 1.75%
Microsoft Corp.	16,615,000	611,598
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	182,000,184	363,310
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	119,978
Intel Corp.	14,300,000	384,670
Delta Electronics, Inc.[1]	54,955,950	223,942
Lite-On Technology Corp.[1]	93,833,427	175,499
Quanta Computer Inc.[1]	28,430,896	48,040
Rotork PLC[1]	1,760,000	40,244
Oakton Ltd.[1,2]	4,617,960	25,593
		1,992,874

MISCELLANEOUS — 4.82%
Other common stocks in initial period of acquisition		5,479,042

Total common stocks (cost: $57,828,229,000)		82,301,385

Preferred stocks — 0.39%

FINANCIALS — 0.33%
Banco Santander Central Hispano, SA 6.50%[4]	4,416,000	104,052
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	51,000,000	47,961
BAC Capital Trust XIII 6.094%[6]	51,170,000	47,130
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[6]	45,829,000	43,767
Freddie Mac 5.57%	1,760,000	40,315
Fannie Mae, Series E, 5.10%	550,000	22,688
Fannie Mae, Series L, 5.125%	273,350	11,303
Public Storage, Inc., Series F, 6.45%	1,000,000	21,940
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	14,520,000	13,401
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	9,028
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	7,500,000	6,818
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[5,6]	4,713,000	4,726
		373,129

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[5,6]	13,000,000	12,301

INDUSTRIALS — 0.00%
General Electric Co. 4.50% PINES 2035	1,905,000	1,746

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		60,450

Total preferred stocks (cost: $468,864,000)		447,626

	Shares or	Market value
Convertible securities — 0.33%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.16%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	4,383,600	$170,434
General Motors Corp., Series B, 5.25% convertible preferred 2032	17,500,000	15,498
		185,932

UTILITIES — 0.09%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	98,595

FINANCIALS — 0.08%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	95,294

Total convertible securities (cost: $330,394,000)		379,821

	Principal amount
Bonds & notes — 17.48%	(000)

MORTGAGE-BACKED OBLIGATIONS[7]— 6.83%
Fannie Mae 4.89% 2012	$ 25,000	24,700
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	20,288
Fannie Mae 4.00% 2015	19,937	19,483
Fannie Mae 11.00% 2015	566	641
Fannie Mae 7.00% 2016	82	85
Fannie Mae 11.00% 2016	223	254
Fannie Mae 5.00% 2017	181	179
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	13,187	13,343
Fannie Mae 4.50% 2018	22,089	21,459
Fannie Mae 5.00% 2018	30,526	30,202
Fannie Mae 5.00% 2018	1,946	1,925
Fannie Mae 11.00% 2018	519	599
Fannie Mae 4.50% 2019	27,040	26,234
Fannie Mae 4.50% 2019	18,388	17,840
Fannie Mae 5.50% 2019	3,682	3,707
Fannie Mae 5.50% 2020	8,392	8,443
Fannie Mae 11.00% 2020	190	209
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,139
Fannie Mae 6.00% 2021	1,588	1,616
Fannie Mae 6.00% 2021	1,257	1,280
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	54,087	52,495
Fannie Mae 10.50% 2022	352	395
Fannie Mae 6.00% 2024	37,651	38,082
Fannie Mae 6.00% 2026	88,317	89,328
Fannie Mae 6.00% 2027	232,369	235,030
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	354	370
Fannie Mae 7.50% 2029	77	83
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,175	3,275
Fannie Mae 7.50% 2031	235	252
Fannie Mae 7.50% 2031	48	52
Fannie Mae 5.00% 2033	17,287	16,634
Fannie Mae 5.50% 2033	10,705	10,594
Fannie Mae 5.50% 2033	3,901	3,861
Fannie Mae 5.50% 2034	18,872	18,635
Fannie Mae 5.50% 2034	18,576	18,355
Fannie Mae 5.50% 2034	9,700	9,578
Fannie Mae 4.50% 2035	7,825	7,293
Fannie Mae 5.00% 2035	5,277	5,071
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	15,016
Fannie Mae 5.50% 2035	12,064	11,912
Fannie Mae 6.50% 2035	22,240	22,915
Fannie Mae 7.00% 2035	764	786
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	14,235	10,519
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,450	7,864
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,523	1,928
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,167	1,664
Fannie Mae 4.50% 2036	58,654	54,672
Fannie Mae, Series 2006-65, Class PF, 5.153% 2036[6]	15,328	15,285
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	30,148	29,920
Fannie Mae 6.00% 2036	82,193	82,823
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	75,905	76,788
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	66,707	67,393
Fannie Mae 6.00% 2036	58,637	59,086
Fannie Mae 6.00% 2036	52,161	52,561
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	50,637	51,590
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	44,954	45,614
Fannie Mae 6.00% 2036	33,207	33,461
Fannie Mae 6.00% 2036	24,365	24,552
Fannie Mae 6.00% 2036	22,890	23,065
Fannie Mae 6.00% 2036	18,232	18,372
Fannie Mae 6.00% 2036	4,902	4,940
Fannie Mae 7.50% 2036	3,140	3,260
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	84,380	83,270
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	63,571	63,597
Fannie Mae 5.50% 2037	59,851	58,446
Fannie Mae 5.50% 2037	26,431	25,777
Fannie Mae 5.50% 2037	21,517	21,012
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	19,422	19,281
Fannie Mae 5.50% 2037	7,956	7,844
Fannie Mae 5.50% 2037	4,889	4,820
Fannie Mae 5.50% 2037	4,464	4,401
Fannie Mae 5.50% 2037	4,095	4,037
Fannie Mae 5.50% 2037	2,053	2,024
Fannie Mae 5.50% 2037	1,449	1,429
Fannie Mae 6.00% 2037	25,044	25,236
Fannie Mae 6.00% 2037	22,792	22,966
Fannie Mae 6.00% 2037	20,543	20,578
Fannie Mae 6.00% 2037	15,147	15,263
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,709	9,842
Fannie Mae 6.00% 2037	4,952	4,960
Fannie Mae 6.005% 2037[6]	3,861	3,929
Fannie Mae 6.50% 2037[1]	79,000	80,287
Fannie Mae 6.50% 2037	49,199	50,064
Fannie Mae 6.50% 2037	35,060	35,885
Fannie Mae 6.50% 2037	23,875	24,279
Fannie Mae 6.50% 2037	18,585	18,912
Fannie Mae 6.50% 2037	5,308	5,402
Fannie Mae 6.551% 2037[6]	4,350	4,434
Fannie Mae 6.79% 2037[6]	4,611	4,698
Fannie Mae 6.828% 2037[6]	3,595	3,675
Fannie Mae 7.00% 2037	74,304	76,403
Fannie Mae 7.00% 2037	36,086	37,151
Fannie Mae 7.00% 2037[1]	14,491	14,890
Fannie Mae 7.00% 2037	14,326	14,731
Fannie Mae 7.00% 2037	6,554	6,739
Fannie Mae 7.00% 2037	6,448	6,693
Fannie Mae 7.00% 2037	2,735	2,839
Fannie Mae 7.00% 2037	1,721	1,772
Fannie Mae 7.00% 2037	1,625	1,671
Fannie Mae 7.00% 2037	1,600	1,645
Fannie Mae 7.00% 2037	1,565	1,609
Fannie Mae 7.00% 2037	1,296	1,345
Fannie Mae 7.00% 2037	1,006	1,034
Fannie Mae 7.00% 2037	999	1,028
Fannie Mae 7.00% 2037	891	925
Fannie Mae 7.50% 2037	14,935	15,506
Fannie Mae 7.50% 2037	8,491	8,888
Fannie Mae 7.50% 2037	5,584	5,798
Fannie Mae 7.50% 2037[1]	4,558	4,695
Fannie Mae 7.50% 2037	2,887	2,997
Fannie Mae 7.50% 2037[1]	914	941
Fannie Mae 7.50% 2037	766	796
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	433	454
Fannie Mae 7.00% 2047	6,134	6,307
Freddie Mac 4.00% 2015	40,249	38,275
Freddie Mac 6.00% 2017	419	428
Freddie Mac 4.50% 2018	5,456	5,302
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,305
Freddie Mac 5.50% 2019	11,594	11,663
Freddie Mac, Series 2642, Class BL, 3.50% 2023	11,298	10,381
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,647	5,124
Freddie Mac, Series 1617, Class PM, 6.50% 2023	4,556	4,687
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,905	4,622
Freddie Mac 6.00% 2026	35,440	35,862
Freddie Mac 6.00% 2026	9,821	9,938
Freddie Mac 5.50% 2027	58,175	57,735
Freddie Mac 6.00% 2027	27,837	28,168
Freddie Mac, Series 2153, Class GG, 6.00% 2029	8,600	8,739
Freddie Mac, Series 2122, Class QM, 6.25% 2029	16,967	17,265
Freddie Mac 6.50% 2032	4,433	4,576
Freddie Mac 7.50% 2032	2,042	2,163
Freddie Mac 4.50% 2035	34,523	32,114
Freddie Mac, Series 3061, Class PN, 5.50% 2035	25,223	25,410
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	24,941	18,803
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	15,200	11,775
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,866
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,846
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,909	4,620
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,651	2,818
Freddie Mac, Series 3156, Class NG, 6.00% 2036	60,753	61,997
Freddie Mac 7.00% 2036	8,582	8,839
Freddie Mac 5.50% 2037	49,400	48,140
Freddie Mac, Series 3286, Class JN, 5.50% 2037	39,161	38,770
Freddie Mac 5.50% 2037	28,912	28,482
Freddie Mac, Series 3271, Class OA, 6.00% 2037	39,191	40,032
Freddie Mac 6.00% 2037	3,487	3,511
Freddie Mac 6.25% 2037[6]	17,341	17,731
Freddie Mac 6.302% 2037[6]	10,000	10,093
Freddie Mac 6.372% 2037[6]	41,633	42,243
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	57,399	57,349
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	28,569	28,505
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	24,867	24,154
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	12,413	12,608
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	6,195	6,189
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,463	4,378
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[1,6]	24,754	24,014
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	30,365	29,765
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	19,095	18,952
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	6,281	6,162
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,164	2,144
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	13,537	13,446
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	77,684	78,225
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	18,664	18,727
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	17,967	17,977
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037	5,552	5,436
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	43,204
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-5, 6.00% 2037	10,250	9,746
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	14,593	14,764
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.977% 2047[6]	77,906	77,053
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	14,712	14,204
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,421	1,424
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	680	682
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	917	922
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,456	2,530
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.593% 2034[6]	7,716	7,658
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.636% 2034[6]	7,098	7,040
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.641% 2034[6]	15,903	15,859
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,647	1,645
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,904
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	49,388
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[1,5]	1,435	1,541
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1,5]	72,748	53,195
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,497	4,433
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	21,676	21,666
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	51,329
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,671
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	32,100	30,433
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[1]	64,052	64,552
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[6]	14,535	14,270
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	5,410	5,349
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[6]	18,000	18,032
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[6]	37,500	36,898
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,633
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	18,582	18,090
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-MS5, Class I-A-1, 5.00% 2018	15,448	15,041
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	2,164	2,107
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	8,955	8,835
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[6]	3,931	3,861
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[6]	3,639	3,606
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.551% 2034[6]	4,235	4,185
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.073% 2036[6]	5,337	5,381
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.823% 2037[6]	67,020	66,303
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[6]	89,194	88,887
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.889% 2037[6]	73,236	73,341
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.133% 2045[6]	17,382	17,115
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	23,751	23,122
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	121	118
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	31,745	30,913
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	44,529	44,111
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[1]	1,436	1,170
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	127	125
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	12,330	12,166
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	10,315	10,310
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,897
Residential Accredit Loans, Inc., Series 2005-QS10, Class I-A, 6.00% 2035	8,298	8,179
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	4,881	4,893
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.25% 2036[6]	4,109	4,164
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[1]	69,250	68,985
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	46,490	46,390
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[1]	45,845	46,432
CHL Mortgage Pass-Through Trust, Series 2003-J10, Class 2-A-1, 5.00% 2018	6,598	6,423
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.841% 2033[6]	6,840	6,810
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.045% 2034[6]	5,883	5,683
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.716% 2034[6]	3,938	3,903
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.10% 2034[6]	3,445	3,429
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,469	12,342
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.619% 2035[6]	34,085	33,725
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.232% 2037[6]	24,749	24,715
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.961% 2047[6]	43,971	44,103
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.122% 2047[1,6]	94,462	94,504
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.998% 2035[6]	10,832	10,794
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.895% 2036[6]	13,835	13,918
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.928% 2036[6]	12,376	12,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[6]	53,789	53,743
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.926% 2037[6]	51,912	51,734
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.965% 2037[6]	24,662	24,577
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 6.00% 2037[1,6]	64,000	63,860
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.859% 2035[5,6]	2,000	2,071
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,815
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,927
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	15,690	15,424
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,272
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,377
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6]	14,840	14,136
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.294% 2043[6]	7,200	7,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[6]	15,000	14,885
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[6]	18,000	18,377
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	36,284
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	42,002	40,213
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	9,077	8,691
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	3,702	3,544
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	8,058	7,780
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	16,221	15,921
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	53,308	51,899
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	22,263	21,938
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.108% 2035[6]	10,000	9,812
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[6]	31,070	30,817
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	20,480
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.097% 2037[6]	39,502	39,742
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	48,811	49,079
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	47,109	47,613
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.945% 2037[6]	24,622	24,948
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[1]	16,577	16,908
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[1]	74,281	74,652
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	20,184	19,966
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	14,828	14,669
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	11,321	11,199
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.133% 2035[6]	24,410	23,796
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,993	11,882
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,270	1,275
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	26,434	26,716
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[6]	17,865	17,340
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	5,627	5,575
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	21,220	21,028
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.006% 2036[6]	29,791	29,834
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.639% 2037[6]	29,002	29,421
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	34,312	33,938
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019	8,288	8,199
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	23,084	22,835
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	779	773
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,724	1,708
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	8,019	7,790
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	4,124	4,006
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	8,645	8,545
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	8,186	8,184
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	10,854	10,850
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	29,028	28,876
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	15,797	15,827
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	37,989	38,425
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	3,046	3,052
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	21,155	21,525
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,981	8,843
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	28,622	28,436
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[6]	21,700	21,433
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[6]	4,955	5,015
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[6]	87,926	87,126
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.144% 2036[6]	80,362	80,946
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.987% 2033[6]	3,876	3,851
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.364% 2034[6]	5,763	5,702
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[6]	8,366	8,256
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.06% 2034[6]	9,344	9,276
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[6]	50,000	48,962
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,5]	32,500	32,526
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,5]	34,000	33,973
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,653
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	6,601	6,669
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	25,864
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	15,648	15,399
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	40,361	40,002
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[6]	6,000	5,971
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[6]	17,000	16,993
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	25,578	25,626
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	36,528	36,917
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.846% 2036[6]	62,745	62,529
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	26,000	25,629
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,5]	13,620	13,432
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	20,000	19,689
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,5]	3,380	3,344
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 4.993% 2046[6]	59,895	59,033
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,5]	22,000	22,121
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,5]	17,320	17,277
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[5]	16,500	16,456
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1,5]	2,000	1,960
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.81% 2035[6]	17,524	17,205
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.94% 2036[6]	40,250	39,807
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	28,544	27,968
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,466
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.876% 2017[5,6]	14,784	14,461
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.838% 2018[6]	8,998	8,874
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.916% 2019[5,6]	15,847	15,578
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.914% 2033[6]	14,821	14,678
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,5]	27,000	26,692
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[5]	10,000	9,656
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,5]	14,000	13,419
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	47,537	47,273
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,911	3,745
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	21,434	20,695
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[5,6]	1,537	1,533
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,146	12,987
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	6,571	6,417
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	20,144	19,953
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 2042[6]	19,500	19,398
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[6]	5,000	5,051
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	4,454	4,525
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,142
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,645
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	9,607	9,482
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	15,000	14,520
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,715
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[1,6]	40,249	39,082
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-1, 5.50% 2018	16,597	16,364
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[6]	20,994	20,779
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,5,6]	35,315	35,114
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	30,892	30,622
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	3,341	3,299
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,649
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	25,000	24,823
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	11,456	8,581
Government National Mortgage Assn. 6.00% 2035	5,178	5,234
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	13,493	10,224
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,337
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,835
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	8,130
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	14,767
Northern Rock PLC 5.625% 2017[5]	20,000	20,267
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	279	269
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.176% 2035[6]	19,597	19,327
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	17,064	16,475
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	17,000	16,402
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,682
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	15,000	15,570
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	13,514	13,503
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,894
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,927
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	6,572	6,660
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,728	5,974
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,300
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	5,753
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	10,762
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,960
RAMP Trust, Series 2005-SL2, Class A-I, 6.00% 2017	9,600	9,617
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	9,590	9,561
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	9,126	9,051
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.924% 2035[6]	8,462	8,404
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	3,022	2,942
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	5,225	5,227
MASTR Asset Securitization Trust, Series 2004-6, Class 4-A-1, 5.00% 2019	8,077	7,863
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	6,287	6,153
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	6,235	6,079
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[5]	4,016	4,094
Residential Funding Mortgage Securities I, Inc., Series 2003-S20, Class II-A-1, 4.75% 2018	2,619	2,509
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.194% 2034[1,5,6]	2,000	2,059
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.036% 2034[6]	660	662
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	476	475
		7,762,800

	Principal amount	Market value
Bonds & notes	(000)	(000)

FINANCIALS — 3.11%
Washington Mutual Bank, FA 6.875% 2011	$ 25,375	$ 26,164
Washington Mutual, Inc. 5.95% 2013	5,750	5,481
Washington Mutual, Inc. 4.625% 2014	1,055	917
Washington Mutual Bank, FA 5.65% 2014	1,350	1,251
Washington Mutual Bank, FA, Series 16, 5.125% 2015	28,035	25,184
Washington Mutual Bank, FA 5.893% 2015[6]	10,000	9,348
Washington Mutual, Inc. 5.25% 2017	5,910	5,145
Washington Mutual, Inc. 7.25% 2017	7,500	7,398
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[5,6]	37,200	28,280
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[5,6]	51,500	39,202
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[5,6]	5,200	3,956
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[5,6]	53,100	52,653
ASIF Global Financing XXIII 3.90% 2008[5]	13,605	13,431
International Lease Finance Corp. 4.35% 2008	28,500	28,253
International Lease Finance Corp. 4.50% 2008	5,000	4,977
AIG SunAmerica Global Financing VII 5.85% 2008[5]	5,000	5,020
International Lease Finance Corp. 6.375% 2009	15,000	15,255
American International Group, Inc. 4.70% 2010	5,000	4,964
International Lease Finance Corp. 5.00% 2010	6,560	6,560
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	20,032
International Lease Finance Corp. 5.00% 2012	10,000	9,800
International Lease Finance Corp., Series R, 5.40% 2012	4,000	4,017
American General Finance Corp., Series J, 6.50% 2017	16,750	17,326
ILFC E-Capital Trust II 6.25% 2065[5,6]	15,000	14,742
American International Group, Inc., Series A-1, 6.25% 2087[6]	13,225	12,347
Lehman Brothers Holdings Inc., Series I, 5.63% 2009[6]	5,000	4,932
Lehman Brothers Holdings Inc., Series I, 5.429% 2011[6]	4,340	4,220
Lehman Brothers Holdings Inc., Series I, 5.478% 2012[6]	7,340	7,171
Lehman Brothers Holdings Inc. 6.50% 2017	70,250	70,876
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[6]	32,285	30,163
J.P. Morgan Chase & Co. 3.50% 2009	5,417	5,310
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,619
J.P. Morgan Chase & Co. 4.891% 2015[6]	39,583	39,279
JPMorgan Chase Bank NA 6.00% 2017	7,500	7,620
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	28,216
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	15,000	13,920
Residential Capital Corp. 7.80% 2008[6]	13,750	11,602
Residential Capital Corp. 7.375% 2010[6]	55,230	40,755
General Motors Acceptance Corp. 6.875% 2011	17,000	15,680
General Motors Acceptance Corp. 7.25% 2011	30,000	28,388
General Motors Acceptance Corp. 7.00% 2012	5,000	4,570
Residential Capital, LLC 7.50% 2012[6]	6,770	4,946
BBVA International SA Unipersonal 5.919% (undated)[5,6]	111,800	103,220
CIT Group Inc. 3.375% 2009	5,000	4,832
CIT Group Inc. 6.875% 2009	16,000	16,305
CIT Group Inc. 4.25% 2010	10,000	9,668
CIT Group Inc. 5.20% 2010	20,000	19,373
CIT Group Inc. 5.60% 2011	15,000	14,761
CIT Group Inc. 6.10% 2067[6]	39,670	32,502
Countrywide Home Loans, Inc., Series M, 4.125% 2009	8,360	7,310
Countrywide Home Loans, Inc., Series K, 5.625% 2009	2,000	1,799
Countrywide Financial Corp., Series A, 4.50% 2010	3,840	3,309
Countrywide Financial Corp., Series B, 5.80% 2012	90,530	78,023
Countrywide Financial Corp., Series B, 5.80% 2012[6]	1,650	1,385
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,041
American Express Centurion Bank 5.55% 2012	20,000	20,215
American Express Co. 6.15% 2017	24,830	25,369
American Express Co. 6.80% 2066[6]	33,750	34,659
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	47,500	48,253
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	39,200	39,613
MBNA Corp. 5.625% 2007	10,000	10,006
MBNA America Bank, National Assn. 5.375% 2008	7,500	7,507
BankAmerica Corp. 5.875% 2009	7,500	7,553
Bank of America Corp. 4.25% 2010	15,000	14,781
Bank of America Corp. 7.125% 2011	1,750	1,860
Bank of America Corp. 4.875% 2012	2,000	1,972
Bank of America Corp. 5.375% 2012	42,325	42,708
SLM Corp., Series A, 3.625% 2008	10,000	9,912
SLM Corp., Series A, 3.56% 2009[6]	10,000	9,351
SLM Corp., Series A, 4.00% 2009	10,000	9,672
SLM Corp., Series A, 4.50% 2010	21,000	19,674
SLM Corp., Series A, 5.40% 2011	20,000	18,523
SLM Corp., Series A, 5.00% 2015	10,000	8,519
Liberty Mutual Group Inc. 5.75% 2014[5]	10,000	9,951
Liberty Mutual Group Inc. 6.50% 2035[5]	13,200	12,256
Liberty Mutual Group Inc. 7.50% 2036[5]	37,050	38,548
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	13,050	12,357
Household Finance Corp. 4.125% 2008	6,000	5,940
Household Finance Corp. 6.40% 2008	50,000	50,340
HSBC Holdings PLC 6.50% 2037	15,000	14,910
Simon Property Group, LP 6.375% 2007	5,000	5,001
Simon Property Group, LP 5.375% 2008	2,000	1,996
Simon Property Group, LP 3.75% 2009	3,000	2,937
Simon Property Group, LP 4.875% 2010	5,000	4,955
Simon Property Group, LP 4.875% 2010	2,500	2,473
Simon Property Group, LP 5.375% 2011	2,000	1,998
Simon Property Group, LP 5.60% 2011	14,750	14,798
Simon Property Group, LP 5.00% 2012	20,000	19,585
Simon Property Group, LP 5.75% 2012	15,650	15,770
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	9,300	8,946
PNC Funding Corp., Series I, 6.517% (undated)[5,6]	58,200	58,595
UniCredito Italiano SpA 5.584% 2017[5,6]	32,900	32,295
UniCredito Italiano SpA 6.00% 2017[1,5]	20,800	20,660
UniCredito Italiano Capital Trust II 9.20% (undated)[5,6]	10,000	10,779
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,784
Developers Diversified Realty Corp. 4.625% 2010	19,750	19,467
Developers Diversified Realty Corp. 5.00% 2010	22,500	22,440
Developers Diversified Realty Corp. 5.375% 2012	5,000	4,944
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[5]	10,000	9,989
Monumental Global Funding II, Series 2006-A, 5.303% 2009[5,6]	2,000	2,002
Monumental Global Funding III 5.25% 2014[5]	24,000	24,231
Monumental Global Funding III 5.443% 2014[5,6]	24,860	24,224
CNA Financial Corp. 6.60% 2008	4,000	4,050
CNA Financial Corp. 6.00% 2011	20,000	20,274
CNA Financial Corp. 5.85% 2014	35,000	34,810
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	38,500	37,164
Westfield Group 5.40% 2012[5]	5,000	4,975
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	14,900	14,223
Lincoln National Corp. 5.65% 2012	9,000	9,057
Lincoln National Corp. 7.00% 2066[6]	45,510	46,819
Genworth Financial, Inc. 4.75% 2009	13,795	13,740
Genworth Global Funding Trust, Series 2005-A, 5.854% 2010[6]	5,000	4,967
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	21,500	21,501
Genworth Financial, Inc. 6.15% 2066[6]	15,130	14,141
Barclays Bank PLC 5.926% (undated)[5,6]	20,990	19,902
Barclays Bank PLC 7.434% (undated)[5,6]	32,350	34,354
XL Capital Ltd. 5.25% 2014	10,000	9,463
Mangrove Bay Pass Through Trust 6.102% 2033[5,6]	30,715	28,759
XL Capital Ltd., Series E, 6.50% (undated)[6]	11,555	10,750
Twin Reefs Asset Trust (XLFA), Series B, 6.12% (undated)[5,6]	5,500	4,745
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[5]	6,000	5,912
Prudential Funding, LLC, Series B, 6.60% 2008[5]	12,412	12,488
Prudential Financial, Inc., Series D, 5.10% 2011	13,785	13,723
Prudential Financial, Inc., Series D, 5.50% 2016	3,000	2,944
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	15,000	18,648
Plum Creek Timberlands, LP 5.875% 2015	53,000	51,841
Capital One Financial Corp. 7.125% 2008	5,750	5,825
Capital One Financial Corp. 5.70% 2011	15,000	14,851
Capital One Financial Corp. 6.25% 2013	5,000	4,974
Capital One Bank 6.50% 2013	13,477	13,670
Capital One Capital III 7.686% 2036[6]	7,500	7,290
Capital One Capital IV 6.745% 2037[6]	3,950	3,486
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,472
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,799
Citigroup Inc. 5.24% 2008[6]	7,350	7,352
Citigroup Inc. 4.125% 2010	11,000	10,822
Citigroup Inc. 4.625% 2010	10,000	9,947
Citigroup Inc. 5.50% 2012	20,000	20,267
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,629
Hartford Financial Services Group, Inc. 5.25% 2011	6,250	6,222
Hartford Life Insurance Co. 5.343% 2012[6]	2,500	2,462
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,435
Glen Meadow Pass Through Trust 6.505% 2067[1,5,6]	27,500	26,577
Wells Fargo & Co. 4.125% 2008	9,700	9,651
Wells Fargo & Co. 5.25% 2012	29,000	29,088
Wells Fargo Bank, National Assn. 4.75% 2015	10,000	9,504
SunTrust Banks, Inc. 4.991% 2007[6]	40,000	40,003
SunTrust Banks, Inc. 6.00% 2017	5,750	5,848
iStar Financial, Inc., Series B, 4.875% 2009[2]	2,000	1,959
iStar Financial, Inc. 5.375% 2010[2]	25,675	24,769
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,356
iStar Financial, Inc. 5.80% 2011[2]	7,600	7,352
Charles Schwab Corp., Series A, 6.375% 2017	26,750	27,494
Schwab Capital Trust I 7.50% 2037[6]	15,200	15,584
Standard Chartered Bank 6.40% 2017[5]	20,350	20,836
Standard Chartered PLC 6.409% (undated)[5,6]	22,100	21,014
Hospitality Properties Trust 7.00% 2008	5,500	5,527
Hospitality Properties Trust 6.75% 2013	18,925	19,419
Hospitality Properties Trust 5.125% 2015	3,000	2,785
Hospitality Properties Trust 6.30% 2016	1,150	1,138
Hospitality Properties Trust 6.70% 2018	5,000	5,055
Fifth Third Capital Trust IV 6.50% 2067[6]	33,000	31,951
ProLogis 5.25% 2010	32,000	31,942
Brandywine Operating Partnership, LP 5.75% 2012	15,030	14,967
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,744
Brandywine Operating Partnership, LP 5.70% 2017	13,000	12,298
Capmark Financial Group, Inc. 6.03% 2010[5,6]	7,865	7,166
Capmark Financial Group, Inc. 5.875% 2012[5]	16,855	15,146
Capmark Financial Group, Inc. 6.30% 2017[5]	10,000	8,192
New York Life Global Funding 4.625% 2010[5]	5,000	5,011
New York Life Global Funding 5.25% 2012[5]	25,000	25,236
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	12,700	12,851
Santander Issuances, SA Unipersonal 5.948% 2016[5,6]	7,600	7,552
Santander Perpetual, SA Unipersonal 6.671% (undated)[5,6]	2,500	2,494
Abbey National PLC 6.70% (undated)[1,6]	6,000	5,925
ERP Operating LP 4.75% 2009	6,360	6,313
ERP Operating LP 6.95% 2011	11,200	11,696
ERP Operating LP 5.50% 2012	2,500	2,479
ERP Operating LP 6.625% 2012	8,000	8,320
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	28,420	28,775
QBE Capital Funding II LP 6.797% (undated)[5,6]	28,900	28,313
ACE INA Holdings Inc. 5.875% 2014	7,500	7,652
ACE INA Holdings Inc. 5.70% 2017	3,825	3,816
ACE Capital Trust II 9.70% 2030	12,210	15,639
Goldman Sachs Group, Inc. 6.25% 2017	20,000	20,379
Goldman Sachs Group, Inc. 6.75% 2037	6,000	6,042
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	4,500	4,470
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	22,000	21,210
TuranAlem Finance BV 8.00% 2014	10,015	9,064
TuranAlem Finance BV 8.50% 2015	2,500	2,337
TuranAlem Finance BV, Series 8, 8.25% 2037	15,485	14,053
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	2,000	1,989
Allstate Corp., Series B, 6.125% 2067[6]	20,000	19,592
Allstate Corp., Series A, 6.50% 2067[6]	2,500	2,432
Ford Motor Credit Co. 7.875% 2010	10,000	9,646
Ford Motor Credit Co. 7.375% 2011	15,000	14,158
Lazard Group LLC 7.125% 2015	18,500	18,771
Lazard Group LLC 6.85% 2017	4,500	4,454
Resona Bank, Ltd. 5.85% (undated)[5,6]	25,000	23,198
Financial Security Assurance Holdings Ltd. 6.40% 2066[5,6]	24,000	21,717
Zions Bancorporation 5.50% 2015	10,000	9,607
Zions Bancorporation 6.00% 2015	11,585	11,697
AXA SA 6.379% (undated)[5,6]	23,000	21,013
Wachovia Corp. 5.625% 2016	21,000	20,839
HBOS PLC 5.375% (undated)[5,6]	14,515	13,774
HBOS PLC, Series B, 5.92% (undated)[5,6]	5,000	4,551
Bank of Scotland 7.00% (undated)[5,6]	2,050	2,053
Toyota Motor Credit Corp., Series B, 5.25% 2008	20,000	20,027
Nationwide Financial Services, Inc. 6.75% 2067[6]	20,500	19,782
State Street Capital Trust IV 6.694% 2077[6]	18,750	17,000
BNP Paribas 7.195% (undated)[5,6]	16,500	16,462
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,957
Kimco Realty Corp. 6.00% 2012	4,062	4,148
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,380
Kimco Realty Corp. 5.70% 2017	2,000	1,954
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,795
ORIX Corp. 5.48% 2011	14,250	13,928
Rouse Co. 3.625% 2009	5,000	4,792
Rouse Co. 7.20% 2012	7,646	7,723
Ambac Financial Group, Inc. 5.95% 2035	40	34
Ambac Financial Group, Inc. 6.15% 2087[6]	15,980	12,245
Catlin Insurance Ltd. 7.249% (undated)[5,6]	12,500	11,814
Skandinaviska Enskilda Banken AB 4.958% (undated)[5,6]	12,425	11,361
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	11,200	10,471
Union Bank of California, NA 5.95% 2016	10,000	9,964
Principal Life Global Funding I 4.40% 2010[5]	10,000	9,872
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[5,6]	10,000	9,491
Chubb Corp. 6.375% 2037[6]	9,500	9,368
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[5]	5,000	4,926
MetLife, Inc. 5.50% 2014	1,000	1,006
MetLife, Inc. 5.00% 2015	2,500	2,390
Northern Rock PLC 5.60% (undated)[1,5,6]	6,280	4,804
Northern Rock PLC 6.594% (undated)[1,5,6]	4,450	3,404
KeyBank NA 5.50% 2012	7,200	7,171
Boston Properties LP 6.25% 2013	6,500	6,614
Federal Realty Investment Trust 6.125% 2007	4,500	4,501
Federal Realty Investment Trust 8.75% 2009	1,000	1,072
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,185
ING Security Life Institutional Funding 5.433% 2010[5,6]	4,000	4,014
Independence Community Bank 3.75% 2014[6]	4,000	3,899
Assurant, Inc. 5.625% 2014	2,765	2,718
Downey Financial Corp. 6.50% 2014[1]	2,840	2,649
Lloyds TSB Group PLC 6.267% (undated)[5,6]	2,800	2,595
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,500	2,496
North Front Pass Through Trust 5.81% 2024[5,6]	1,165	1,143
		3,534,207

ASSET-BACKED OBLIGATIONS[7]— 2.33%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,517
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035[1]	27,500	23,375
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[1]	5,790	5,374
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[1,6]	5,000	4,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[1,6]	20,000	19,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[1,6]	22,800	18,240
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,6]	155,145	155,145
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[1,5]	1,386	1,373
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1,5]	4,789	4,747
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	7,071	6,993
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1,5]	9,155	9,056
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	12,000	11,940
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	12,500	12,459
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	20,000	20,067
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	12,000	12,159
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[5]	15,000	14,904
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	18,000	17,525
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[5]	30,000	30,131
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[5]	12,825	12,975
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	2,759	2,739
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	22,158
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,228
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 5.202% 2014[6]	30,000	29,741
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	47,000	47,295
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[1]	27,000	25,650
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	15,111	15,114
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	33,233
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	49,421
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	18,451
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	25,217
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 5.121% 2013[5,6]	37,000	36,581
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[1,5]	86,620	86,577
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.141% 2015[1,5,6]	15,000	14,523
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	47,632
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[6]	70,177	70,192
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[1]	15,000	13,759
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.023% 2037[6]	80,000	74,213
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[5]	3,457	3,450
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[5,6]	7,913	7,911
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	14,584	14,489
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	30,000	30,042
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[5]	5,000	5,042
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	25,000	25,160
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[6]	58,709	46,738
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[6]	37,106	28,648
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	6,663	6,586
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,883
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	43,000	43,027
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1,5]	25,000	24,993
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	44,000	44,591
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,820
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,859
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 5.161% 2015[6]	25,000	24,754
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[6]	30,000	29,578
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[6]	20,000	19,434
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[6]	15,000	14,482
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	6,995	6,932
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	32,801
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,156
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	48,860	48,450
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 5.123% 2036[1,6]	20,000	17,200
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[6]	30,000	29,178
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 5.068% 2011[6]	17,000	16,989
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.128% 2013[6]	29,000	28,905
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	35,500	35,528
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014[1]	10,000	10,072
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 5.023% 2036[1,6]	7,500	7,156
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 5.093% 2036[1,6]	23,749	20,928
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 5.113% 2036[6]	17,545	15,787
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	49,736	43,529
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	41,851
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	25,150	25,212
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[5]	15,000	15,037
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[1,6]	23,000	21,452
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[6]	14,969	14,867
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 5.113% 2035[6]	36,932	35,725
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014[1]	35,000	34,993
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	34,276
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	5,990	5,973
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	9,712	9,706
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	16,300	16,308
Chase Issuance Trust, Series 2007-A9, Class A, 5.121% 2014[6]	30,000	29,731
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1,5]	15,000	14,192
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	15,000	15,009
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 5.053% 2037[6]	29,130	28,274
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	25,070
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,051
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 5.411% 2034[1,6]	25,063	23,560
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	14,246
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	9,219
Argent Securities Trust, Series 2006-W3, Class A-2C, 5.053% 2036[6]	21,500	20,254
Providian Master Note Trust, Series 2005-A1, Class A, 5.151% 2012[5,6]	20,000	19,981
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[5]	19,890	19,821
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	8,305	8,246
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	11,060	11,065
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,518
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 5.241% 2014[6]	3,249	3,232
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	3,546
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	19,113
Home Equity Asset Trust, Series 2004-7, Class M-2, 5.533% 2035[6]	20,000	18,531
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 5.241% 2037[6]	18,468	17,823
Citibank Credit Card Issuance Trust, Class 2004-A7, 5.589% 2013[6]	17,000	16,867
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,545	16,346
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[5]	7,935	7,919
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[5]	7,659	7,663
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[5]	15,000	15,032
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 6.091% 2013[6]	15,000	14,891
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[5,6]	15,000	14,706
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[1,6]	16,901	14,445
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	13,420	13,629
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[1]	9,000	8,263
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034[1]	6,000	5,280
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.373% 2034[6]	12,786	12,345
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,081
SACO I Trust, Series 2006-12, Class I-A, 5.013% 2036[1,6]	14,369	12,070
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,032
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 5.351% 2013[6]	5,150	5,145
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.691% 2013[6]	5,000	4,984
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	9,353	9,196
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	5,768	6,043
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031[1]	3,000	2,970
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1,6]	8,653	7,831
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,079
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,564
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 5.593% 2037[1,6]	9,000	3,345
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 5.773% 2037[1,6]	4,500	1,405
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 6.173% 2037[1,6]	2,500	701
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.345% 2019[1,5,6]	5,428	5,305
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,819
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.273% 2034[1,6]	2,280	2,193
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.473% 2034[1,6]	1,727	1,442
Soundview Home Loan Trust, Series 2007-OPT1, Class M-4, 5.473% 2037[1,6]	9,500	3,531
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	2,674	2,687
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	2,572	2,561
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,379	2,410
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	1,538	1,490
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[6]	1,201	1,197
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 5.293% 2033[6]	130	128
		2,653,279

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.54%
U.S. Treasury 6.00% 2009	200,000	207,046
U.S. Treasury 6.50% 2010	104,000	109,777
U.S. Treasury 12.00% 2013	35,000	37,155
U.S. Treasury 11.75% 2014	95,000	109,272
U.S. Treasury 12.50% 2014	60,000	68,756
U.S. Treasury 13.25% 2014	80,000	90,569
U.S. Treasury Principal Strip 0% 2014	26,000	19,478
U.S. Treasury 9.25% 2016	100,000	133,453
U.S. Treasury Principal Strip 0% 2018	11,460	7,021
U.S. Treasury 6.25% 2023	25,000	29,008
U.S. Treasury 6.50% 2026	34,250	41,480
U.S. Treasury Principal Strip 0% 2037	103,500	26,095
Fannie Mae 5.25% 2007	40,000	40,024
Fannie Mae 7.125% 2010	130,000	138,697
Fannie Mae 6.00% 2011	75,000	78,607
Fannie Mae 5.25% 2012	100,000	101,852
Freddie Mac 4.875% 2008	75,000	75,180
Freddie Mac 5.75% 2009	50,000	50,905
Freddie Mac 6.625% 2009	75,000	78,030
Freddie Mac 7.00% 2010	30,000	31,768
Freddie Mac 5.875% 2011	100,000	103,909
Federal Agricultural Mortgage Corp. 4.25% 2008	25,000	24,942
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	30,000	30,258
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	25,000	25,766
Federal Home Loan Bank 5.625% 2016	74,375	76,820
CoBank ACB 6.294% 2022[5,6]	16,350	15,851
		1,751,719

CONSUMER DISCRETIONARY — 0.69%
Federated Department Stores, Inc. 6.625% 2008	20,000	20,166
Federated Retail Holdings, Inc. 5.35% 2012	38,870	37,932
Federated Retail Holdings, Inc. 5.90% 2016	31,000	29,646
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,465
Comcast Corp. 5.45% 2010	9,500	9,586
Tele-Communications, Inc. 7.875% 2013	10,000	11,013
Comcast Corp. 5.85% 2015	31,000	31,268
Comcast Corp. 6.30% 2017	10,000	10,334
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,321
J.C. Penney Co., Inc. 8.00% 2010	27,750	29,579
J.C. Penney Co., Inc. 9.00% 2012	7,480	8,510
J.C. Penney Corp., Inc. 5.75% 2018	12,900	12,515
J.C. Penney Corp., Inc. 6.375% 2036	7,100	6,793
Time Warner Inc. 5.73% 2009[6]	15,000	14,920
Time Warner Inc. 5.50% 2011	8,000	8,029
Time Warner Companies, Inc. 9.125% 2013	10,000	11,508
Time Warner Inc. 5.875% 2016	17,900	17,814
Time Warner Companies, Inc. 7.25% 2017	2,500	2,709
Marriott International, Inc., Series J, 5.625% 2013	30,650	30,807
Marriott International, Inc., Series I, 6.375% 2017	22,750	23,207
Viacom Inc. 5.75% 2011	13,500	13,641
Viacom Inc. 6.25% 2016	34,705	35,105
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,238
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	34,562
Centex Corp. 4.55% 2010	2,000	1,801
Centex Corp. 7.875% 2011	2,000	1,943
Centex Corp. 5.25% 2015	12,500	10,582
Centex Corp. 6.50% 2016	25,560	23,164
Toll Brothers, Inc. 6.875% 2012	21,000	20,521
Toll Brothers, Inc. 4.95% 2014	8,490	7,603
Toll Brothers, Inc. 5.15% 2015	9,840	8,830
D.R. Horton, Inc. 6.00% 2011	6,000	5,549
D.R. Horton, Inc. 5.25% 2015	2,240	1,903
D.R. Horton, Inc. 5.625% 2016	2,310	1,981
D.R. Horton, Inc. 6.50% 2016	25,095	22,821
McGraw-Hill Companies, Inc. 5.90% 2017	29,000	28,795
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,429
DaimlerChrysler North America Holding Corp. 4.75% 2008	6,520	6,511
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,110
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,702
Ryland Group, Inc. 5.375% 2012	12,000	11,185
Ryland Group, Inc. 5.375% 2015	14,000	12,479
News America Holdings Inc. 9.25% 2013	5,200	6,012
News America Inc. 5.30% 2014	5,000	4,933
News America Holdings Inc. 8.00% 2016	2,000	2,297
News America Inc. 7.25% 2018	4,250	4,617
News America Holdings Inc. 8.25% 2018	2,600	3,017
News America Inc. 6.40% 2035	1,000	997
Carnival Corp. 3.75% 2007	6,000	5,998
Carnival Corp. 6.15% 2008	15,725	15,782
Gap, Inc. 10.05% 2008[6]	19,460	20,490
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	4,176
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	7,761
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	7,937
MDC Holdings, Inc. 7.00% 2012	2,000	2,065
MDC Holdings, Inc. 5.375% 2014	15,000	14,175
Thomson Corp. 6.20% 2012	14,000	14,461
Pulte Homes, Inc. 7.875% 2011	12,000	11,549
Walt Disney Co. 5.70% 2011	4,000	4,103
Walt Disney Co. 5.625% 2016	6,000	6,091
NVR, Inc. 5.00% 2010	8,000	8,011
Limited Brands, Inc. 6.90% 2017	7,810	7,714
Home Depot, Inc. 5.819% 2009[6]	7,500	7,411
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,889
Kohl’s Corp. 6.30% 2011	1,200	1,239
Kohl’s Corp. 7.375% 2011	1,555	1,663
Delphi Automotive Systems Corp. 6.50% 2009[8]	1,200	1,107
		783,072

HEALTH CARE — 0.62%
Cardinal Health, Inc. 6.25% 2008	13,155	13,251
Cardinal Health, Inc. 6.75% 2011	100,250	104,906
Cardinal Health, Inc. 5.85% 2017	10,000	10,041
WellPoint, Inc. 5.00% 2011	37,000	36,843
WellPoint, Inc. 5.875% 2017	56,000	56,528
WellPoint, Inc. 6.375% 2037	11,000	11,221
UnitedHealth Group Inc. 3.30% 2008	7,500	7,474
UnitedHealth Group Inc. 4.125% 2009	20,165	19,893
UnitedHealth Group Inc. 5.25% 2011	1,585	1,593
UnitedHealth Group Inc. 5.375% 2016	40,250	39,953
UnitedHealth Group Inc. 6.00% 2017[5]	20,000	20,475
Hospira, Inc. 4.95% 2009	48,950	48,949
Hospira, Inc. 5.55% 2012	20,000	20,041
Hospira, Inc. 5.90% 2014	5,860	5,899
Hospira, Inc. 6.05% 2017	14,345	14,349
Coventry Health Care, Inc. 6.30% 2014	8,750	8,902
Coventry Health Care, Inc. 5.95% 2017	52,725	51,412
Humana Inc. 6.45% 2016	40,875	41,830
Humana Inc. 6.30% 2018	16,335	16,504
Wyeth 4.375% 2008[6]	48,531	48,450
Schering-Plough Corp. 6.00% 2017	40,000	40,759
AstraZeneca PLC 5.40% 2012	39,000	39,417
Boston Scientific Corp. 6.00% 2011	14,875	14,503
Boston Scientific Corp. 6.40% 2016	1,000	940
Aetna Inc. 5.75% 2011	12,500	12,759
Amgen Inc. 4.00% 2009	10,000	9,828
Universal Health Services, Inc. 7.125% 2016	6,820	7,192
		703,912

TELECOMMUNICATION SERVICES — 0.54%
SBC Communications Inc. 4.125% 2009	10,000	9,855
SBC Communications Inc. 6.25% 2011	35,000	36,240
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,153
SBC Communications Inc. 5.875% 2012	10,000	10,330
SBC Communications Inc. 5.10% 2014	4,250	4,179
AT&T Corp 8.00% 2031[6]	20,000	24,897
US Unwired Inc., Series B, 10.00% 2012	33,305	35,628
Nextel Communications, Inc., Series E, 6.875% 2013	32,478	32,587
Nextel Communications, Inc. 5.95% 2014	77,162	73,785
Telecom Italia Capital SA 4.00% 2010	9,800	9,581
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	58,494
Telecom Italia Capital SA 7.20% 2036	28,900	31,500
Verizon Global Funding Corp. 7.25% 2010	10,000	10,676
Verizon Global Funding Corp. 7.375% 2012	17,000	18,620
Verizon Communications Inc. 5.50% 2017	20,000	20,037
PCCW-HKT Capital Ltd. 8.00% 2011[5,6]	22,450	24,497
PCCW-HKT Capital Ltd. 8.00% 2011[6]	1,800	1,964
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	21,100	20,028
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,296
Singapore Telecommunications Ltd. 6.375% 2011[5]	3,490	3,657
Singapore Telecommunications Ltd. 7.375% 2031[5]	12,600	15,114
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,519
Vodafone Group PLC 5.625% 2017	8,900	8,830
Vodafone Group PLC 6.15% 2037	11,000	10,833
Koninklijke KPN NV 8.00% 2010	7,750	8,348
Koninklijke KPN NV 8.375% 2030	8,180	9,791
Deutsche Telekom International Finance BV 8.00% 2010[6]	5,100	5,472
British Telecommunications PLC 8.625% 2010[6]	4,200	4,624
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,183
		606,718

ENERGY — 0.53%
Devon Financing Corp., ULC 6.875% 2011	75,500	80,135
Gaz Capital SA 6.51% 2022[5]	62,365	61,274
Apache Corp. 6.25% 2012	55,000	57,363
Kinder Morgan Energy Partners LP 6.75% 2011	1,500	1,566
Kinder Morgan Energy Partners LP 5.00% 2013	11,190	10,786
Kinder Morgan Energy Partners LP 5.125% 2014	26,210	25,240
Kinder Morgan Energy Partners LP 6.00% 2017	11,750	11,786
Enterprise Products Operating LP 4.95% 2010	20,000	19,911
Enterprise Products Operating LP 7.50% 2011	5,000	5,307
Enterprise Products Partners LP 5.60% 2014	8,100	8,021
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,807
Enterprise Products Operating LP 6.875% 2033	10,000	10,404
Enbridge Inc. 5.80% 2014	32,500	32,899
Enbridge Inc. 5.60% 2017	9,250	9,036
TransCanada PipeLines Ltd. 6.35% 2067[6]	40,000	38,768
Canadian Natural Resources Ltd. 5.70% 2017	38,500	38,237
Williams Companies, Inc. 7.125% 2011	10,000	10,425
Williams Companies, Inc. 8.125% 2012	16,300	17,645
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,020
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,7]	3,459	3,441
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	545	542
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	27,650	26,762
XTO Energy Inc. 5.90% 2012	12,000	12,330
XTO Energy Inc. 5.65% 2016	15,000	14,954
Pemex Finance Ltd. 8.875% 2010[7]	10,770	11,339
Pemex Project Funding Master Trust 5.75% 2018[5]	15,250	15,456
Enbridge Energy Partners, LP 8.05% 2067[6]	17,355	17,656
Sunoco, Inc. 6.75% 2011	7,500	7,851
Sunoco, Inc. 4.875% 2014	9,250	8,842
Duke Capital Corp. 7.50% 2009	10,000	10,431
Marathon Oil Corp. 6.00% 2017	10,000	10,182
Energy Transfer Partners, LP 5.95% 2015	5,930	5,878
Southern Natural Gas Co. 5.90% 2017[5]	5,460	5,376
		600,670

UTILITIES — 0.39%
Commonwealth Edison Co., First Mortgage Bonds, Series 99, 3.70% 2008	$ 2,750	$ 2,739
Exelon Corp. 4.45% 2010	15,000	14,751
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	14,000	14,057
Exelon Corp. 6.75% 2011	2,000	2,086
Exelon Generation Co., LLC 6.95% 2011	21,600	22,693
Exelon Corp. 4.90% 2015	5,000	4,698
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,052
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,790
Ohio Power Co., Series J, 5.30% 2010	18,000	18,082
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,034
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,301
Indiana Michigan Power Co. 5.65% 2015	11,000	10,898
Scottish Power PLC 4.91% 2010	30,000	29,818
Scottish Power PLC 5.375% 2015	25,000	24,671
Cilcorp Inc. 8.70% 2009	17,025	17,887
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,942
Union Electric Co. 4.65% 2013	4,250	4,061
Cilcorp Inc. 9.375% 2029	5,000	5,871
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,966
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,315
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	2,963
Virginia Electric and Power Co., Series B, 5.95% 2017	6,500	6,648
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,972
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,193
Constellation Energy Group, Inc. 7.00% 2012	15,000	15,925
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,601
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	30,000	29,952
National Grid PLC 6.30% 2016	28,225	29,093
PSEG Power LLC 3.75% 2009	10,000	9,819
PSEG Power LLC 7.75% 2011	15,000	16,149
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,759
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,242
MidAmerican Energy Co. 5.125% 2013	1,500	1,486
MidAmerican Energy Co. 5.95% 2017	20,000	20,722
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,958
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,418
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,932
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,892
Alabama Power Co., Series X, 3.125% 2008	1,800	1,784
Alabama Power Co., Series R, 4.70% 2010	1,750	1,743
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	974
		443,937

INDUSTRIALS — 0.36%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	10,468	10,552
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	5,210	5,329
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	10,336	10,336
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	2,000	1,900
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	14,182	14,785
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	15,568	16,502
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	11,930	12,049
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	39,450	41,669
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	41,770	42,397
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	3,586	3,690
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	39,980	42,109
Caterpillar Financial Services Corp., Series F, 5.081% 2008[6]	1,000	998
Caterpillar Inc. 4.50% 2009	17,785	17,711
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,242
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,011
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,002
Caterpillar Inc. 6.05% 2036	1,600	1,634
Waste Management, Inc. 6.50% 2008	6,180	6,260
Waste Management, Inc. 7.375% 2010	20,000	21,181
Waste Management, Inc. 5.00% 2014	890	858
Raytheon Co. 4.85% 2011	16,000	15,862
Raytheon Co. 6.40% 2018	1,580	1,679
Raytheon Co. 6.75% 2018	2,420	2,636
Raytheon Co. 7.00% 2028	4,000	4,476
Tyco International Group SA 6.125% 2008	13,000	13,146
Tyco International Group SA 6.125% 2009	7,000	7,105
Tyco International Group SA 7.00% 2028	745	812
Tyco International Group SA 6.875% 2029	1,425	1,449
Atlas Copco AB 5.60% 2017[5]	17,290	17,297
CSX Corp. 5.75% 2013	15,000	15,090
John Deere Capital Corp. 3.90% 2008	1,500	1,496
John Deere Capital Corp. 4.875% 2009	6,000	5,983
John Deere Capital Corp. 5.10% 2013	1,700	1,678
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,336
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,491
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	12,362
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,727	1,734
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	2,561	2,580
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	3,500	3,458
Lockheed Martin Corp. 7.65% 2016	4,000	4,551
Lockheed Martin Corp. 6.15% 2036	3,000	3,097
Union Pacific Corp. 5.75% 2017	5,405	5,368
BNSF Funding Trust I 6.613% 2055[6]	2,380	2,228
		402,129

MATERIALS — 0.17%
UPM-Kymmene Corp. 5.625% 2014[5]	41,490	40,152
Stora Enso Oyj 6.404% 2016[5]	36,000	35,675
Dow Chemical Co. 5.00% 2007	10,500	10,499
Dow Chemical Co. 5.75% 2008	10,500	10,574
Rohm and Haas Co. 5.60% 2013	19,470	19,498
Lafarge 6.15% 2011	15,000	15,423
Packaging Corp. of America 4.375% 2008	14,000	13,914
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	12,755	12,334
Arbermarle Corp. 5.10% 2015	7,000	6,685
Praxair, Inc. 2.75% 2008	6,350	6,270
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	3,947
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,474
International Paper Co. 5.85% 2012	5,247	5,334
Commercial Metals Co. 6.50% 2017	4,675	4,881
ICI Wilmington, Inc. 4.375% 2008	4,000	3,985
ICI Wilmington, Inc. 5.625% 2013	500	504
Alcan Inc. 6.45% 2011	1,000	1,047
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	332
		192,528

INFORMATION TECHNOLOGY — 0.17%
Electronic Data Systems Corp., Series B, 6.50% 2013[6]	54,980	55,740
Electronic Data Systems Corp. 7.45% 2029	15,000	15,418
National Semiconductor Corp. 6.15% 2012	13,030	13,298
National Semiconductor Corp. 6.60% 2017	28,000	29,015
Western Union Co. 5.67% 2008[6]	20,000	20,013
Jabil Circuit, Inc. 5.875% 2010	19,185	19,399
Motorola, Inc. 4.608% 2007	12,500	12,497
Motorola, Inc. 7.625% 2010	1,590	1,698
Cisco Systems, Inc. 5.25% 2011	14,000	14,159
Sabre Holdings Corp. 8.35% 2016	10,000	9,125
		190,362

CONSUMER STAPLES — 0.14%
Kroger Co. 6.40% 2017	48,135	50,171
Safeway Inc. 6.35% 2017	30,000	31,113
Tyson Foods, Inc. 6.85% 2016[6]	20,000	20,902
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[1,7]	18,000	20,655
Delhaize Group 6.50% 2017	15,050	15,433
CVS Corp. 7.77% 2012[5,7]	2,205	2,401
CVS Corp. 5.298% 2027[5,7]	13,058	12,348
Tesco PLC 5.50% 2017[5]	10,000	9,906
		162,929

NON-U.S. GOVERNMENT AND GOVERNMENT AGENCY BONDS & NOTES — 0.04%
Russian Federation 7.50% 2030[7]	32,274	36,447
Corporación Andina de Fomento 6.875% 2012	10,000	10,627
		47,074

MUNICIPALS — 0.02%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,155	13,604
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	9,416	9,175
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	4,235	4,242
		27,021

Total bonds & notes (cost: $19,964,667,000)		19,862,357

Short-term securities — 9.61%

Federal Home Loan Bank 4.285%–5.13% due 11/2/2007–3/14/2008[9]	2,430,060	2,406,989
Freddie Mac 4.26%–5.135% due 11/5/2007–4/11/2008	1,015,983	1,009,227
Edison Asset Securitization LLC 4.80%–5.85% due 11/8/2007–2/7/2008[5]	200,000	198,686
General Electric Capital Corp. 4.77%–5.23% due 11/7/2007–2/19/2008	200,000	198,069
General Electric Co. 5.23% due 12/13/2007	70,000	69,580
General Electric Capital Services, Inc. 4.82% due 2/26/2008	50,000	49,215
Procter & Gamble International Funding S.C.A. 4.50%–5.22% due 11/30/2007–2/28/2008[5]	509,359	505,033
Wal-Mart Stores Inc. 4.72% due 11/5/2007–1/23/2008[5]	498,563	495,261
Bank of America Corp. 4.88%–5.49% due 12/3/2007–2/25/2008	383,950	379,625
Ranger Funding Co. LLC 5.12%–6.15% due 11/14–12/12/2007[5]	115,081	114,615
JPMorgan Chase & Co. 4.55%–5.05% due 1/7–3/24/2008	402,200	396,374
Jupiter Securitization Co., LLC due 12/12/2007[5]	50,000	49,690
Park Avenue Receivables Co., LLC 6.05% due 12/17/2007[5]	27,700	27,508
Coca-Cola Co. 4.50%–5.23% due 11/9/2007–2/21/2008[5]	441,400	437,924
Federal Farm Credit Banks 4.41%–5.07% due 11/15/2007–2/28/2008	440,000	435,243
CAFCO, LLC 4.77%–5.30% due 12/19/2007–1/29/2008[5]	381,400	377,272
Citigroup Funding Inc. 4.70% due 2/5/2008	50,000	49,356
Variable Funding Capital Corp. 4.97%–6.00% due 11/6/2007–1/14/2008[5]	406,000	403,298
International Lease Finance Corp. 4.69%–5.23% due 11/14/2007–1/22/2008	250,000	248,821
AIG Funding, Inc. 4.76%–5.20% due 11/2–11/14/2007	150,000	149,827
IBM International Group Capital LLC 4.73%–5.205% due 11/6/2007–1/23/2008[5]	206,700	205,775
IBM Capital Inc. 4.75%–5.00% due 12/18/2007[5]	79,500	78,975
IBM Corp. 5.135% due 11/19/2007[5]	50,000	49,852
State Street Corp. 4.80%–4.91% due 11/30/2007–1/22/2008	175,000	173,413
Fannie Mae 4.74%–4.98% due 11/6/2007–1/11/2008	160,128	159,521
Paccar Financial Corp. 4.72%–5.25% due 12/3/2007–1/10/2008[9]	158,300	157,183
Abbott Laboratories 4.70%–4.71% due 11/6–11/8/2007[5]	150,000	149,863
E.I. duPont de Nemours and Co. 4.52%–4.72% due 11/13–11/28/2007[5]	150,000	149,556
U.S. Treasury Bills 4.01%–4.80% due 11/1/2007–4/3/2008	150,000	149,159
Hewlett-Packard Co. 4.75%–5.03% due 11/15–12/12/2007[5]	145,000	144,411
Private Export Funding Corp. 4.77%–5.22% due 12/3/2007–1/18/2008[5]	129,400	128,454
Three Pillars Funding, LLC 5.19%–5.25% due 11/1–11/15/2007[5]	125,469	125,346
HSBC Finance Corp. 4.75%–4.90% due 11/8/2007–1/24/2008	120,700	119,977
Caterpillar Financial Services Corp. 4.71%–4.75% due 11/13–12/4/2007	110,500	110,030
John Deere Capital Corp. 4.62%–5.22% due 11/7/2007–1/24/2008[5]	105,000	104,490
Union Bank of California, N.A. 5.03%–5.17% due 12/19/2007–1/10/2008	100,000	100,032
United Parcel Service Inc. 4.50% due 2/28/2008[5]	100,000	98,403
FCAR Owner Trust I 5.06%–5.58% due 11/2–12/19/2007	97,900	97,537
Johnson & Johnson 4.67%–4.70% due 11/9–11/13/2007[5]	86,618	86,488
Honeywell International Inc. 4.65%–5.25% due 11/13–12/20/2007[5]	75,000	74,734
Prudential Funding, LLC 4.74%–4.84% due 12/5/2007–1/15/2008	70,000	69,564
NetJets Inc. 4.75%–5.22% due 11/14–12/6/2007[5]	50,000	49,837
Eaton Corp. 4.73% due 1/11/2008[5]	50,000	49,525
Kimberly-Clark Worldwide Inc. 4.71% due 11/28/2007[5]	47,775	47,600
Harley-Davidson Funding Corp. 4.72%–4.76% due 11/29/2007–1/28/2008[5]	35,365	35,079
Harvard University 4.72% due 12/20/2007	30,000	29,779
Target Corp. 4.77%–4.80% due 11/6/2007	28,500	28,477
Tennessee Valley Authority 4.69% due 12/13/2007	26,000	25,859
USAA Capital Corp. 5.24% due 11/15/2007	25,000	24,943
3M Co. due 4.70% 11/27/2007	25,000	24,912
Scripps (E.W.) Co. 4.77% due 1/15/2008[5]	25,000	24,749
Estée Lauder Companies Inc. 4.75% due 12/3–12/4/2007[5]	22,000	21,903
McCormick & Co., Inc. 4.70% due 11/19/2007[5]	15,000	14,963
Colgate-Palmolive Co. 4.70% due 11/16/2007[5]	12,200	12,174

Total short-term securities (cost: $10,923,200,000)		10,924,176

Total investment securities (cost: $89,515,354,000)		113,915,365
Other assets less liabilities		(250,492)

Net assets		$113,664,873

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $48,225,006,000.
[2]Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]Security did not produce income during the last 12 months.
[4]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
			Market	Percent
	Acquisition	Cost	value	of net
	date(s)	(000)	(000)	assets

Banco Santander Central Hispano, SA 6.50%	1/11–4/3/2007	$110,476	$104,052.09%
Macquarie Communications Infrastructure Group	4/23/2007	21,994	23,473.02

Total restricted securities		$132,470	$127,525.11%

[5]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,096,053,000, which represented 6.24% of the net assets of the fund.

[6]Coupon rate may change periodically.
[7]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]Scheduled interest and/or principal payment was not received.
[9]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
PDR = Philippine Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-912-1207O-S10894

Summary investment portfolio, October 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Industry sector diversification (percent of net assets)

Financials	16.67%
Utilities	10.09
Telecommunication Services	9.79
Energy	6.30
Consumer Discretionary	5.07
Convertible securities & preferred stocks	0.72
Bonds & notes	17.48
Other industries	24.49
Short-term securities & other assets less liabilities	9.39

[end pie chart]

Country diversification (percent of net assets)

United States	44.3%
Euro zone*	19.9
United Kingdom	5.2
Australia	3.5
Taiwan	2.7
Hong Kong	2.3
Canada	2.0
Switzerland	1.5
Singapore	1.5
South Africa	1.4
Norway	1.3
Other countries	5.0
Short-term securities & other assets less liabilities	9.4
Total	100.0%

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, Portugal, the Netherlands, and Spain.

	Shares	Market	Percent
		value	of net
Common stocks - 72.41%		(000)	assets

Financials - 16.67%
Banco Santander, SA (1)	53,312,614	$1,163,493	1.02%
HSBC Holdings PLC (Hong Kong) (1)	27,710,097	546,736
HSBC Holdings PLC (United Kingdom) (1)	26,358,402	521,917.94
Bank of America Corp.	18,127,340	875,188.77
Fannie Mae	14,900,000	849,896.75
Freddie Mac	13,044,500	681,314.60
Citigroup Inc.	15,960,000	668,724.59
Société Générale (1)	3,403,246	572,804.51
Banco Itaú Holding Financeira SA, preferred nominative	19,212,500	546,904.48
Wachovia Corp.	11,175,000	511,033.45
Hang Seng Bank Ltd. (1)	24,296,400	503,639.44
Other securities		11,505,303	10.12
		18,946,951	16.67

Utilities - 10.09%
E.ON AG (1)	12,776,000	2,494,171	2.19
Veolia Environnement (1)	14,114,362	1,261,203	1.11
Exelon Corp.	13,827,600	1,144,649	1.01
RWE AG (1)	8,215,000	1,121,877.99
Electricité de France SA (1)	5,381,000	646,242.57
SUEZ SA (1)	8,381,600	546,089.48
Other securities		4,250,928	3.74
		11,465,159	10.09

Telecommunication services - 9.79%
AT&T Inc.	63,814,027	2,666,788	2.35
Verizon Communications Inc.	41,205,500	1,898,337	1.67
Koninklijke KPN NV (1)	69,556,900	1,313,013	1.16
France Télécom SA (1)	24,434,018	902,373.79
Telefónica, SA (1)	24,615,000	813,746.72
Telenor ASA (1) (2)	24,575,000	578,178.51
Other securities		2,958,264	2.59
		11,130,699	9.79

Energy - 6.30%
Sasol Ltd. (1)	25,536,931	1,324,335	1.17
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	597,518
Royal Dutch Shell PLC, Class B (1)	6,997,187	304,906
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	162,829
Royal Dutch Shell PLC, Class A (1)	3,055,000	133,526	1.05
Chevron Corp.	13,010,000	1,190,545	1.05
Husky Energy Inc.	16,130,000	751,857.66
ENI SpA (1)	19,929,000	727,154.64
ConocoPhillips	6,969,000	592,086.52
Other securities		1,375,652	1.21
		7,160,408	6.30

Consumer discretionary - 5.07%
Daimler AG (1)	7,197,887	794,588.70
Renault SA (1)	4,583,000	771,832.68
OPAP (Greek Organization of Football Prognostics) SA (1)	12,807,040	522,799.46
Other securities		3,672,400	3.23
		5,761,619	5.07

Industrials - 4.98%
General Electric Co.	31,795,000	1,308,682	1.15
Siemens AG (1)	3,880,000	527,830.47
Other securities		3,819,497	3.36
		5,656,009	4.98

Consumer staples - 4.97%
Altria Group, Inc.	11,820,000	862,033.76
PepsiCo, Inc.	8,795,000	648,367.57
Diageo PLC (1)	27,508,000	630,271.55
Nestlé SA (1)	1,150,000	531,274.47
Other securities		2,974,186	2.62
		5,646,131	4.97

Materials - 4.28%
Bayer AG, non-registered shares (1)	8,512,000	711,577.63
China Steel Corp. (1)	455,549,548	650,191.57
ArcelorMittal (1)	7,730,000	624,451.55
Other securities		2,875,599	2.53
		4,861,818	4.28

Health care - 3.69%
Merck & Co., Inc.	17,889,600	1,042,248.92
Roche Holding AG (1)	3,676,000	628,004.55
Bristol-Myers Squibb Co.	19,950,000	598,300.53
Pfizer Inc	23,905,000	588,302.52
Other securities		1,343,821	1.17
		4,200,675	3.69

Information technology - 1.75%
Microsoft Corp.	16,615,000	611,598.54
Other securities		1,381,276	1.21
		1,992,874	1.75

Miscellaneous - 4.82%
Other common stocks in initial period of acquisition		5,479,042	4.82

Total common stocks (cost: $57,828,229,000)		82,301,385	72.41

Preferred stocks - 0.39%

Financials - 0.33%
Banco Santander Central Hispano, SA 6.50% (3)	4,416,000	104,052.09
BAC Capital Trust XIII 6.094% (4)	51,170,000	47,130.04
Freddie Mac 5.57%	1,760,000	40,315.04
Fannie Mae, Series E, 5.10%	550,000	22,688
Fannie Mae, Series L, 5.125%	273,350	11,303.03
Other securities		147,641.13
		373,129.33

Industrials - 0.00%
General Electric Co. 4.50% PINES 2035	1,905,000	1,746.00

Other - 0.01%
Other securities		12,301.01

Miscellaneous - 0.05%
Other preferred stocks in initial period of acquisition		60,450.05

Total preferred stocks (cost: $468,864,000)		447,626.39

Convertible securities - 0.33%

Financials - 0.08%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	95,294.08

Other - 0.25%
Other securities		284,527.25

Total convertible securities (cost: $330,394,000)		379,821.33

	Principal
	amount
Bonds & notes - 17.48%	(000)

Mortgage-backed obligations (5) - 6.83%
Fannie Mae 0%-11.00% 2012-2047 (1) (4)	$2,276,162	2,275,200	2.00
Freddie Mac 0%-7.50% 2015-2037 (4)	671,464	652,323.57
Other securities		4,835,277	4.26
		7,762,800	6.83

Financials - 3.11%
Bank of America Corp. 4.25%-7.125% 2010-2012	61,075	61,321
MBNA Corp. 5.625% 2007	10,000	10,006
BankAmerica Corp. 5.875% 2009	7,500	7,553
MBNA America Bank, National Assn. 5.375% 2008	7,500	7,507.08
Household Finance Corp. 4.125%-6.40% 2008	56,000	56,280
HSBC Holdings PLC 6.50% 2037	15,000	14,910.06
Citigroup Inc. 4.125%-5.50% 2008-2012 (4)	48,350	48,388.04
Santander Issuances, SA Unipersonal 5.805%-5.948% 2016 (4) (6)	20,300	20,403
Abbey National PLC 6.70% (undated) (1) (4)	6,000	5,925
Santander Perpetual, SA Unipersonal 6.671% (undated) (4) (6)	2,500	2,494.03
Other securities		3,299,420	2.90
		3,534,207	3.11

U.S. government & government agency bonds & notes - 1.54%
Fannie Mae 5.25%-7.125% 2007-2012	345,000	359,180.31
Freddie Mac 4.875%-7.00% 2008-2011	330,000	339,792.30
Federal Home Loan Bank 5.625% 2016	74,375	76,820.07
Other securities		975,927.86
		1,751,719	1.54

Telecommunication services - 0.54%
AT&T Wireless Services, Inc. 7.875% 2011	76,700	83,153
SBC Communications Inc. 4.125%-6.25% 2009-2014	59,250	60,604
AT&T Corp 8.00% 2031 (4)	20,000	24,897.15
Verizon Global Funding Corp. 7.25%-7.375% 2010-2012	27,000	29,296
Verizon Communications Inc. 5.50% 2017	20,000	20,037.04
Koninklijke KPN NV 8.00%-8.375% 2010-2030	15,930	18,139.02
Other securities		370,592.33
		606,718.54

Utilities - 0.39%
Exelon Generation Co., LLC 6.95% 2011	21,600	22,693
Commonwealth Edison Co., First Mortgage Bonds, 3.70%-5.95% 2008-2016	21,750	21,848
Exelon Corp. 4.45%-6.75% 2010-2015	22,000	21,535.06
Other securities		377,861.33
		443,937.39

Other - 5.07%
Other securities		5,762,976	5.07

Total bonds & notes (cost: $19,964,667,000)		19,862,357	17.48

Short-term securities - 9.61%

Federal Home Loan Bank 4.285%-5.13% due 11/2/2007-3/14/2008 (7)	2,430,060	2,406,989	2.12
Freddie Mac 4.26%-5.135% due 11/5/2007-4/11/2008	1,015,983	1,009,227.89
Edison Asset Securitization LLC 4.80%-5.85% due 11/8/2007-2/7/2008 (6)	200,000	198,686
General Electric Capital Corp. 4.77%-5.23% due 11/7/2007-2/19/2008	200,000	198,069
General Electric Co. 5.23% due 12/13/2007	70,000	69,580
General Electric Capital Services, Inc. 4.82% due 2/26/2008	50,000	49,215.45
Procter & Gamble International Funding S.C.A. 4.50%-5.22% due 11/30/2007-2/28/2008 (6)	509,359	505,033.44
Wal-Mart Stores Inc. 4.72%-5.21% due 11/5/2007-1/23/2008 (6)	498,563	495,261.44
Bank of America Corp. 4.88%-5.49% due 12/3/2007-2/25/2008	383,950	379,625
Ranger Funding Co. LLC 5.12%-6.15% due 11/14-12/12/2007 (6)	115,081	114,615.43
CAFCO, LLC 4.77%-5.30% due 12/19/2007-1/29/2008 (6)	381,400	377,272
Citigroup Funding Inc. 4.70% due 2/5/2008	50,000	49,356.38
Fannie Mae 4.74%-4.98% due 11/6/2007-1/11/2008	160,128	159,521.14
HSBC Finance Corp. 4.75%-4.90% due 11/8/2007-1/24/2008	120,700	119,977.11
Other securities		4,791,750	4.21

Total short-term securities (cost: $10,923,200,000)		10,924,176	9.61

Total investment securities (cost: $89,515,354,000)		113,915,365	100.22
Other assets less liabilities		(250,492)	(.22)

Net assets		$113,664,873	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended October 31, 2007, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 10/31/07 (000)
UST Inc.	8,178,000	-	-	8,178,000	$19,382	$436,051
Macquarie Infrastructure Group (1)	139,581,612	2,986,409	-	142,568,021	23,935	423,012
Macquarie Airports (1)	107,363,105	-	4,841,824	102,521,281	22,815	420,878
SBM Offshore NV (1)	8,335,188	-	-	8,335,188	5,457	320,985
iStar Financial, Inc.	7,065,500	1,142,050	-	8,207,550	22,280	250,412
iStar Financial, Inc. 5.375% 2010	$25,675,000	-	-	$25,675,000	1,394	24,769
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	-	-	$10,000,000	500	9,356
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	-	-	400,000	780	9,028
iStar Financial, Inc. 5.80% 2011	$7,600,000	-	-	$7,600,000	442	7,352
iStar Financial, Inc., Series B, 4.875% 2009	$2,000,000	-	-	$2,000,000	100	1,959
Macquarie Communications Infrastructure Group (1)	25,667,933	929,035	-	26,596,968	8,431	144,112
Macquarie Communications Infrastructure Group (1) (2) (6)	-	4,332,067	-	4,332,067	-	23,473
SP AusNet (1)	107,253,698	28,300,127	-	135,553,825	9,489	164,852
RPM International, Inc.	3,325,000	3,575,000	-	6,900,000	3,857	147,867
Singapore Post Private Ltd. (1)	95,685,000	11,340,000	-	107,025,000	3,906	90,707
Fisher & Paykel Healthcare Corp. Ltd. (1)	33,211,000	10,000	-	33,221,000	2,974	83,042
Compass Minerals International, Inc.	1,550,000	540,758	-	2,090,758	2,307	77,170
VastNed Retail NV (1) (8)	632,606	212,500	-	845,106	2,971	72,647
Macquarie International Infrastructure Fund Ltd. (1)	83,170,000	-	-	83,170,000	4,446	62,831
PaperlinX Ltd. (1)	22,547,000	-	-	22,547,000	1,988	58,413
Fortune Real Estate Investment Trust (1)	52,262,500	146,000	-	52,408,500	2,308	39,624
Allco Commercial REIT (1)	32,100,000	12,840,001	-	44,940,001	1,161	31,780
Cambridge Industrial Trust (1) (8)	30,916,000	21,059,000	-	51,975,000	1,407	26,374
Oakton Ltd. (1) (8)	583,276	4,034,684	-	4,617,960	642	25,593
TICON Industrial Connection PCL (1)	-	41,951,000	-	41,951,000	1,296	25,399
Fong's Industries Co. Ltd. (1)	36,590,000	-	-	36,590,000	1,268	23,646
CitySpring Infrastructure Trust (1)	-	29,250,000	-	29,250,000	438	20,351
Ascendas Real Estate Investment Trust (1) (9)	72,142,600	-	19,559,825	52,582,775	4,776	-
CapitaCommercial Trust Management Ltd. (1) (9)	77,882,700	-	15,463,600	62,419,100	2,686	-
CapitaMall Trust Management Ltd., units (1) (9)	100,628,470	-	29,345,590	71,282,880	5,651	-
GS Engineering & Construction (9)	2,550,000	-	2,550,000	-	3,548	-
Prosperity REIT (9)	81,325,000	-	81,325,000	-	650	-
Ruby Tuesday, Inc. (8) (9)	2,360,000	640,000	1,142,671	1,857,329	1,465	-
Suntec Real Estate Investment Trust (9)	92,244,000	-	92,244,000	-	2,121	-
Sydney Roads Group (9)	60,682,071	-	60,682,071	-	1,689	-
Taiwan Fertilizer Co., Ltd. (9)	63,700,000	-	63,700,000	-	-	-
					$168,560	$3,021,683

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $48,225,006,000.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/11-4/3/2007 with a cost of $110,476,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $127,525,000, which represented .11% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers.  The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $7,096,053,000, which represented 6.24% of the net assets of the fund.

(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) This security was in its initial period of acquisition at 10/31/2006 and was not publicly disclosed.
(9) Unaffiliated issuer at 10/31/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at October 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $87,340,366)		$110,893,682
Affiliated issuers (cost: $2,174,988)		3,021,683	$113,915,365
Receivables for:
Sales of investments		189,942
Sales of fund's shares		278,867
Dividends and interest		333,626	802,435
			114,717,800
Liabilities:
Payables for:
Purchases of investments		505,549
Repurchases of fund's shares		85,316
Dividends on fund's shares		356,146
Bank overdraft		12,733
Investment advisory services		25,713
Services provided by affiliates		55,090
Directors' deferred compensation		1,516
Other		10,864	1,052,927
Net assets at October 31, 2007			$113,664,873

Net assets consist of:
Capital paid in on shares of capital stock			$84,923,682
Undistributed net investment income			1,004,770
Undistributed net realized gain			3,342,199
Net unrealized appreciation			24,394,222
Net assets at October 31, 2007			$113,664,873

Total authorized capital stock - 2,000,000 shares, $.01 par value (1,657,413 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$83,524,387	1,217,917	$68.58
Class B	5,922,790	86,364	68.58
Class C	13,405,982	195,480	68.58
Class F	6,019,998	87,781	68.58
Class 529-A	1,273,530	18,570	68.58
Class 529-B	178,433	2,602	68.58
Class 529-C	498,779	7,273	68.58
Class 529-E	63,239	922	68.58
Class 529-F	32,892	480	68.58
Class R-1	132,912	1,938	68.58
Class R-2	646,740	9,430	68.58
Class R-3	816,831	11,911	68.58
Class R-4	269,552	3,931	68.58
Class R-5	878,808	12,814	68.58
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $72.76 each.

See Notes to Financial Statements

Statement of operations
for the year ended October 31, 2007		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $166,525; also includes
$166,124 from affiliates)		$2,777,734
Interest (includes $2,436 from affiliates)		1,515,910	$4,293,644

Fees and expenses(*):
Investment advisory services		235,205
Distribution services		354,884
Transfer agent services		51,291
Administrative services		24,849
Reports to shareholders		1,977
Registration statement and prospectus		4,787
Postage, stationery and supplies		4,847
Directors' compensation		804
Auditing and legal		246
Custodian		10,427
State and local taxes		562
Other		243
Total fees and expenses before reimbursements/waivers		690,122
Less reimbursements/waivers of fees and expenses:
Investment advisory services		23,521
Administrative services		122
Total fees and expenses after reimbursements/waivers			666,479
Net investment income			3,627,165

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $358,415 net gain from affiliates)		4,216,769
Non-U.S. currency transactions		(4,899)	4,211,870
Net unrealized appreciation on:
Investments		10,208,947
Non-U.S. currency translations		1,630	10,210,577
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency			14,422,447
Net increase in net assets resulting
from operations			$18,049,612

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended	Year ended
		October 31,	October 31,
		2007	2006
Operations:
Net investment income		$3,627,165	$2,384,662
Net realized gain on investments and
non-U.S. currency transactions		4,211,870	1,604,574
Net unrealized appreciation
on investments and non-U.S. currency translations		10,210,577	7,905,680
Net increase in net assets
resulting from operations		18,049,612	11,894,916

Dividends and distributions paid or accrued to
shareholders:
Dividends from net investment income and non-U.S. currency gain		(3,246,425)	(2,412,497)
Distributions from net realized gain
on investments		(1,558,658)	(740,369)
Total dividends and distributions paid or accrued
to shareholders		(4,805,083)	(3,152,866)

Net capital share transactions		22,712,221	13,615,480

Total increase in net assets		35,956,750	22,357,530

Net assets:
Beginning of year		77,708,123	55,350,593
End of year (including
undistributed net investment income: $1,004,770 and $436,907, respectively)		$113,664,873	$77,708,123

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend-with higher income distributions every quarter to the extent possible-together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders–Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended October 31, 2007, there were no non-U.S. taxes paid on realized gains. As of October 31, 2007, non-U.S. taxes provided on unrealized gains were $7,302,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended October 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by non-U.S. tax authorities for tax years before 2006.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; unrealized appreciation of certain investments in non-U.S. securities; and amortization of premiums or discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2007, the fund reclassified $187,528,000 from undistributed net realized gain to undistributed net investment income; and reclassified $405,000 from undistributed net investment income and $200,813,000 from undistributed net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,994,213
Undistributed long-term capital gain	3,356,665
Gross unrealized appreciation on investment securities	25,337,691
Gross unrealized depreciation on investment securities	(1,585,701)
Net unrealized appreciation on investment securities	23,751,990
Cost of investment securities	90,163,375

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended October 31, 2007			Year ended October 31, 2006
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$2,517,806	$1,167,689	$3,685,495	$1,907,778	$565,399	$2,473,177
Class B	145,067	87,766	232,833	118,215	44,775	162,990
Class C	299,015	174,576	473,591	211,780	78,754	290,534
Class F	164,956	72,083	237,039	99,428	28,534	127,962
Class 529-A	35,069	15,615	50,684	22,604	6,326	28,930
Class 529-B	4,019	2,460	6,479	2,995	1,128	4,123
Class 529-C	10,686	6,251	16,937	7,190	2,616	9,806
Class 529-E	1,638	810	2,448	1,123	343	1,466
Class 529-F	785	283	1,068	386	93	479
Class R-1	2,678	1,466	4,144	1,459	493	1,952
Class R-2	14,009	8,069	22,078	9,250	3,281	12,531
Class R-3	19,728	9,453	29,181	11,998	3,731	15,729
Class R-4	6,499	2,544	9,043	3,357	966	4,323
Class R-5	24,470	9,593	34,063	14,934	3,930	18,864
Total	$3,246,425	$1,558,658	$4,805,083	$2,412,497	$740,369	$3,152,866

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors,SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services–The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.112% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the year ended October 31, 2007, total investment advisory services fees waived by CRMC were $23,521,000. As a result, the fee shown on the accompanying financial statements of $235,205,000, which was equivalent to an annualized rate of 0.248%, was reduced to $211,684,000, or 0.223% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended October 31, 2007, the total administrative services fees paid by CRMC were $122,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended October 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$166,127	$47,559	Not applicable	Not applicable	Not applicable
Class B	51,461	3,732	Not applicable	Not applicable	Not applicable
Class C	109,236	Included in administrative services	$11,817	$1,218	Not applicable
Class F	11,781		3,773	456	Not applicable
Class 529-A	2,015		733	86	$1,010
Class 529-B	1,495		109	28	150
Class 529-C	4,004		290	59	400
Class 529-E	258		37	4	52
Class 529-F	-		16	2	22
Class R-1	999		118	32	Not applicable
Class R-2	3,895		747	1,509	Not applicable
Class R-3	3,135		878	357	Not applicable
Class R-4	478		265	16	Not applicable
Class R-5	Not applicable		650	15	Not applicable
Total	$354,884	$51,291	$19,433	$3,782	$1,634

Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $804,000, shown on the accompanying financial statements, includes $553,000 in current fees (either paid in cash or deferred) and a net increase of $251,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2007
Class A	$18,195,620	287,520	$3,350,437	53,845	$(6,272,916)	(98,924)	$15,273,141	242,441
Class B	1,023,405	16,179	213,503	3,443	(439,089)	(6,921)	797,819	12,701
Class C	3,916,877	61,860	424,435	6,837	(1,081,324)	(17,036)	3,259,988	51,661
Class F	2,423,002	38,180	192,282	3,086	(752,326)	(11,805)	1,862,958	29,461
Class 529-A	383,267	6,062	49,207	790	(61,508)	(968)	370,966	5,884
Class 529-B	35,726	565	6,385	103	(7,072)	(111)	35,039	557
Class 529-C	157,306	2,486	16,561	267	(37,168)	(586)	136,699	2,167
Class 529-E	17,227	273	2,392	38	(3,660)	(58)	15,959	253
Class 529-F	16,687	262	1,007	16	(1,578)	(25)	16,116	253
Class R-1	62,299	985	3,945	64	(16,613)	(261)	49,631	788
Class R-2	282,232	4,460	21,428	345	(125,181)	(1,966)	178,479	2,839
Class R-3	387,004	6,107	28,141	452	(141,041)	(2,223)	274,104	4,336
Class R-4	156,665	2,470	8,547	137	(42,711)	(671)	122,501	1,936
Class R-5	350,102	5,507	28,573	458	(59,854)	(939)	318,821	5,026
Total net increase
(decrease)	$27,407,419	432,916	$4,346,843	69,881	$(9,042,041)	(142,494)	$22,712,221	360,303

Year ended October 31, 2006
Class A	$12,051,851	216,172	$2,227,691	40,899	$(4,774,295)	(86,126)	$9,505,247	170,945
Class B	745,843	13,369	147,793	2,721	(363,419)	(6,539)	530,217	9,551
Class C	2,360,565	42,203	255,760	4,707	(813,512)	(14,674)	1,802,813	32,236
Class F	1,325,582	23,593	100,515	1,844	(432,593)	(7,826)	993,504	17,611
Class 529-A	230,263	4,143	27,938	512	(37,240)	(671)	220,961	3,984
Class 529-B	26,559	478	4,035	74	(4,859)	(88)	25,735	464
Class 529-C	92,893	1,669	9,534	175	(21,396)	(385)	81,031	1,459
Class 529-E	11,986	217	1,420	26	(2,834)	(51)	10,572	192
Class 529-F	6,492	117	450	8	(1,074)	(19)	5,868	106
Class R-1	36,332	653	1,821	33	(9,694)	(177)	28,459	509
Class R-2	170,976	3,073	12,055	222	(71,208)	(1,282)	111,823	2,013
Class R-3	204,823	3,681	15,117	277	(81,900)	(1,481)	138,040	2,477
Class R-4	67,367	1,212	4,132	76	(34,482)	(625)	37,017	663
Class R-5	141,763	2,547	14,781	271	(32,351)	(582)	124,193	2,236
Total net increase
(decrease)	$17,473,295	313,127	$2,823,042	51,845	$(6,680,857)	(120,526)	$13,615,480	244,446

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $40,612,952,000 and $20,499,030,000, respectively, during the year ended October 31, 2007.

Financial highlights

		Income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income (2)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (3) (4)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers (4)	Ratio of net income to average net assets (2) (4)
Class A:
Year ended 10/31/2007	$59.91	$2.52	$9.62	$12.14	$(2.30)	$(1.17)	$(3.47)	$68.58	20.93%	$83,524	.58%	.55%	3.97%
Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439	.58	.55	3.82
Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303	.59	.57	3.79
Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458	.60	.59	3.65
Year ended 10/31/2003	40.73	1.72	5.36	7.08	(2.00)	(.52)	(2.52)	45.29	17.95	18,273	.65	.65	4.04
Class B:
Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35	1.32	3.19
Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37	1.34	3.04
Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38	1.36	3.01
Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469	1.40	1.39	2.85
Year ended 10/31/2003	40.73	1.38	5.36	6.74	(1.66)	(.52)	(2.18)	45.29	17.03	1,532	1.44	1.44	3.19
Class C:
Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39	1.37	3.16
Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41	1.38	2.99
Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44	1.42	2.94
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476	1.47	1.47	2.76
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	1,696	1.51	1.51	3.08
Class F:
Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020	.61	.58	3.95
Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494	.62	.60	3.76
Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141	.68	.65	3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161	.72	.71	3.51
Year ended 10/31/2003	40.73	1.67	5.36	7.03	(1.95)	(.52)	(2.47)	45.29	17.82	539	.76	.76	3.86
Class 529-A:
Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273	.65	.63	3.92
Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760	.64	.61	3.77
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458	.71	.68	3.70
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244	.72	.71	3.53
Year ended 10/31/2003	40.73	1.70	5.36	7.06	(1.98)	(.52)	(2.50)	45.29	17.89	121	.70	.70	3.99
Class 529-B:
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46	1.44	3.09
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49	1.46	2.93
Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55	1.53	2.85
Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55	1.60	1.60	2.66
Year ended 10/31/2003	40.73	1.30	5.36	6.66	(1.58)	(.52)	(2.10)	45.29	16.82	31	1.64	1.64	3.04
Class 529-C:
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46	1.44	3.11
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47	1.45	2.94
Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54	1.52	2.86
Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113	1.59	1.58	2.67
Year ended 10/31/2003	40.73	1.31	5.36	6.67	(1.59)	(.52)	(2.11)	45.29	16.83	54	1.63	1.63	3.05
Class 529-E:
Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63	.95	.93	3.61
Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40	.96	.94	3.45
Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02	1.00	3.38
Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15	1.07	1.07	3.18
Year ended 10/31/2003	40.73	1.53	5.36	6.89	(1.81)	(.52)	(2.33)	45.29	17.44	7	1.10	1.10	3.57
Class 529-F:
Year ended 10/31/2007	$59.91	$2.60	$9.62	$12.22	$(2.38)	(1.17)	$(3.55)	$68.58	21.08%	$33	.46%	.43%	4.17%
Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14	.46	.44	3.95
Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6	.63	.60	3.78
Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3	.82	.82	3.44
Year ended 10/31/2003	40.73	1.64	5.36	7.00	(1.92)	(.52)	(2.44)	45.29	17.72	1	.85	.85	3.78
Class R-1:
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42	1.40	3.17
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44	1.41	2.96
Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50	1.46	2.91
Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11	1.53	1.50	2.74
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	5	1.66	1.53	3.12
Class R-2:
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45	1.41	3.14
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55	1.42	2.97
Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61	1.44	2.95
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129	1.75	1.47	2.78
Year ended 10/31/2003	40.73	1.36	5.36	6.72	(1.64)	(.52)	(2.16)	45.29	16.99	57	1.85	1.49	3.11
Class R-3:
Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817	.97	.94	3.61
Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454	.98	.96	3.42
Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00	.98	3.41
Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120	1.09	1.08	3.15
Year ended 10/31/2003	40.73	1.52	5.36	6.88	(1.80)	(.52)	(2.32)	45.29	17.42	46	1.15	1.11	3.46
Class R-4:
Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270	.67	.64	3.95
Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119	.68	.66	3.68
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70	.70	.68	3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15	.74	.73	3.49
Year ended 10/31/2003	40.73	1.68	5.36	7.04	(1.96)	(.52)	(2.48)	45.29	17.84	6	.79	.76	3.79
Class R-5:
Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879	.37	.35	4.22
Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467	.38	.36	4.03
Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292	.39	.37	4.00
Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194	.41	.40	3.85
Year ended 10/31/2003	40.73	1.81	5.36	7.17	(2.09)	(.52)	(2.61)	45.29	18.20	121	.44	.44	4.28

	Year ended October 31
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	24%	26%	20%	24%	27%

(1) Based on average shares outstanding.
(2) For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the years shown, CRMC reduced fees for investment advisory services.  In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Capital Income Builder, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Income Builder, Inc. (the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
December 7, 2007

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2007:

Long-term capital gains	$1,608,658,000
Qualified dividend income	2,763,170,000
Corporate dividends received deduction	922,592,000
U.S. government income that may be exempt from state taxation	189,758,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.